UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders.

December 31, 2015

Semi Annual Report

Victory CEMP US 500 Volatility Wtd Index Fund

Victory CEMP US Small Cap Volatility Wtd Index Fund

Victory CEMP International Volatility Wtd Index Fund

Victory CEMP Emerging Market Volatility Wtd Index Fund

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Victory CEMP International Enhanced Volatility Wtd Index Fund

Victory CEMP REC Enhanced Volatility Wtd Index Fund

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

Victory CEMP Long/Short Strategy Fund

Victory CEMP Market Neutral Income Fund

Victory CEMP Enhanced Fixed Income Fund

Victory CEMP Ultra Short Term Fixed Income Fund

Victory CEMP Multi-Asset Balanced Fund

Victory CEMP Multi-Asset Growth Fund

Victory CEMP Alternative Strategies Fund

Victory
Portfolios II

Table of Contents

Shareholder Letter	5
Financial Statements
The Victory Equity Funds
Victory CEMP US 500 Volatility Wtd Index Fund
Schedule of Investments	7-17
Statement of Assets and Liabilities	125-126
Statement of Operations	133
Statements of Changes in Net Assets	137-139
Financial Highlights	155-157
Victory CEMP US Small Cap Volatility Wtd Index Fund
Schedule of Investments	18-28
Statement of Assets and Liabilities	125-126
Statement of Operations	133
Statements of Changes in Net Assets	137-139
Financial Highlights	158-160
Victory CEMP International Volatility Wtd Index Fund
Schedule of Investments	29-46
Statement of Assets and Liabilities	125-126
Statement of Operations	133
Statements of Changes in Net Assets	137-139
Financial Highlights	161-163
Victory CEMP Emerging Market Volatility Wtd Index Fund
Schedule of Investments	47-64
Statement of Assets and Liabilities	125-126
Statement of Operations	133
Statements of Changes in Net Assets	140-142
Financial Highlights	164-166
The Victory Equity Long/Cash Funds
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Schedule of Investments	65-75
Statement of Assets and Liabilities	125-126
Statement of Operations	133
Statements of Changes in Net Assets	140-142
Financial Highlights	167-169
Victory CEMP International Enhanced Volatility Wtd Index Fund
Schedule of Investments	76-93
Statement of Assets and Liabilities	127-128
Statement of Operations	134
Statements of Changes in Net Assets	140-142
Financial Highlights	170-172

Table of Contents (continued)

The Victory Real Estate Long/Cash Fund
Victory CEMP REC Enhanced Volatility Wtd Index Fund
Schedule of Investments	94-96
Statement of Assets and Liabilities	127-128
Statement of Operations	134
Statements of Changes in Net Assets	143-145
Financial Highlights	173-175
The Victory Commodity Fund
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Schedule of Investments	97
Statement of Assets and Liabilities	127-128
Statement of Operations	134
Statements of Changes in Net Assets	143-145
Financial Highlights	176-178
The Victory Commodity Long/Cash Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Schedule of Investments	98
Statement of Assets and Liabilities	127-128
Statement of Operations	134
Statements of Changes in Net Assets	143-145
Financial Highlights	179-181
The Victory Equity Long/Short Fund
Victory CEMP Long/Short Strategy Fund
Schedule of Investments	99-109
Statement of Assets and Liabilities	129-130
Statement of Operations	135
Statements of Changes in Net Assets	146-148
Financial Highlights	182-184
The Victory Bond Replacement Fund
Victory CEMP Market Neutral Income Fund
Schedule of Investments	110-119
Statement of Assets and Liabilities	129-130
Statement of Operations	135
Statements of Changes in Net Assets	146-148
Financial Highlights	185-187
The Victory Fixed Income Long/Cash Fund
Victory CEMP Enhanced Fixed Income Fund
Schedule of Investments	120
Statement of Assets and Liabilities	129-130
Statement of Operations	135
Statements of Changes in Net Assets	149-151
Financial Highlights	188-190

Table of Contents (continued)

The Victory Fixed Income Ultra Short (12 months or less) Fund
Victory CEMP Ultra Short Term Fixed Income Fund
Schedule of Investments	121
Statement of Assets and Liabilities	129-130
Statement of Operations	135
Statements of Changes in Net Assets	149-151
Financial Highlights	191-192
The Victory Multi-Asset Class Funds
Victory CEMP Multi-Asset Balanced Fund
Schedule of Investments	122
Statement of Assets and Liabilities	131-132
Statement of Operations	136
Statements of Changes in Net Assets	152-154
Financial Highlights	193-194
Victory CEMP Multi-Asset Growth Fund
Schedule of Investments	123
Statement of Assets and Liabilities	131-132
Statement of Operations	136
Statements of Changes in Net Assets	152-154
Financial Highlights	195-196
Victory CEMP Alternative Strategies Fund
Schedule of Investments	124
Statement of Assets and Liabilities	131-132
Statement of Operations	136
Statements of Changes in Net Assets	152-154
Financial Highlights	197-198
Notes to Financial Statements	199
Supplemental Information	232
Board of Trustees	232
Officers	234
Proxy Voting and Form N-Q Information	235
Expense Examples	235
Portfolio Holdings	239

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Compass EMP Funds.

For additional information about any Compass EMP Fund, including fees, expenses, and risks, view our prospectus online at compassempfunds.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Compass EMP at:

800-539-FUND (800-539-3863)

Visit our website at:

compassempfunds.com

Victory Funds Letter to Shareholders

Dear Shareholder:

It has been somewhat of a rollercoaster ride for U.S. stocks this year, culminating in August's correction, as investor worry over geopolitical turmoil in Europe, recessions in Brazil and Russia, slowing economic growth in Asia, and anticipated changes in domestic monetary policy, provided turbulence. Still, the market recovered most of its losses by the end of the year, delivering a relatively flat, to slightly negative, equity return to investors for the second half of 2015. Large capitalization stocks led the way, benefitting from investor rotation during the most recent sell-off, while growth has — and continues to — materially outpace value across all capitalizations.

With both 2015 and 2016 estimate revisions trending consistently negative over the past year, leaving calendar 2015 growth estimates close to flat, the muted return over the past six months could be considered as a marginal victory for the equity market. Easy monetary policy has driven bond yields to record lows, helping equities, but it also stands to reason that investors are optimistic the U.S. can once again regain the lead position in the global growth story. Specifically, slowing growth in China and the end of the commodity super-cycle might just portend a revitalization for the U.S. and other developed nations on two fronts: 1) the consumer strengthens from improved real wages, but improved frugality sets the stage for a lower, but longer expansion, and 2) a larger portion of investment gets channeled back to developed markets as investors reassess the long term growth and risk profile of emerging markets, driving the improved productivity that has been missing in this recovery.

The second half of 2015 was dominated by weak growth centered in China, plunging energy and commodity prices, a strong U.S. dollar, and the long anticipated change in monetary policy by the Federal Reserve. U.S. GDP slowed heading into the second half of the year, falling from just under 4% in the second quarter, to approximately 2% in the third. Estimates for the final quarter have also been revised downward to nearly 2%. The U.S. consumer continued to provide leadership in the economy, albeit at a slower pace, as personal consumption dipped slightly from the second to the third quarter. Retail sales slowed in late summer, but climbed again in November, as consumers put to work some of the money conserved from less expensive gasoline. In contrast, the U.S. manufacturing sector fell into contraction in December, held in check by a strong dollar and weak overseas demand. Weakness overseas also temporarily delayed the Fed's plans to increase interest rates until the fourth quarter, which subsequently brought an end to an extraordinary period in which the Federal Funds rate was held near zero for seven years. While the Fed action was indeed important, many of the themes that we began the year with persisted until the end — steady job gains, subdued inflation, falling commodity prices, and a strong dollar that pushed the U.S. manufacturing sector into contraction. As a result, the tug of war for investors between risky assets and treasuries continued to dominate throughout the year.

International equity markets declined during the period as slow growth in China, the world's second largest economy, weighed heavily on global markets. In particular, emerging economies struggled, largely impacted by depressed commodity prices and a strong U.S. dollar, which has led to further local currency devaluations. Brazil and Russia have been staggered by contracting economies and elevated inflation. Central bank policy continues to have a significant impact on global markets as investors focus on the implications of monetary policy divergence. The European Central Bank has signaled continued monetary easing to increase its stimulus program, in contrast to the Federal Reserve's December rate increase. International developed stocks outperformed their emerging peers, with international developed small capitalization stocks in particular posting the highest relative returns among foreign equity asset classes. Although global GDP forecasts have declined, it is unclear how much spillover from decelerating growth in emerging markets will impact the world's developed economies.

We continue to believe that the markets provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (16.1%):
Advance Auto Parts, Inc.	301	$45,304
AMC Networks, Inc., Class A (a)	670	50,036
Aramark	2,252	72,627
AutoNation, Inc. (a)	1,024	61,092
AutoZone, Inc. (a)	105	77,900
Bed Bath & Beyond, Inc. (a)	950	45,838
Best Buy Co., Inc.	979	29,811
BorgWarner, Inc.	1,184	51,184
Cablevision Systems Corp.	1,250	39,875
CarMax, Inc. (a)	904	48,789
Carter's, Inc.	635	56,534
CBS Corp., Class B	1,294	60,986
Chipotle Mexican Grill, Inc. (a)	74	35,509
Coach, Inc.	1,613	52,793
Comcast Corp., Class A	1,103	62,242
Dick's Sporting Goods, Inc.	968	34,219
Discovery Communications, Inc., Class A (a)	1,530	40,820
DISH Network Corp. (a)	937	53,578
Dollar General Corp.	951	68,348
Domino's Pizza, Inc.	483	53,734
DR Horton, Inc.	1,410	45,162
Dunkin' Brands Group, Inc.	1,242	52,897
Expedia, Inc.	300	37,290
Foot Locker, Inc.	876	57,019
Ford Motor Co.	4,662	65,688
GameStop Corp., Class A	946	26,526
General Motors Co.	1,846	62,782
Gentex Corp.	3,757	60,150
Genuine Parts Co.	847	72,749
Hanesbrands, Inc.	1,597	47,000
Harley-Davidson, Inc.	874	39,671
Harman International Industries, Inc.	302	28,451
Hasbro, Inc.	654	44,054
Hilton Worldwide Holdings, Inc.	2,247	48,086
Hyatt Hotels Corp., Class A (a)	1,178	55,390
Johnson Controls, Inc.	1,374	54,259
Kohl's Corp.	852	40,581
L Brands, Inc.	649	62,187
Las Vegas Sands Corp.	839	36,782
Lear Corp.	517	63,503
Lennar Corp., Class A	893	43,677
Lions Gate Entertainment Corp.	1,195	38,706
LKQ Corp. (a)	1,741	51,586
Lowe's Cos., Inc.	936	71,172
Macy's, Inc.	895	31,307
Marriott International, Inc., Class A	756	50,682
McDonald's Corp.	734	86,715
Mohawk Industries, Inc. (a)	291	55,112

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
MSG Networks, Inc., Class A (a)	3,308	$68,806
Netflix, Inc. (a)	265	30,311
Newell Rubbermaid, Inc.	1,640	72,292
NIKE, Inc., Class B	1,224	76,500
Nordstrom, Inc.	891	44,381
NVR, Inc. (a)	48	78,865
Omnicom Group, Inc.	1,182	89,431
O'Reilly Automotive, Inc. (a)	250	63,355
Panera Bread Co., Class A (a)	268	52,201
Penske Automotive Group, Inc.	925	39,165
Polaris Industries, Inc.	393	33,778
PulteGroup, Inc.	2,092	37,279
PVH Corp.	416	30,638
Ralph Lauren Corp.	377	42,028
Ross Stores, Inc.	1,096	58,976
Royal Caribbean Cruises Ltd.	472	47,771
Scripps Networks Interactive, Inc., Class A	1,102	60,841
Service Corp. International	2,380	61,928
Sirius XM Holdings, Inc. (a)	17,927	72,963
Skechers U.S.A., Inc. (a)	734	22,174
Starbucks Corp.	1,047	62,851
Starwood Hotels & Resorts Worldwide, Inc.	690	47,803
TEGNA, Inc.	1,918	48,947
The Gap, Inc.	1,983	48,980
The Goodyear Tire & Rubber Co.	1,577	51,521
The Home Depot, Inc.	565	74,720
The Priceline Group, Inc. (a)	40	50,997
The Sherwin-Williams Co.	248	64,381
The TJX Cos., Inc.	897	63,606
The Walt Disney Co.	553	58,109
Tiffany & Co.	488	37,230
Time Warner Cable, Inc.	289	53,636
Time Warner, Inc.	819	52,965
Toll Brothers, Inc. (a)	1,390	46,287
Tractor Supply Co.	644	55,062
TripAdvisor, Inc. (a)	451	38,448
Twenty-First Century Fox, Inc.	2,032	55,189
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	408	75,479
Under Armour, Inc. (a)	491	39,580
VF Corp.	928	57,768
Whirlpool Corp.	298	43,767
Williams-Sonoma, Inc.	777	45,385
Wyndham Worldwide Corp.	782	56,812
		4,783,609
Consumer Staples (9.2%):
Altria Group, Inc.	1,350	78,584
Archer-Daniels-Midland Co.	1,453	53,296
Brown-Forman Corp., Class B	840	83,395
Campbell Soup Co.	1,707	89,703
Church & Dwight Co., Inc.	1,055	89,548

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Coca-Cola Enterprises, Inc.	1,042	$51,308
Colgate-Palmolive Co.	1,214	80,877
Constellation Brands, Inc., Class A	535	76,205
Costco Wholesale Corp.	515	83,172
CVS Health Corp.	809	79,096
Dr Pepper Snapple Group, Inc.	1,013	94,412
Estee Lauder Cos., Inc., Class A	769	67,718
Flowers Foods, Inc.	2,335	50,179
General Mills, Inc.	1,602	92,371
Herbalife Ltd. (a)	406	21,770
Hormel Foods Corp.	1,125	88,965
Ingredion, Inc.	776	74,372
Keurig Green Mountain, Inc.	415	37,342
McCormick & Co., Inc.	1,052	90,009
Mead Johnson Nutrition Co.	944	74,529
Mondelez International, Inc.	1,598	71,654
Monster Beverage Corp. (a)	305	45,433
PepsiCo, Inc.	925	92,426
Philip Morris International, Inc.	867	76,218
Pilgrim's Pride Corp.	1,242	27,436
Pinnacle Foods, Inc.	1,564	66,407
Reynolds American, Inc.	1,467	67,702
Rite AID Corp. (a)	4,864	38,134
Spectrum Brands Holdings, Inc.	728	74,110
Sysco Corp.	1,782	73,062
The Clorox Co.	811	102,859
The Coca-Cola Co.	2,500	107,400
The Hain Celestial Group, Inc. (a)	934	37,724
The Kroger Co.	1,913	80,021
The Procter & Gamble Co.	1,211	96,166
Tyson Foods, Inc., Class A	1,193	63,623
Wal-Mart Stores, Inc.	1,112	68,166
WhiteWave Foods Co., Class A (a)	1,087	42,295
Whole Foods Market, Inc.	1,496	50,116
		2,737,803
Energy (2.2%):
Cameron International Corp. (a)	366	23,131
Cheniere Energy Partners LP Holdings LLC	2,692	46,841
Chevron Corp.	688	61,892
Exxon Mobil Corp.	866	67,506
FMC Technologies, Inc. (a)	1,064	30,867
Helmerich & Payne, Inc.	630	33,737
Kinder Morgan, Inc.	2,132	31,809
Marathon Petroleum Corp.	804	41,679
National Oilwell Varco, Inc.	1,006	33,691
ONEOK, Inc.	996	24,561
Phillips 66	551	45,072
Plains GP Holdings LP, Class A	1,542	14,572
Schlumberger Ltd.	711	49,592
Spectra Energy Corp.	1,992	47,688

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Tesoro Corp.	376	$39,619
The Williams Cos., Inc.	711	18,273
Valero Energy Corp.	673	47,588
		658,118
Financials (17.6%):
Affiliated Managers Group, Inc. (a)	364	58,153
Aflac, Inc.	1,281	76,732
Alleghany Corp. (a)	167	79,814
American Express Co.	794	55,223
American Financial Group, Inc.	1,326	95,577
American International Group, Inc.	1,142	70,770
Ameriprise Financial, Inc.	544	57,892
AmTrust Financial Services, Inc.	880	54,190
Arthur J. Gallagher & Co.	2,119	86,752
Assurant, Inc.	880	70,875
Bank of New York Mellon Corp.	1,498	61,748
BB&T Corp.	1,756	66,394
Berkshire Hathaway, Inc., Class B (a)	695	91,768
BlackRock, Inc.	225	76,617
Brown & Brown, Inc.	2,662	85,450
Capital One Financial Corp.	681	49,155
CBOE Holdings, Inc.	1,116	72,428
CBRE Group, Inc., Class A (a)	1,745	60,342
Chubb Corp.	346	45,893
Cincinnati Financial Corp.	1,402	82,956
CIT Group, Inc.	1,665	66,101
Citigroup, Inc.	1,116	57,753
Citizens Financial Group, Inc.	2,431	63,668
CME Group, Inc.	731	66,229
CNA Financial Corp.	2,034	71,495
Comerica, Inc.	1,125	47,059
Discover Financial Services	1,189	63,754
E*Trade Financial Corp. (a)	1,576	46,713
East West BanCorp, Inc.	1,376	57,187
FactSet Research Systems, Inc.	472	76,733
Fifth Third BanCorp	2,885	57,989
First Republic Bank	986	65,135
Franklin Resources, Inc.	1,683	61,968
Goldman Sachs Group, Inc.	352	63,441
Huntington Bancshares, Inc.	5,648	62,467
Intercontinental Exchange, Inc.	273	69,959
Invesco, Ltd.	1,836	61,469
Jones Lang LaSalle, Inc.	337	53,873
JPMorgan Chase & Co.	993	65,568
KeyCorp	3,819	50,373
Legg Mason, Inc.	1,474	57,825
Lincoln National Corp.	1,011	50,813
Loews Corp.	2,185	83,904
M&T Bank Corp.	993	120,331
Markel Corp. (a)	90	79,502

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Marsh & McLennan Cos., Inc.	1,537	$85,227
MetLife, Inc.	1,176	56,695
Moody's Corp.	661	66,325
MSCI, Inc.	1,074	77,468
NASDAQ, Inc.	1,348	78,412
Navient Corp.	3,460	39,617
New York Community BanCorp, Inc.	4,254	69,425
Northern Trust Corp.	828	59,691
People's United Financial, Inc.	4,951	79,959
Principal Financial Group, Inc.	1,173	52,762
Raymond James Financial, Inc.	1,147	66,492
Regions Financial Corp.	5,315	51,024
Reinsurance Group of America, Inc.	804	68,782
Santander Consumer USA Holdings, Inc. (a)	2,145	33,998
SEI Investments Co.	1,235	64,714
Signature Bank (a)	425	65,182
StanCorp Financial Group, Inc.	224	25,509
State Street Corp.	779	51,694
SunTrust Banks, Inc.	1,434	61,433
SVB Financial Group (a)	330	39,237
Synchrony Financial (a)	2,020	61,428
T. Rowe Price Group, Inc.	1,078	77,065
TD Ameritrade Holding Corp.	1,710	59,354
TFS Financial Corp.	5,337	100,496
The Allstate Corp.	1,074	66,685
The Charles Schwab Corp.	1,630	53,676
The PNC Financial Services Group, Inc.	746	71,101
The Progressive Corp.	2,579	82,012
The Travelers Cos., Inc.	759	85,661
Torchmark Corp.	1,352	77,280
U.S. Bancorp	1,684	71,856
Voya Financial, Inc.	1,538	56,768
W.R. Berkley Corp.	1,296	70,956
Wells Fargo & Co.	1,327	72,135
		5,220,157
Health Care (10.6%):
Abbott Laboratories	1,487	66,781
Acadia Healthcare Co., Inc. (a)	588	36,726
Aetna, Inc.	442	47,789
Alexion Pharmaceuticals, Inc. (a)	219	41,774
Align Technology, Inc. (a)	827	54,458
Amgen, Inc.	317	51,459
Anthem, Inc.	400	55,776
Baxter International, Inc.	1,953	74,507
Becton, Dickinson & Co.	584	89,988
Biogen, Inc. (a)	93	28,491
Cardinal Health, Inc.	818	73,023
Celgene Corp. (a)	348	41,676
Centene Corp. (a)	682	44,882
Cerner Corp. (a)	937	56,379

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Cigna Corp.	341	$49,899
Community Health Systems, Inc. (a)	764	20,269
Cooper Companies, Inc.	428	57,438
DENTSPLY International, Inc.	1,313	79,896
Edwards Lifesciences Corp. (a)	712	56,234
ELI Lilly & Co.	701	59,066
Express Scripts Holding, Inc. (a)	722	63,110
Gilead Sciences, Inc.	437	44,220
HCA Holdings, Inc. (a)	596	40,307
Henry Schein, Inc. (a)	558	88,271
Hologic, Inc. (a)	1,415	54,746
Humana, Inc.	204	36,416
IDEXX Laboratories, Inc. (a)	492	35,877
Illumina, Inc. (a)	229	43,955
Intuitive Surgical, Inc. (a)	113	61,716
Johnson & Johnson	846	86,902
Laboratory Corp. of America Holdings (a)	626	77,400
McKesson Corp.	340	67,058
Mednax, Inc. (a)	931	66,715
Merck & Co., Inc.	1,176	62,116
Mettler-Toledo International, Inc. (a)	221	74,948
Mylan NV (a)	659	35,632
Patterson Cos., Inc.	1,555	70,302
PerkinElmer, Inc.	1,544	82,712
Pfizer, Inc.	2,370	76,504
Quest Diagnostics, Inc.	865	61,536
Quintiles Transnational Holdings, Inc. (a)	909	62,412
Regeneron Pharmaceuticals, Inc. (a)	81	43,972
ResMed, Inc.	793	42,576
Sirona Dental Systems, Inc. (a)	790	86,560
St. Jude Medical, Inc.	850	52,505
Stryker Corp.	729	67,753
Team Health Holdings, Inc. (a)	596	26,158
Teleflex, Inc.	602	79,133
Thermo Fisher Scientific, Inc.	532	75,464
UnitedHealth Group, Inc.	471	55,408
Universal Health Services, Inc., Class B	373	44,570
Varian Medical Systems, Inc. (a)	743	60,034
VCA, Inc. (a)	942	51,810
Waters Corp. (a)	551	74,154
		3,139,463
Industrials (17.4%):
3M Co.	548	82,551
A.O. Smith Corp.	770	58,990
Acuity Brands, Inc.	303	70,841
Alaska Air Group, Inc.	539	43,395
Allison Transmission Holdings, Inc.	2,519	65,217
AMERCO, Inc.	171	66,605
American Airlines Group, Inc.	812	34,388
AMETEK, Inc.	1,254	67,202

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Avery Dennison Corp.	1,074	$67,297
Boeing Co.	461	66,656
Carlisle Companies, Inc.	635	56,318
Caterpillar, Inc.	767	52,125
CH Robinson Worldwide, Inc.	763	47,321
Cintas Corp.	920	83,766
Colfax Corp. (a)	1,379	32,200
Copart, Inc. (a)	2,384	90,616
CSX Corp.	1,880	48,786
Cummins, Inc.	539	47,437
Danaher Corp.	915	84,985
Deere & Co.	794	60,558
Dover Corp.	904	55,424
Eaton Corp. PLC	1,038	54,018
Emerson Electric Co.	1,418	67,823
Equifax, Inc.	664	73,950
Expeditors International of Washington, Inc.	1,377	62,103
Fastenal Co.	1,501	61,271
Flowserve Corp.	1,226	51,590
Fluor Corp.	1,087	51,328
General Dynamics Corp.	502	68,955
Hexcel Corp.	1,289	59,874
Honeywell International, Inc.	726	75,192
Hubbell, Inc. (a)	851	85,984
Huntington Ingalls Industries, Inc.	413	52,389
IDEX Corp.	1,129	86,494
IHS, Inc., Class A (a)	482	57,083
Illinois Tool Works, Inc.	888	82,300
Ingersoll-Rand PLC	1,214	67,122
J.B. Hunt Transport Services, Inc.	905	66,391
Jacobs Engineering Group, Inc. (a)	1,245	52,228
JetBlue Airways Corp. (a)	1,468	33,250
Kansas City Southern	517	38,604
KAR Auction Services, Inc.	2,168	80,281
L-3 Communications Holdings, Inc.	632	75,530
Lennox International, Inc.	604	75,439
Lincoln Electric Holdings, Inc.	1,011	52,461
Lockheed Martin Corp.	397	86,209
Manpower, Inc.	524	44,168
Masco Corp.	1,826	51,676
Middleby Corp. (a)	486	52,425
Nielsen Holdings PLC	1,339	62,397
Norfolk Southern Corp.	768	64,965
Northrop Grumman Corp.	407	76,846
Old Dominion Freight Line, Inc. (a)	925	54,640
Owens Corning, Inc.	997	46,889
PACCAR, Inc.	1,031	48,869
Parker Hannifin Corp.	587	56,927
Precision Castparts Corp.	179	41,530
Quanta Services, Inc. (a)	1,611	32,623

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Raytheon Co.	627	$78,080
Republic Services, Inc., Class A	2,021	88,904
Robert Half International, Inc.	1,141	53,787
Rockwell Automation, Inc.	555	56,949
Rockwell Collins, Inc.	938	86,577
Rollins, Inc.	2,225	57,628
Roper Technologies, Inc.	444	84,267
Ryder System, Inc.	698	39,667
Snap-on, Inc.	452	77,486
Southwest Airlines Co.	1,049	45,170
Stanley Black & Decker, Inc.	713	76,098
Stericycle, Inc. (a)	582	70,189
Textron, Inc.	1,372	57,638
The ADT Corp.	1,616	53,296
Towers Watson & Co.	513	65,900
Union Pacific Corp.	629	49,188
United Continental Holdings, Inc. (a)	600	34,380
United Parcel Service, Inc.	663	63,800
United Rentals, Inc. (a)	472	34,239
United Technologies Corp.	742	71,284
Verisk Analytics, Inc., Class A (a)	852	65,502
W.W. Grainger, Inc.	328	66,449
WABCO Holdings, Inc. (a)	452	46,222
Wabtec Corp.	612	43,525
Waste Connections, Inc.	1,619	91,181
Xylem, Inc.	2,092	76,358
		5,168,266
Information Technology (13.9%):
Adobe Systems, Inc. (a)	767	72,052
Agilent Technologies, Inc.	1,720	71,913
Akamai Technologies, Inc. (a)	770	40,525
Alliance Data Systems Corp. (a)	236	65,271
Alphabet, Inc., Class A (a)	67	52,127
Amdocs Ltd.	1,484	80,982
Amphenol Corp., Class A	1,229	64,191
Analog Devices, Inc.	775	42,873
ANSYS, Inc. (a)	744	68,820
Apple, Inc.	444	46,735
Applied Materials, Inc.	3,028	56,533
Arista Networks, Inc. (a)	503	39,154
Arrow Electronics, Inc. (a)	879	47,624
Automatic Data Processing, Inc.	876	74,215
Avnet, Inc.	1,300	55,692
Broadridge Financial Solutions, Inc.	1,239	66,571
Brocade Communications Systems, Inc.	4,087	37,519
CA, Inc.	2,296	65,574
Cadence Design Systems, Inc. (a)	2,572	53,523
CDW Corp.	1,496	62,892
Cisco Systems, Inc.	2,183	59,279
Citrix Systems, Inc. (a)	704	53,258

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Cognizant Technology Solutions Corp., Class A (a)	820	$49,216
Commscope Holding Co., Inc. (a)	1,116	28,893
Corning, Inc.	3,375	61,695
eBay, Inc. (a)	2,218	60,951
Electronic Arts, Inc. (a)	669	45,974
EMC Corp.	2,138	54,905
F5 Networks, Inc. (a)	423	41,014
Facebook, Inc., Class A (a)	569	59,552
Fidelity National Information Services, Inc.	868	52,601
Fiserv, Inc. (a)	813	74,357
Fleetcor Technologies, Inc. (a)	406	58,030
Flextronics International Ltd. (a)	4,776	53,539
Gartner, Inc. (a)	782	70,927
Genpact Ltd. (a)	2,758	68,895
Global Payments, Inc.	1,026	66,187
HP, Inc.	3,655	43,275
Intel Corp.	2,776	95,633
International Business Machines Corp.	441	60,691
IPG Photonics Corp. (a)	486	43,332
Jack Henry & Associates, Inc.	1,164	90,862
KLA-Tencor Corp.	1,002	69,489
Lam Research Corp.	672	53,370
Linear Technology Corp.	1,408	59,798
Mastercard, Inc., Class A	713	69,418
Microchip Technology, Inc.	1,257	58,501
Micron Technology, Inc. (a)	1,583	22,415
Motorola Solutions, Inc.	916	62,700
NVIDIA Corp.	1,773	58,438
Oracle Corp.	1,768	64,585
Paychex, Inc.	1,697	89,753
Qualcomm, Inc.	949	47,436
Red Hat, Inc. (a)	758	62,770
SanDisk Corp.	500	37,995
Seagate Technology PLC	890	32,627
Skyworks Solutions, Inc.	408	31,347
Ssnc Technologies Holdings, Inc.	695	47,448
Symantec Corp.	2,503	52,563
Synopsys, Inc. (a)	1,527	69,646
Texas Instruments, Inc.	1,110	60,839
The Ultimate Software Group, Inc. (a)	299	58,457
The Western Union Co.	2,889	51,742
Total System Services, Inc.	1,307	65,089
Trimble Navigation Ltd. (a)	2,240	48,048
Tyler Technologies, Inc. (a)	381	66,416
VeriSign, Inc. (a)	976	85,262
Visa, Inc., Class A	877	68,011
VMware, Inc., Class A (a)	633	35,809
Western Digital Corp.	545	32,727
Xerox Corp.	4,764	50,641
Xilinx, Inc.	1,294	60,779
		4,131,971

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Materials (5.0%):
Air Products & Chemicals, Inc.	437	$56,858
Airgas, Inc.	733	101,388
Alcoa, Inc.	4,035	39,825
Ashland, Inc.	617	63,366
Ball Corp.	849	61,747
CF Industries Holdings, Inc.	741	30,240
Crown Holdings, Inc. (a)	1,138	57,697
E.I. du Pont de Nemours & Co.	1,157	77,056
Eastman Chemical Co.	725	48,945
Ecolab, Inc.	629	71,945
International Flavors & Fragrances, Inc.	575	68,793
International Paper Co.	1,388	52,328
LyondellBasell Industries NV, Class A	496	43,102
Martin Marietta Materials, Inc.	246	33,599
NewMarket Corp.	154	58,632
Newmont Mining Corp.	1,955	35,170
Nucor Corp.	1,177	47,434
Packaging Corp. of America	718	45,270
PPG Industries, Inc.	688	67,988
Praxair, Inc.	803	82,227
Sealed Air Corp.	1,001	44,645
The Dow Chemical Co.	1,199	61,725
The Mosaic Co.	1,567	43,234
The Valspar Corp.	960	79,632
W.R. Grace & Co. (a)	580	57,762
Westlake Chemical Corp.	756	41,066
		1,471,674
Telecommunication Services (0.2%):
CenturyLink, Inc.	1,986	49,968
Utilities (7.2%):
AES Corp.	4,375	41,869
Alliant Energy Corp.	1,211	75,627
Ameren Corp.	1,679	72,583
American Electric Power Co., Inc.	1,237	72,080
American Water Works Co., Inc.	1,455	86,936
Aqua America, Inc.	2,692	80,222
Atmos Energy Corp.	1,233	77,728
CenterPoint Energy, Inc.	3,303	60,643
CMS Energy Corp.	1,870	67,470
Consolidated Edison, Inc.	1,132	72,754
Dominion Resources, Inc.	1,062	71,834
DTE Energy Co.	859	68,883
Duke Energy Corp.	984	70,248
Edison International	1,072	63,473
Entergy Corp.	1,020	69,727
Eversource Energy	1,412	72,111
Exelon Corp.	1,780	49,431
ITC Holdings Corp.	1,881	73,829

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	715	$74,281
Oge Energy Corp.	2,360	62,044
Pepco Holdings, Inc.	2,203	57,300
PG&E Corp.	1,338	71,168
Pinnacle West Capital Corp.	1,165	75,119
Public Service Enterprise Group, Inc.	1,488	57,571
SCANA Corp.	1,220	73,798
Sempra Energy	729	68,533
TECO Energy, Inc.	1,882	50,155
The Southern Co.	1,703	79,684
WEC Energy Group, Inc.	1,297	66,549
Westar Energy, Inc.	1,844	78,204
Xcel Energy, Inc.	2,044	73,400
		2,135,254
Total Common Stocks (Cost $26,679,343)		29,496,283
Cash Equivalents (0.7%)
Citibank Money Market Deposit Account, 0.02% (b)	216,147	216,147
Total Cash Equivalents (Cost $216,147)		216,147
Total Investments (Cost $26,895,490) — 100.2%		29,712,430
Segregated cash with broker — 0.5% (c)		141,208
Liabilities in excess of other assets — (0.7)%		(196,181)
NET ASSETS — 100.00%		$29,657,457

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

(c)  Segregated cash with broker represents collateral for futures contracts.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	4	3/21/16	$407,080	$(6,986)

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Common Stocks (93.8%)
Consumer Discretionary (15.0%):
Aaron's, Inc.	334	$7,478
AMC Entertainment Holdings, Inc.	464	11,136
American Axle & Manufacturing Holdings, Inc. (a)	725	13,732
Asbury Automotive Group, Inc. (a)	183	12,342
Ascena Retail Group, Inc. (a)	894	8,806
Biglari Holdings, Inc. (a)	38	12,381
BJ's Restaurants, Inc. (a)	275	11,954
CalAtlantic Group, Inc.	572	21,691
Caleres, Inc.	392	10,513
Capella Education Co.	253	11,694
Cavco Industries, Inc. (a)	171	14,246
Choice Hotels International, Inc.	366	18,449
Cooper Tire & Rubber Co.	324	12,263
Core-Mark Holding Co., Inc.	202	16,552
CST Brands, Inc.	524	20,509
Dana Holding Corp.	851	11,744
Denny's Corp. (a)	1,051	10,331
DeVry Education Group, Inc.	334	8,454
Dorman Products, Inc. (a)	320	15,190
Drew Industries, Inc.	284	17,294
DSW, Inc.	474	11,310
Entravision Communications Corp.	1,304	10,054
Ethan Allen Interiors, Inc.	392	10,905
Express, Inc. (a)	494	8,536
Fiesta Restaurant Group, Inc. (a)	224	7,526
Five Below, Inc. (a)	289	9,277
Fossil Group, Inc. (a)	198	7,239
FTD Cos., Inc. (a)	437	11,436
Genesco, Inc. (a)	263	14,946
Gentherm, Inc. (a)	245	11,613
Grand Canyon Education, Inc. (a)	442	17,732
Gray Television, Inc. (a)	770	12,551
Group 1 Automotive, Inc.	175	13,248
Guess?, Inc.	484	9,138
Hibbett Sports, Inc. (a)	374	11,310
Iconix Brand Group, Inc. (a)	554	3,784
Installed Building Products, Inc. (a)	371	9,212
Interval Leisure Group, Inc.	850	13,269
iRobot Corp. (a)	454	16,072
Jack in the Box, Inc.	189	14,498
KB Home	643	7,928
Krispy Kreme Doughnuts, Inc. (a)	685	10,323
Lands' End, Inc. (a)	309	7,243
La-Z-Boy, Inc.	604	14,750
Lithia Motors, Inc.	129	13,760
M/I Homes, Inc. (a)	564	12,363
Marriott Vacations Worldwide Corp.	209	11,903
Mattress Firm Holding Corp. (a)	214	9,551

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
MDC Holdings, Inc.	532	$13,582
Meredith Corp.	318	13,754
Meritage Homes Corp. (a)	279	9,483
Monro Muffler Brake, Inc.	287	19,005
Motorcar Parts of America, Inc. (a)	293	9,906
Movado Group, Inc.	318	8,176
Murphy USA, Inc. (a)	293	17,797
Nexstar Broadcasting Group, Inc.	321	18,842
Nutrisystem, Inc.	312	6,752
Papa John's International, Inc.	229	12,794
Pier 1 Imports, Inc.	824	4,194
Popeyes Louisiana Kitchen, Inc. (a)	245	14,333
Red Robin Gourmet Burgers, Inc. (a)	136	8,397
Regal Entertainment Group	892	16,832
Rent-A-Center, Inc.	376	5,629
Select Comfort Corp. (a)	516	11,048
Sinclair Broadcast Group, Inc.	516	16,791
Smith & Wesson Holding Corp. (a)	526	11,561
Sonic Automotive, Inc.	771	17,548
Sonic Corp.	386	12,472
Standard Motor Products, Inc.	367	13,964
Steven Madden Ltd. (a)	358	10,819
Strayer Education, Inc. (a)	166	9,980
Taylor Morrison Home Corp., Class A (a)	578	9,248
Tenneco, Inc. (a)	328	15,058
Texas Roadhouse, Inc.	456	16,311
The Buckle, Inc.	339	10,434
The Cato Corp., Class A	428	15,759
The Cheesecake Factory, Inc.	332	15,309
The Finish Line, Inc., Class A	410	7,413
The Wendy's Co.	1,647	17,738
Thor Industries, Inc.	342	19,203
Tile Shop Holdings, Inc. (a)	581	9,528
TRI Pointe Group, Inc. (a)	939	11,897
Tumi Holdings, Inc. (a)	588	9,778
Tupperware Brands Corp.	259	14,413
Universal Electronics, Inc. (a)	303	15,559
Vitamin Shoppe, Inc. (a)	368	12,034
WCI Communities, Inc. (a)	523	11,652
William Lyon Homes (a)	448	7,392
Wolverine World Wide, Inc.	557	9,307
Zumiez, Inc. (a)	397	6,003
		1,095,931
Consumer Staples (4.2%):
Cal-Maine Foods, Inc.	164	7,600
Coca-Cola Bottling Co. Consolidated	77	14,054
Ingles Markets, Inc.	164	7,229
Inter Parfums, Inc.	467	11,124
J&J Snack Foods Corp.	128	14,934
John B. Sanfilippo & Son, Inc.	205	11,076

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Lancaster Colony Corp.	226	$26,093
Nu Skin Enterprises, Inc.	193	7,313
PriceSmart, Inc.	169	14,025
Sanderson Farms, Inc.	187	14,496
Smart & Final Stores, Inc. (a)	681	12,401
Snyder's-Lance, Inc.	589	20,202
SpartanNash Co.	560	12,118
SUPERVALU, Inc. (a)	1,409	9,553
The Andersons, Inc.	307	9,710
The Boston Beer Co., Inc. (a)	62	12,518
The Fresh Market, Inc. (a)	378	8,853
Tootsie Roll Industries, Inc.	554	17,501
United Natural Foods, Inc. (a)	221	8,699
USANA Health Sciences, Inc. (a)	48	6,132
Vector Group Ltd.	990	23,354
WD-40 Co.	204	20,125
Weis Markets, Inc.	370	16,392
		305,502
Energy (0.6%):
Atwood Oceanics, Inc.	448	4,583
Dril-Quip, Inc. (a)	169	10,009
Forum Energy Technologies, Inc. (a)	512	6,380
Hornbeck Offshore Services, Inc. (a)	374	3,718
US Silica Holdings, Inc.	330	6,181
World Fuel Services Corp.	385	14,807
		45,678
Financials (23.1%):
1st Source Corp.	535	16,515
Alexander & Baldwin, Inc.	466	16,455
American Equity Investment Life Holding Co.	556	13,361
American National Insurance Co.	171	17,488
Ameris Bancorp	606	20,598
AMERISAFE, Inc.	353	17,968
Associated Banc-Corp.	923	17,306
Astoria Financial Corp.	1,170	18,545
BancFirst Corp.	291	17,058
BancorpSouth, Inc.	601	14,418
Bank of Hawaii Corp.	334	21,009
Banner Corp.	365	16,739
BBCN Bancorp, Inc.	1,043	17,960
Beneficial Bancorp, Inc. (a)	2,069	27,559
Berkshire Hills Bancorp, Inc.	784	22,823
BNC Bancorp	814	20,659
BofI Holding, Inc. (a)	540	11,367
Boston Private Financial Holdings, Inc.	1,120	12,701
Capital Bank Financial Corp.	556	17,781
Capitol Federal Financial, Inc.	2,258	28,360
Cathay General Bancorp	511	16,010
Chemical Financial Corp.	578	19,808

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Cohen & Steers, Inc.	572	$17,435
Columbia Banking System, Inc.	546	17,750
Community Bank System, Inc.	531	21,208
CVB Financial Corp.	1,015	17,174
Eagle Bancorp, Inc. (a)	456	23,015
Encore Capital Group, Inc. (a)	401	11,661
EverBank Financial Corp.	1,104	17,642
Evercore Partners, Inc.	304	16,437
FBL Financial Group, Inc., Class A	287	18,265
Financial Engines, Inc.	340	11,448
First Cash Financial Services, Inc. (a)	363	13,587
First Citizens BancShares, Inc.	75	19,363
First Financial Bancorp	867	15,667
First Financial Bankshares, Inc.	484	14,602
First Interstate BancSystem, Inc.	656	19,070
First Merchants Corp.	752	19,116
First Midwest Bancorp, Inc.	989	18,227
FirstMerit Corp.	891	16,617
FNB Corp.	1,371	18,289
Fulton Financial Corp.	1,606	20,894
GAMCO Investors, Inc., Class A	438	13,596
Glacier Bancorp, Inc.	550	14,592
Greenhill & Co., Inc.	428	12,245
Hancock Holding Co.	454	11,427
HFF, Inc.	349	10,843
Hilltop Holdings, Inc. (a)	763	14,665
Home BancShares, Inc.	414	16,775
Horace Mann Educators Corp.	552	18,315
IBERIABANK Corp.	249	13,712
Independent Bank Corp.	381	17,724
Infinity Property & Casualty Corp.	251	20,640
International Bancshares Corp.	550	14,135
Janus Capital Group, Inc.	879	12,385
Kemper Corp.	541	20,152
LegacyTexas Financial Group, Inc.	410	10,258
Main Street Capital Corp.	6	174
Manning & Napier, Inc.	975	8,278
Marcus & Millichap, Inc. (a)	208	6,061
MB Financial, Inc.	470	15,214
MBIA, Inc. (a)	1,049	6,798
National General Holdings Corp.	826	18,056
National Penn Bancshares, Inc.	1,172	14,451
NBT Bancorp, Inc.	683	19,042
Nelnet, Inc.	449	15,073
Northwest Bancshares, Inc.	1,921	25,722
Old National Bancorp	1,204	16,326
Opus Bank	404	14,936
Park National Corp.	221	19,996
Pinnacle Financial Partners, Inc.	308	15,819
PRA Group, Inc. (a)	279	9,679
See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Primerica, Inc.	342	$16,153
PrivateBancorp, Inc.	386	15,834
ProAssurance Corp.	600	29,117
Provident Financial Services, Inc.	1,034	20,835
Renasant Corp.	608	20,921
RLI Corp.	324	20,007
S&T Bancorp, Inc.	560	17,259
Selective Insurance Group, Inc.	615	20,652
ServisFirst Bancshares, Inc.	459	21,816
Simmons First National Corp.	376	19,311
South State Corp.	239	17,196
Talmer Bancorp, Inc.	1,164	21,080
TCF Financial Corp.	1,070	15,108
Texas Capital Bancshares, Inc. (a)	242	11,960
The Navigators Group, Inc. (a)	287	24,621
Towne Bank	939	19,597
Trustmark Corp.	754	17,372
UMB Financial Corp.	301	14,012
Union Bankshares Corp.	692	17,466
United Bankshares, Inc.	452	16,719
United Community Banks, Inc.	844	16,450
Universal Insurance Holdings, Inc.	365	8,461
Valley National Bancorp	2,311	22,764
Virtus Investment Partners, Inc.	92	10,806
Washington Federal, Inc.	823	19,612
WesBanco, Inc.	578	17,352
Westamerica BanCorp	389	18,186
Wintrust Financial Corp.	366	17,758
WisdomTree Investments, Inc.	434	6,805
		1,692,274
Health Care (7.9%):
Abaxis, Inc.	240	13,363
Aceto Corp.	478	12,896
Air Methods Corp. (a)	284	11,908
AMN Healthcare Services, Inc. (a)	314	9,750
Analogic Corp.	209	17,263
Atrion Corp.	44	16,773
Cambrex Corp. (a)	167	7,864
Cantel Medical Corp.	279	17,337
Chemed Corp.	140	20,972
CONMED Corp.	316	13,920
CorVel Corp. (a)	410	18,007
Globus Medical, Inc. (a)	664	18,472
Greatbatch, Inc. (a)	244	12,810
Hanger, Inc. (a)	765	12,584
HealthEquity, Inc. (a)	320	8,022
HealthStream, Inc. (a)	487	10,714
Hill-Rom Holdings, Inc.	422	20,282
ICU Medical, Inc. (a)	110	12,406
Inogen, Inc. (a)	167	6,695

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Insys Therapeutics, Inc. (a)	231	$6,614
Integra LifeSciences Holdings Corp. (a)	260	17,623
Lannett Co., Inc. (a)	153	6,138
LHC Group, Inc. (a)	202	9,149
Ligand Pharmaceuticals, Inc. (a)	91	9,866
LivaNova PLC (a)	197	11,696
Luminex Corp. (a)	587	12,556
Magellan Health, Inc. (a)	225	13,874
Masimo Corp. (a)	322	13,366
Meridian Bioscience, Inc.	979	20,089
Merit Medical Systems, Inc. (a)	532	9,890
Myriad Genetics, Inc. (a)	269	11,610
Natus Medical, Inc. (a)	336	16,145
Neogen Corp. (a)	215	12,152
Omnicell, Inc. (a)	433	13,457
Owens & Minor, Inc.	633	22,776
PDL BioPharma, Inc.	2,519	8,917
Prestige Brands Holdings, Inc. (a)	303	15,598
Quality Systems, Inc.	815	13,138
Select Medical Holdings Corp.	956	11,386
Sucampo Pharmaceuticals, Inc. (a)	219	3,787
Supernus Pharmaceuticals, Inc. (a)	402	5,403
The Ensign Group, Inc.	610	13,804
The Providence Service Corp. (a)	200	9,384
US Physical Therapy, Inc.	304	16,319
Vascular Solutions, Inc. (a)	301	10,351
		577,126
Industrials (19.6%):
AAON, Inc.	719	16,695
ABM Industries, Inc.	714	20,328
Air Transport Services Group, Inc. (a)	1,552	15,644
Aircastle Ltd.	642	13,411
Alamo Group, Inc.	249	12,973
Altra Industrial Motion Corp.	670	16,804
American Railcar Industries, Inc.	255	11,801
American Woodmark Corp. (a)	164	13,117
Apogee Enterprises, Inc.	197	8,571
Applied Industrial Technologies, Inc.	404	16,358
ArcBest Corp.	376	8,043
Argan, Inc.	271	8,780
Astec Industries, Inc.	388	15,792
Astronics Corp. (a)	201	8,183
Atlas Air Worldwide Holdings, Inc. (a)	280	11,575
AZZ, Inc.	281	15,615
Barnes Group, Inc.	476	16,846
Chart Industries, Inc. (a)	320	5,747
CIRCOR International, Inc.	299	12,603
CLARCOR, Inc.	377	18,729
Comfort Systems USA, Inc.	404	11,482
Deluxe Corp.	269	14,671

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Dycom Industries, Inc. (a)	110	$7,696
EMCOR Group, Inc.	404	19,407
Encore Wire Corp.	326	12,091
EnerSys	301	16,836
ESCO Technologies, Inc.	520	18,792
Exponent, Inc.	392	19,581
Federal Signal Corp.	999	15,834
Forward Air Corp.	362	15,570
Franklin Electric Co., Inc.	576	15,569
FTI Consulting, Inc. (a)	338	11,715
G&K Services, Inc.	280	17,612
GATX Corp.	318	13,531
Generac Holdings, Inc. (a)	367	10,926
Griffon Corp.	922	16,412
H&E Equipment Services, Inc.	303	5,296
Hawaiian Holdings, Inc. (a)	285	10,069
Heartland Express, Inc.	777	13,225
Herman Miller, Inc.	642	18,425
Hillenbrand, Inc.	577	17,097
HNI Corp.	286	10,313
Hub Group, Inc., Class A (a)	354	11,664
Huron Consulting Group, Inc. (a)	167	9,920
Hyster-Yale Materials Handling, Inc.	250	13,113
ICF International, Inc. (a)	424	15,077
Insperity, Inc.	269	12,952
John Bean Technologies Corp.	377	18,786
Joy Global, Inc.	623	7,856
Kaman Corp.	647	26,405
Kforce, Inc.	412	10,415
Knight Transportation, Inc.	452	10,952
Knoll, Inc.	662	12,446
Korn/Ferry International	488	16,192
Landstar System, Inc.	281	16,480
Lindsay Corp.	198	14,335
Marten Transport Ltd.	641	11,346
Matson, Inc.	379	16,157
Matthews International Corp.	386	20,631
McGrath RentCorp	614	15,467
Meritor, Inc. (a)	893	7,457
Moog, Inc. (a)	295	17,877
MRC Global, Inc. (a)	621	8,011
MSA Safety, Inc.	257	11,172
Mueller Industries, Inc.	598	16,206
Multi-Color Corp.	193	11,543
MYR Group, Inc. (a)	506	10,429
National Presto Industries, Inc.	207	17,152
On Assignment, Inc. (a)	341	15,328
Patrick Industries, Inc. (a)	255	11,093
PGT, Inc. (a)	625	7,119
Primoris Services Corp.	488	10,751

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc. (a)	165	$10,509
Raven Industries, Inc.	659	10,280
RBC Bearings, Inc. (a)	204	13,176
Resources Connection, Inc.	915	14,951
Rexnord Corp. (a)	797	14,442
Roadrunner Transportation Systems, Inc. (a)	521	4,913
RPX Corp. (a)	960	10,560
Rush Enterprises, Inc., Class A (a)	570	12,477
Saia, Inc. (a)	315	7,009
Simpson Manufacturing Co., Inc.	560	19,124
Standex International Corp.	207	17,212
Steelcase, Inc.	937	13,961
Sun Hydraulics Corp.	532	16,880
Swift Transportation Co. (a)	592	8,181
TAL International Group, Inc.	586	9,317
TASER International, Inc. (a)	314	5,429
Team, Inc. (a)	368	11,761
Tennant Co.	315	17,722
Terex Corp.	394	7,281
Tetra Tech, Inc.	654	17,017
The Greenbrier Cos., Inc.	216	7,046
Thermon Group Holdings, Inc. (a)	685	11,590
Trex Co., Inc. (a)	253	9,624
TriMas Corp. (a)	526	9,810
TrueBlue, Inc. (a)	413	10,639
Tutor Perini Corp. (a)	517	8,655
UniFirst Corp.	178	18,548
Universal Forest Products, Inc.	214	14,631
US Ecology, Inc.	286	10,422
Valmont Industries, Inc.	184	19,507
Wabash National Corp. (a)	1,033	12,220
WageWorks, Inc. (a)	206	9,346
Werner Enterprises, Inc.	549	12,841
Wesco Aircraft Holdings, Inc. (a)	1,090	13,047
WESCO International, Inc. (a)	288	12,580
West Corp.	482	10,397
Woodward, Inc.	336	16,686
		1,433,888
Information Technology (14.6%):
ADTRAN, Inc.	873	15,033
Ambarella, Inc. (a)	95	5,295
Amkor Technology, Inc. (a)	1,343	8,165
Anixter International, Inc. (a)	253	15,279
AVX Corp.	1,144	13,888
Badger Meter, Inc.	270	15,819
Benchmark Electronics, Inc. (a)	846	17,487
Blackbaud, Inc.	271	17,848
Blackhawk Network Holdings, Inc. (a)	283	12,511
Cabot Microelectronics Corp. (a)	398	17,424
CACI International, Inc., Class A (a)	267	24,772

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
CalAmp Corp. (a)	561	$11,181
Cardtronics, Inc. (a)	420	14,133
Cirrus Logic, Inc. (a)	314	9,272
Coherent, Inc. (a)	241	15,692
Constant Contact, Inc. (a)	337	9,854
Convergys Corp.	757	18,842
CSG Systems International, Inc.	562	20,221
CTS Corp.	974	17,181
Diodes, Inc. (a)	647	14,868
Ebix, Inc.	304	9,968
Electronics For Imaging, Inc. (a)	384	17,948
Ellie Mae, Inc. (a)	127	7,649
Envestnet, Inc. (a)	191	5,701
ePlus, Inc. (a)	142	13,243
ExlService Holdings, Inc. (a)	432	19,410
Fair Isaac Corp.	177	16,670
FARO Technologies, Inc. (a)	223	6,583
GrubHub, Inc. (a)	386	9,341
II-VI, Inc. (a)	722	13,400
Infinera Corp. (a)	412	7,465
Insight Enterprises, Inc. (a)	545	13,690
Integrated Device Technology, Inc. (a)	481	12,674
InterDigital, Inc.	313	15,350
Littelfuse, Inc.	172	18,406
LogMeIn, Inc. (a)	186	12,481
ManTech International Corp.	642	19,414
Methode Electronics, Inc.	247	7,862
MKS Instruments, Inc.	544	19,585
Monolithic Power Systems, Inc.	296	18,858
Monotype Imaging Holdings, Inc.	574	13,569
MTS Systems Corp.	289	18,325
NeuStar, Inc. (a)	387	9,276
Newport Corp. (a)	960	15,235
NIC, Inc.	639	12,576
OmniVision Technologies, Inc. (a)	674	19,559
OSI Systems, Inc. (a)	247	21,900
Pegasystems, Inc.	468	12,870
Perficient, Inc. (a)	692	11,847
Photronics, Inc. (a)	1,602	19,946
Plantronics, Inc.	307	14,558
Plexus Corp. (a)	423	14,771
Polycom, Inc. (a)	1,343	16,908
Power Integrations, Inc.	347	16,875
QLogic Corp. (a)	779	9,504
Qualys, Inc. (a)	185	6,122
Rambus, Inc. (a)	909	10,535
Rofin-Sinar Technologies, Inc. (a)	518	13,872
Rogers Corp. (a)	250	12,893
Sanmina Corp. (a)	554	11,401
ScanSource, Inc. (a)	348	11,213

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	324	$14,833
Shutterstock, Inc. (a)	197	6,371
Silicon Laboratories, Inc. (a)	288	13,980
SPS Commerce, Inc. (a)	217	15,236
Super Micro Computer, Inc. (a)	346	8,480
Sykes Enterprises, Inc. (a)	656	20,192
Synaptics, Inc. (a)	155	12,453
Synchronoss Technologies, Inc. (a)	253	8,913
Tech Data Corp. (a)	176	11,683
TeleTech Holdings, Inc.	574	16,020
Tessera Technologies, Inc.	342	10,263
TiVo, Inc. (a)	1,876	16,190
VASCO Data Security International, Inc. (a)	383	6,408
Virtusa Corp. (a)	303	12,526
Vishay Intertechnology, Inc.	1,729	20,835
WebMD Health Corp. (a)	364	17,580
		1,066,181
Materials (4.2%):
Balchem Corp.	207	12,586
Boise Cascade Co. (a)	373	9,523
Calgon Carbon Corp.	881	15,197
Chemtura Corp. (a)	485	13,226
Commercial Metals Co.	787	10,774
Deltic Timber Corp.	328	19,309
Ferro Corp. (a)	1,020	11,342
Ferroglobe PLC	721	7,751
Greif, Inc., Class A	331	10,198
H.B. Fuller Co.	516	18,819
Innophos Holdings, Inc.	338	9,795
Innospec, Inc.	346	18,791
KapStone Paper and Packaging Corp.	649	14,661
Materion Corp.	382	10,696
Minerals Technologies, Inc.	216	9,906
Neenah Paper, Inc.	305	19,041
Olin Corp.	592	10,218
P.H. Glatfelter Co.	977	18,016
Quaker Chemical Corp.	160	12,362
Schweitzer-Mauduit International, Inc.	461	19,357
Sensient Technologies Corp.	286	17,967
Stepan Co.	289	14,360
		303,895
Telecommunication Services (0.6%):
Inteliquent, Inc.	402	7,144
Iridium Communications, Inc. (a)	1,700	14,297
Shenandoah Telecommunications Co.	249	10,719
Vonage Holdings Corp. (a)	1,727	9,913
		42,073

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Utilities (4.1%):
ALLETE, Inc.	392	$19,925
American States Water Co.	425	17,829
Avista Corp.	612	21,646
California Water Service Group	707	16,452
Chesapeake Utilities Corp.	270	15,323
El Paso Electric Co.	522	20,097
IDACORP, Inc.	315	21,420
MGE Energy, Inc.	440	20,416
NorthWestern Corp.	390	21,158
ONE Gas, Inc.	434	21,773
Ormat Technologies, Inc.	372	13,567
Otter Tail Corp.	634	16,883
PNM Resources, Inc.	654	19,993
SJW Corp.	506	15,003
Southwest Gas Corp.	352	19,416
The Empire District Electric Co.	785	22,035
		302,936
Total Common Stocks (Cost $6,581,885)		6,865,484
Cash Equivalents (6.3%)
Citibank Money Market Deposit Account, 0.02% (b)	458,059	458,059
Total Cash Equivalents (Cost $458,059)		458,059
Total Investments (Cost $7,039,944) — 100.0%		7,323,543
Segregated cash with broker — 1.0% (c)		74,577
Liabilities in excess of other assets — (1.0)%		(74,272)
NET ASSETS — 100.00%		$7,323,848

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

(c)  Segregated cash with broker represents collateral for futures contracts.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	5	3/21/16	$565,750	$(1,609)

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.8%)
Australia (4.2%):
Consumer Staples (0.5%):
Wesfarmers Ltd.	884	$26,644
Woolworths Ltd.	914	16,212
		42,856
Energy (0.3%):
Oil Search Ltd.	2,158	10,501
Woodside Petroleum Ltd.	737	15,350
		25,851
Financials (1.9%):
AMP Ltd.	4,211	17,738
Australia & New Zealand Banking Group Ltd.	954	19,246
Commonwealth Bank of Australia	390	24,105
Insurance Australia Group Ltd.	4,890	19,633
Macquarie Group Ltd.	320	19,138
National Australia Bank Ltd.	965	21,053
QBE Insurance Group Ltd.	1,695	15,412
Suncorp Group Ltd.	2,517	22,093
Westpac Banking Corp.	855	20,720
		179,138
Health Care (0.5%):
CSL Ltd.	300	22,866
Ramsay Health Care Ltd.	426	20,941
		43,807
Industrials (0.4%):
Aurizon Holdings Ltd.	5,164	16,389
Brambles Ltd.	2,910	24,364
		40,753
Materials (0.3%):
Amcor Ltd.	1,977	19,202
Newcrest Mining Ltd. (b)	1,314	12,430
		31,632
Telecommunication Services (0.3%):
Telstra Corp. Ltd.	6,435	26,143
		390,180
Austria (0.1%):
Materials (0.1%):
Voestalpine AG	345	10,551
Belgium (2.0%):
Consumer Discretionary (0.2%):
Telenet Group Holding NV (b)	343	18,535

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (0.5%):
Anheuser-Busch InBev NV	152	$18,913
Colruyt SA	478	24,587
		43,500
Financials (0.7%):
Ageas	591	27,427
Groupe Bruxelles Lambert SA	309	26,436
KBC Groep NV	255	15,942
		69,805
Health Care (0.2%):
UCB SA	207	18,682
Materials (0.2%):
Solvay SA	155	16,541
Telecommunication Services (0.2%):
Proximus SADP	514	16,724
		183,787
Bermuda (0.4%):
Financials (0.2%):
Hongkong Land Holdings Ltd.	2,500	17,457
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	400	19,371
		36,828
Canada (8.7%):
Consumer Discretionary (1.0%):
Canadian Tire Corp. Ltd.	221	18,875
Dollarama, Inc.	360	20,801
Gildan Activewear, Inc.	609	17,317
Magna International, Inc.	323	13,102
Shaw Communications, Inc., Class B	1,504	25,873
		95,968
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc., Class B	325	14,309
Empire Co. Ltd.	1,037	19,293
George Weston Ltd.	281	21,721
Loblaw Cos. Ltd.	488	23,047
Metro, Inc.	867	24,277
Saputo, Inc.	892	21,341
		123,988
Energy (0.7%):
Imperial Oil Ltd.	499	16,260
Inter Pipeline Ltd.	732	11,751
Pembina Pipeline Corp.	581	12,662
TransCanada Corp.	629	20,545
		61,218

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (3.3%):
Bank of Montreal	490	$27,654
Brookfield Asset Management, Inc.	659	20,792
Canadian Imperial Bank of Commerce	348	22,937
Great-West Lifeco, Inc.	992	24,759
Intact Financial Corp.	398	25,511
Manulife Financial Corp.	1,328	19,908
National Bank of Canada	646	18,822
Power Corp. of Canada	1,021	21,357
Power Financial Corp.	973	22,372
Royal Bank of Canada	500	26,798
Sun Life Financial, Inc.	596	18,589
The Bank of Nova Scotia	574	23,221
The Toronto-Dominion Bank	680	26,659
		299,379
Industrials (0.4%):
Canadian National Railway Co.	380	21,245
Canadian Pacific Railway Ltd.	114	14,563
		35,808
Information Technology (0.4%):
CGI Group, Inc. (b)	464	18,580
Constellation Software, Inc.	35	14,594
		33,174
Materials (0.4%):
Agrium, Inc.	170	15,196
Franco-Nevada Corp.	269	12,308
Potash Corp. of Saskatchewan, Inc.	808	13,841
		41,345
Telecommunication Services (0.8%):
BCE, Inc.	654	25,271
Rogers Communications, Inc.	714	24,627
TELUS Corp.	809	22,373
		72,271
Utilities (0.4%):
Canadian Utilities Ltd., Class A	719	16,599
Fortis, Inc.	759	20,524
		37,123
		800,274
Denmark (1.7%):
Consumer Discretionary (0.2%):
Pandora A/S	103	12,989
Health Care (0.4%):
Coloplast A/S	239	19,300
Novo Nordisk A/S, Class B	269	15,577
		34,877

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.7%):
A.P. Moeller-Maersk A/S, Class B	9	$11,741
DSV A/S	543	21,378
ISS A/S	508	18,315
Vestas Wind Systems A/S	215	15,018
		66,452
Materials (0.4%):
Christian Hansen Holding A/S	339	21,208
Novozymes A/S, B Shares	337	16,138
		37,346
		151,664
Finland (1.1%):
Financials (0.2%):
Sampo Oyj, Class A	402	20,411
Industrials (0.4%):
Kone Oyj, Class B	374	15,833
Wartsila Oyj ABP	412	18,809
		34,642
Information Technology (0.1%):
Nokia Oyj	1,845	13,051
Materials (0.2%):
UPM-Kymmene Oyj	823	15,277
Utilities (0.2%):
Fortum Oyj	976	14,703
		98,084
France (8.6%):
Consumer Discretionary (2.4%):
Accor SA	322	13,944
Christian Dior SE	86	14,606
Compagnie Generale DES Etablissements Michelin	178	16,940
Eutelsat Communications SA	691	20,686
Hermes International	44	14,871
JCDecaux SA	509	19,510
Kering	95	16,240
LVMH Moet Hennessy Louis Vuitton SA	81	12,721
Publicis Groupe SA	256	17,021
Renault SA	136	13,611
Sodexo SA	275	26,863
Valeo SA	96	14,799
Vivendi Universal SA	798	17,136
		218,948
Consumer Staples (0.9%):
Carrefour SA	531	15,322
Casino Guichard Perrachon SA	284	13,046
Danone SA	339	22,904

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
L'Oreal SA	104	$17,491
Pernod Ricard SA	165	18,815
		87,578
Financials (0.9%):
AXA SA	609	16,638
BNP Paribas SA	230	13,011
CNP Assurances	1,284	17,318
Credit Agricole SA	995	11,724
Natixis SA	2,254	12,749
Societe Generale SA	288	13,270
		84,710
Health Care (0.3%):
Essilor International SA	130	16,201
Sanofi	162	13,804
		30,005
Industrials (2.3%):
Aeroports de Paris	181	21,060
Airbus Group SE	210	14,149
Bollore SA	2,715	12,649
Bureau Veritas SA	875	17,438
Compagnie de Saint-Gobain	330	14,299
Eiffage SA	218	14,087
Groupe Eurotunnel SE	1,437	17,875
Legrand SA	297	16,798
Schneider Electric SA	265	15,051
Societe BIC SA	107	17,605
Thales SA	259	19,384
Vinci SA	260	16,662
Zodiac Aerospace	465	11,070
		208,127
Information Technology (0.8%):
Atos SE	222	18,635
Cap Gemini SA	172	15,957
Dassault Systemes SA	252	20,140
Ingenico Group	116	14,639
		69,371
Materials (0.2%):
Air Liquide SA	148	16,613
Telecommunication Services (0.3%):
Iliad SA	62	14,777
Orange SA	828	13,847
		28,624

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.5%):
Electricite de France SA	893	$13,150
Suez Environnement Co.	697	13,034
Veolia Environnement SA	736	17,460
		43,644
		787,620
Germany (5.5%):
Consumer Discretionary (1.3%):
Bayerische Motoren Werke AG	148	15,590
Continental AG	62	14,996
Daimler AG, Registered Shares	181	15,121
Hugo Boss AG	151	12,457
Kabel Deutschland Holding AG	181	22,362
ProSiebenSat.1 Media SE	308	15,537
Volkswagen AG	74	11,370
Zalando SE (b)	329	12,992
		120,425
Consumer Staples (0.2%):
Beiersdorf AG	230	20,902
Financials (1.3%):
Allianz SE	119	20,974
Deutsche Boerse AG	203	17,842
Hannover Rueck SE	186	21,236
Muenchener Rueckversicherungs-Gesellschaft AG	127	25,300
Talanx AG	647	19,896
Vonovia SE	438	13,529
		118,777
Health Care (0.7%):
Bayer AG	108	13,486
Fresenius Medical Care AG & Co. KGaA	221	18,569
Fresenius SE & Co. KGaA	225	16,025
Merck KGaA	177	17,135
		65,215
Industrials (0.6%):
Brenntag AG	317	16,516
Deutsche Post AG	645	18,030
Siemens AG	196	18,960
		53,506
Information Technology (0.6%):
Infineon Technologies AG	1,347	19,635
SAP SE	286	22,692
United Internet AG	291	15,997
		58,324
Materials (0.8%):
BASF SE	201	15,310
Evonik Industries AG	466	15,412

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
K+S AG	237	$6,040
Linde AG	111	16,033
Symrise AG	285	18,864
		71,659
		508,808
Hong Kong (4.8%):
Consumer Discretionary (0.5%):
Chow Tai Fook Jewellery Group Ltd.	14,800	9,539
Galaxy Entertainment Group Ltd.	3,000	9,400
Michael Kors Holdings Ltd. (b)	212	8,493
Techtronic Industries Co. Ltd.	3,500	14,169
		41,601
Consumer Staples (0.1%):
WH Group Ltd. (b)	20,500	11,410
Financials (1.9%):
BOC Hong Kong Holdings Ltd.	4,500	13,694
China Overseas Land & Investment Ltd.	4,000	13,926
China Taiping Insurance Holdings Co. Ltd. (b)	2,400	7,367
Goldin Financial Holdings Ltd. (b)	2,000	3,916
Hong Kong Exchanges and Clearing Ltd.	371	9,451
New World Development Co. Ltd.	18,000	17,675
Sino Land Co. Ltd.	10,000	14,568
Swire Pacific Ltd., Class A	2,000	22,341
Swire Properties Ltd.	6,200	17,828
The Bank of East Asia Ltd.	6,200	23,000
The Wharf Holdings Ltd.	3,000	16,541
Wheelock & Co. Ltd.	3,000	12,589
		172,896
Industrials (0.9%):
Beijing Enterprises Holdings Ltd.	2,500	15,071
Cathay Pacific Airways Ltd.	8,000	13,766
CITIC Ltd.	8,000	14,106
Jardine Strategic Holdings Ltd.	700	19,080
MTR Corp. Ltd.	5,000	24,690
		86,713
Information Technology (0.0%): (c)
Hanergy Thin Film Power Group Ltd. (b) (d)	22,000	483
Telecommunication Services (0.2%):
China Mobile Ltd.	1,000	11,257
China Unicom Hong Kong Ltd.	8,000	9,664
		20,921
Utilities (1.2%):
China Gas Holdings Ltd.	6,000	8,621
China Resources Power Holdings Co. Ltd.	4,000	7,739
CLP Holdings Ltd.	4,000	33,905
Guangdong Investment Ltd.	8,000	11,298

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Hong Kong & China Gas Co. Ltd.	15,930	$31,177
Power Assets Holdings Ltd.	2,000	18,336
		111,076
		445,100
Ireland (2.2%):
Consumer Discretionary (0.2%):
WPP PLC	960	22,079
Consumer Staples (0.3%):
Kerry Group PLC	288	24,039
Financials (0.4%):
Bank of Ireland (b)	29,604	10,926
XL Group PLC	729	28,562
		39,488
Health Care (0.3%):
Jazz Pharmaceuticals PLC (b)	89	12,510
Shire PLC	204	13,994
		26,504
Industrials (0.4%):
DCC PLC	236	19,713
Experian PLC	1,170	20,676
		40,389
Information Technology (0.3%):
Accenture PLC, Class A	216	22,572
Materials (0.3%):
CRH PLC	432	12,505
Smurfit Kappa Group PLC	424	10,911
		23,416
		198,487
Israel (0.5%):
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd.	250	16,314
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	249	20,264
Materials (0.1%):
Israel Chemicals Ltd.	3,205	13,013
		49,591
Italy (1.8%):
Consumer Discretionary (0.3%):
Luxottica Group SpA	214	13,944
Prada SpA	4,052	12,572
		26,516

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.7%):
Assicurazioni Generali SpA	888	$16,219
EXOR SpA	335	15,202
Intesa Sanpaolo SpA	3,352	11,130
Mediobanca SpA	1,294	12,403
UniCredit SpA	1,795	9,923
		64,877
Industrials (0.3%):
Atlantia SpA	612	16,190
Finmeccanica SpA (b)	920	12,790
		28,980
Utilities (0.5%):
Snam SpA	3,526	18,400
Terna Rete Elettrica Nazionale SpA	4,264	21,926
		40,326
		160,699
Japan (18.6%):
Consumer Discretionary (3.4%):
Aisin Seiki Co. Ltd.	390	16,787
Bridgestone Corp.	487	16,707
Denso Corp.	361	17,253
Dentsu, Inc.	200	10,944
Fuji Heavy Industries Ltd.	363	14,956
Honda Motor Co. Ltd.	502	16,047
Isuzu Motors Ltd.	1,259	13,565
Mazda Motor Corp.	900	18,574
Mitsubishi Motors Corp.	1,900	16,077
Nissan Motor Co. Ltd.	1,643	17,206
Nitori Holdings Co. Ltd.	100	8,399
Oriental Land Co. Ltd.	260	15,731
Panasonic Corp.	1,400	14,194
Rakuten, Inc.	900	10,367
Sekisui House Ltd.	1,149	19,321
Shimano, Inc.	153	23,497
Sumitomo Electric Industries Ltd.	1,104	15,591
Suzuki Motor Corp.	371	11,274
Toyota Industries Corp.	305	16,311
Toyota Motor Corp.	361	22,233
		315,034
Consumer Staples (1.8%):
Aeon Co. Ltd.	1,000	15,409
Asahi Group Holdings Ltd.	600	18,785
Japan Tobacco, Inc.	435	15,972
Kao Corp.	362	18,605
Kirin Holdings Co. Ltd.	1,200	16,295
MEIJI Holdings Co. Ltd.	100	8,261
Seven & i Holdings Co. Ltd.	426	19,507

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Shiseido Co. Ltd.	500	$10,376
Suntory Beverage & Food Ltd.	400	17,513
Uni-Charm Corp.	800	16,339
Yakult Honsha Co. Ltd.	217	10,622
		167,684
Financials (2.9%):
Daito Trust Construction Co. Ltd.	178	20,563
Daiwa House Industry Co. Ltd.	600	17,250
Daiwa Securities Group, Inc.	2,000	12,229
Japan Exchange Group, Inc.	800	12,507
Mitsubishi UFJ Financial Group, Inc.	2,197	13,610
Mitsui Fudosan Co. Ltd.	571	14,333
Mizuho Financial Group, Inc.	8,045	16,092
Nomura Holdings, Inc.	2,750	15,319
ORIX Corp.	969	13,595
Resona Holdings, Inc.	3,190	15,493
Sompo Japan Nipponkoa Holdings, Inc.	400	13,135
Sony Financial Holdings, Inc.	800	14,312
Sumitomo Mitsui Financial Group, Inc.	339	12,796
Sumitomo Mitsui Trust Holdings, Inc.	4,024	15,242
Sumitomo Realty & Development	417	11,904
T&D Holdings, Inc.	900	11,876
The Bank of Yokohama Ltd.	2,000	12,261
The Dai-ichi Life Insurance Co. Ltd.	700	11,648
Tokio Marine Holdings, Inc.	300	11,589
		265,754
Health Care (1.5%):
Astellas Pharma, Inc.	1,200	17,085
Chugai Pharmaceutical Co. Ltd.	371	12,933
Daiichi Sankyo Co. Ltd.	800	16,514
Eisai Co. Ltd.	96	6,351
Hoya Corp.	361	14,764
Kyowa Hakko Kirin Co. Ltd.	1,000	15,737
M3, Inc.	600	12,442
Otsuka Holdings Co. Ltd.	459	16,310
Sysmex Corp.	200	12,830
Terumo Corp.	500	15,499
		140,465
Industrials (4.4%):
Asahi Glass Co. Ltd.	2,000	11,459
Central Japan Railway Co.	114	20,241
Daikin Industries Ltd.	300	21,849
FANUC Corp.	97	16,714
Hankyu Hanshin Holdings, Inc.	3,000	19,502
ITOCHU Corp.	1,185	14,019
Japan Airlines Co. Ltd.	400	14,319
Komatsu Ltd.	970	15,874
Kubota Corp.	558	8,621

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Makita Corp.	200	$11,527
Mitsubishi Corp.	940	15,637
Mitsubishi Electric Corp.	1,679	17,626
Mitsubishi Heavy Industries Ltd.	3,000	13,119
Mitsui & Co. Ltd.	1,473	17,505
NGK Insulators Ltd.	1,000	22,543
Nidec Corp.	200	14,505
Recruit Holdings Co. Ltd.	500	14,699
Secom Co. Ltd.	300	20,334
Seibu Holdings, Inc.	600	12,255
Shimizu Corp.	2,000	16,311
SMC Corp.	98	25,457
TAISEI Corp.	3,000	19,763
Tokyu Corp.	1,664	13,151
Toshiba Corp.	4,000	8,222
Toyota Tsusho Corp.	609	14,248
		399,500
Information Technology (2.6%):
Canon, Inc.	683	20,663
FUJIFILM Holdings Corp.	476	19,867
Hitachi Ltd.	2,739	15,522
Keyence Corp.	72	39,577
Kyocera Corp.	330	15,327
Murata Manufacturing Co. Ltd.	100	14,390
Nomura Research Institute Ltd.	390	14,979
NTT Data Corp.	300	14,506
Omron Corp.	400	13,341
Renesas Electronics Corp. (b)	2,000	12,561
Ricoh Co. Ltd.	1,600	16,477
TDK Corp.	200	12,810
Tokyo Electron Ltd.	200	12,119
Yahoo Japan Corp.	3,200	13,009
		235,148
Materials (1.1%):
Asahi Kasei Corp.	2,390	16,163
JFE Holdings, Inc.	800	12,563
Nippon Steel & Sumitomo Metal	700	13,849
Nitto Denko Corp.	171	12,486
Shin-Etsu Chemical Co. Ltd.	294	15,986
Sumitomo Chemical Co. Ltd.	2,000	11,488
Toray Industries, Inc.	1,842	17,119
		99,654
Telecommunication Services (0.7%):
KDDI Corp.	642	16,675
Nippon Telegraph & Telephone Corp.	398	15,842
NTT DOCOMO, Inc.	800	16,411
SoftBank Group Corp.	379	19,131
		68,059
See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.2%):
Osaka Gas Co. Ltd.	5,000	$18,062
		1,709,360
Netherlands (2.5%):
Consumer Discretionary (0.4%):
RELX NV	1,256	21,151
Wolters Kluwer NV	549	18,435
		39,586
Consumer Staples (0.4%):
Heineken NV	238	20,279
Koninklijke Ahold NV	827	17,442
		37,721
Financials (0.4%):
Aegon NV	2,453	13,871
NN Group NV	721	25,435
		39,306
Industrials (0.7%):
AerCap Holdings NV (b)	412	17,782
Boskalis Westminster	282	11,502
Randstad Holding NV	236	14,694
Sensata Technologies Holding NV (b)	410	18,884
		62,862
Information Technology (0.3%):
ASML Holding NV	138	12,260
Gemalto NV	219	13,139
		25,399
Materials (0.3%):
AKZO Nobel NV	250	16,702
OCI NV	335	8,271
		24,973
		229,847
Norway (0.8%):
Financials (0.4%):
DNB ASA	1,212	14,938
Gjensidige Forsikring ASA	1,488	23,824
		38,762
Materials (0.2%):
Yara International ASA	363	15,618
Telecommunication Services (0.2%):
Telenor ASA	906	15,107
		69,487
Portugal (0.3%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA	838	10,903

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.2%):
EDP — Energias de Portugal SA	4,659	$16,786
		27,689
Singapore (2.8%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	923	22,575
Consumer Staples (0.3%):
Wilmar International Ltd.	12,822	26,467
Financials (1.2%):
CapitaLand Ltd.	9,576	22,518
DBS Group Holdings Ltd.	1,916	22,464
Global Logistic Properties Ltd.	11,799	17,826
Oversea-Chinese Banking Corp. Ltd.	4,269	26,404
United Overseas Bank Ltd.	1,753	24,178
		113,390
Industrials (0.7%):
Keppel Corp. Ltd.	4,038	18,454
Singapore Airlines Ltd.	2,800	22,072
Singapore Technologies Engineering Ltd.	9,541	20,177
		60,703
Information Technology (0.1%):
Avago Technologies Ltd.	88	12,773
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	8,809	22,722
		258,630
Spain (3.2%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	491	16,866
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA	1,824	13,326
Banco de Sabadell SA	6,750	11,961
Banco Popular Espanol SA	3,230	10,641
Banco Santander SA	2,149	10,570
Bankia SA	12,399	14,427
CaixaBank SA	3,687	12,831
Mapfre SA	5,976	14,957
		88,713
Health Care (0.2%):
Grifols SA	416	19,226
Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA	502	14,685
Ferrovial SA	848	19,174
		33,859

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (0.2%):
Amadeus IT Holding SA	441	$19,434
Telecommunication Services (0.2%):
Telefonica SA	1,419	15,740
Utilities (1.1%):
Enagas SA	722	20,364
Endesa SA	944	18,962
Gas Natural SDG SA	999	20,369
Iberdrola SA	3,184	22,568
Red Electrica Corp. SA	251	20,963
		103,226
		297,064
Sweden (3.0%):
Consumer Discretionary (0.3%):
Electrolux AB	422	10,189
Hennes & Mauritz AB	521	18,545
		28,734
Consumer Staples (0.4%):
ICA Gruppen AB	567	20,606
Svenska Cellulosa AB SCA, B Shares	564	16,356
		36,962
Financials (0.7%):
Nordea Bank AB	1,373	15,075
Skandinaviska Enskilda Banken AB, Class A	1,623	17,080
Svenska Handelsbanken AB	1,203	15,989
Swedbank AB, A Shares	858	18,909
		67,053
Industrials (1.0%):
ALFA Laval AB	899	16,424
ASSA Abloy AB	867	18,161
Atlas Copco AB, A Shares	546	13,400
Sandvik AB	1,405	12,256
Skanska AB, Clas B	861	16,709
SKF AB, B Shares	704	11,378
		88,328
Information Technology (0.4%):
Hexagon AB, B Shares	459	16,991
Telefonaktiebolaget LM Ericsson, B Shares	1,562	15,070
		32,061
Telecommunication Services (0.2%):
TeliaSonera AB	3,756	18,665
		271,803

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Switzerland (6.8%):
Consumer Discretionary (0.3%):
CIE Financiere Richemont SA	176	$12,600
The Swatch Group AG	32	11,116
		23,716
Consumer Staples (1.2%):
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	74,603
Coca-Cola HBC AG	676	14,394
Nestle SA, Registered Shares	284	21,089
		110,086
Financials (1.6%):
ACE Ltd.	258	30,147
Credit Suisse Group AG, Registered Shares	649	13,985
Julius Baer Group Ltd.	253	12,243
Partners Group Holding AG	37	13,310
Swiss Life Holding AG	78	21,016
Swiss Re AG	274	26,769
UBS Group AG, Registered Shares	710	13,778
Zurich Insurance Group AG	71	18,245
		149,493
Health Care (1.0%):
Actelion Ltd.	93	12,926
Galenica AG	13	20,345
Lonza Group AG, Registered Shares	89	14,479
Novartis AG	169	14,541
Roche Holding AG	62	17,186
Sonova Holding AG, Registered Shares	116	14,743
		94,220
Industrials (1.2%):
ABB Ltd.	937	16,728
Adecco SA, Registered Shares	196	13,419
Geberit AG	51	17,279
Kuehne + Nagel International AG	162	22,200
Schindler Holding AG	124	20,751
SGS SA	10	19,011
		109,388
Information Technology (0.3%):
TE Connectivity Ltd.	352	22,743
Materials (1.0%):
Clariant AG	785	14,889
EMS-Chemie Holding AG	34	14,968
Givaudan SA, Registered shares	10	18,155
LafargeHolcim Ltd.	259	12,973
Sika AG	5	18,074
Syngenta AG	29	11,354
		90,413

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.2%):
Swisscom AG	41	$20,523
		620,582
United Kingdom (12.5%):
Consumer Discretionary (3.1%):
Barratt Developments PLC	1,576	14,520
Berkeley Group Holdings PLC	269	14,622
Burberry Group PLC	816	14,355
Compass Group PLC	1,411	24,447
Delphi Automotive PLC	223	19,118
InterContinental Hotels Group PLC	498	19,408
ITV PLC	4,716	19,198
Kingfisher PLC	3,238	15,681
Marks & Spencer Group PLC	2,413	16,064
Next PLC	199	21,364
Persimmon PLC (b)	491	14,646
RELX PLC	1,339	23,611
Sky PLC	1,321	21,652
Sports Direct International PLC (b)	1,454	12,354
Taylor Wimpey PLC	5,158	15,417
Whitbread PLC	326	21,127
		287,584
Consumer Staples (1.6%):
Associated British Foods PLC	363	17,860
British American Tobacco PLC	383	21,267
Diageo PLC	748	20,423
Imperial Tobacco Group PLC	369	19,487
Reckitt Benckiser Group PLC	250	23,128
SABMiller PLC	377	22,550
Unilever PLC	528	22,644
		147,359
Financials (2.8%):
Aon PLC	259	23,882
Aviva PLC	2,453	18,617
Direct Line Insurance Group PLC	4,819	28,882
Hargreaves Lansdown PLC	746	16,559
HSBC Holdings PLC	2,456	19,386
Legal & General Group PLC	5,709	22,524
London Stock Exchange Group PLC	436	17,637
Old Mutual PLC	5,412	14,235
Prudential PLC	848	19,102
RSA Insurance Group PLC	1,859	11,666
Schroders PLC	385	16,860
St James's Place PLC	1,110	16,450
Standard Chartered PLC	1,238	10,271
Standard Life PLC	2,854	16,341
		252,412

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.4%):
GlaxoSmithKline PLC	1,007	$20,334
Smith & Nephew PLC	1,007	17,944
		38,278
Industrials (2.3%):
Ashtead Group PLC	986	16,225
Babcock International Group PLC	1,172	17,537
BAE Systems PLC	3,282	24,160
Bunzl PLC	932	25,854
Capita PLC	1,086	19,320
CNH Industrial NV	1,895	12,962
easyJet PLC	518	13,283
G4S PLC	5,999	19,925
Intertek Group PLC	382	15,624
Royal Mail PLC	2,274	14,892
Smiths Group PLC	995	13,758
Travis Perkins PLC	644	18,680
		212,220
Information Technology (0.4%):
ARM Holdings PLC	964	14,691
The Sage Group PLC	2,371	21,064
		35,755
Materials (0.3%):
Johnson Matthey PLC	428	16,740
Rio Tinto PLC	392	11,412
		28,152
Telecommunication Services (0.7%):
BT Group PLC	2,953	20,501
Inmarsat PLC	1,258	21,087
Vodafone Group PLC	5,287	17,142
		58,730
Utilities (0.9%):
National Grid PLC	1,735	23,925
Severn Trent PLC	690	22,054
SSE PLC	874	19,622
United Utilities Group PLC	1,487	20,472
		86,073
		1,146,563
United States (0.7%):
Consumer Discretionary (0.5%):
Autoliv, Inc.	179	22,334
Fiat DaimlerChrysler Automobiles NV (b)	883	12,353
lululemon athletica, Inc. (b)	224	11,753
		46,440

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.2%):
QIAGEN NV (b)	724	$20,019
		66,459
Total Common Stocks (Cost $8,606,614)		8,519,157
Total Investments (Cost $8,606,614) — 92.8%		8,519,157
Segregated cash with broker — 0.7% (e)		68,499
Other assets in excess of liabilities — 6.5%		591,954
NET ASSETS — 100.00%		$9,179,610

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2015.

(b)  Non-income producing security.

(c)  Amount represents less than 0.05% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2015, illiquid securities were less than 0.005% of the Fund's net assets.

(e)  Segregated cash with broker represents collateral for futures contracts.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Mini MSCI EAFE Index Futures	9	3/21/16	$764,190	$(9,321)

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.8%)
Bermuda (0.1%):
Consumer Discretionary (0.1%):
GOME Electrical Appliances Holding Ltd.	48,000	$7,957
Brazil (3.3%):
Consumer Discretionary (0.3%):
Kroton Educacional SA	4,800	11,485
Lojas Renner SA	4,510	19,380
		30,865
Consumer Staples (1.2%):
Ambev SA	6,700	30,115
BRF SA	1,327	18,515
Hypermarcas SA (b)	6,700	36,582
JBS SA	3,800	11,739
Natura Cosmeticos SA	3,118	18,443
Raia Drogasil SA	1,983	17,750
		133,144
Energy (0.2%):
Ultrapar Participacoes SA	1,696	25,782
Financials (0.4%):
Banco do Brasil SA	3,203	11,866
BB Seguridade Participacoes SA	2,900	17,728
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	6,918	18,922
		48,516
Industrials (0.4%):
CCR SA	4,908	15,512
WEG SA	6,828	25,789
		41,301
Information Technology (0.2%):
Cielo SA	2,468	20,829
Telecommunication Services (0.1%):
TIM Participacoes SA	7,870	13,558
Utilities (0.5%):
Cia de Saneamento Basico do Estado de Sao Paulo	3,899	18,448
CPFL Energia SA (b)	4,302	16,421
Tractebel Energia SA	2,536	21,390
		56,259
		370,254
Cayman Islands (0.1%):
Information Technology (0.1%):
FIH Mobile Ltd.	37,000	14,082
Chile (3.4%):
Consumer Discretionary (0.3%):
SACI Falabella	4,602	29,303

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (0.5%):
Cencosud SA	10,634	$21,264
Cia Cervecerias Unidas SA	2,727	29,925
		51,189
Energy (0.3%):
Empresas COPEC SA	4,086	34,761
Financials (1.0%):
Banco de Chile	501,414	50,688
Banco de Credito e Inversiones	728	27,306
Banco Santander Chile	704,849	31,822
		109,816
Utilities (1.3%):
AES Gener SA	72,211	31,898
Aguas Andinas SA	92,516	46,751
Empresa Nacional de Electricid SA	31,311	38,824
Enersis SA	119,590	28,998
		146,471
		371,540
China (11.2%):
Consumer Discretionary (1.5%):
ANTA Sports Products Ltd.	6,000	16,404
BAIC Motor Corp. Ltd.	16,000	15,979
Byd Co. Ltd. (b)	2,000	10,910
Cosmo Lady China Holdings Co. Ltd.	13,000	10,872
Dongfeng Motor Group Co. Ltd.	18,000	23,846
Golden Eagle Retail Group Ltd.	22,000	26,549
Great Wall Motor Co. Ltd., Class H	12,882	14,880
Guangzhou Automobile Group Co.	26,000	23,100
Intime Retail Group Co. Ltd.	8,000	7,843
Shenzhou International Group Holdings Ltd.	3,000	17,193
		167,576
Consumer Staples (0.8%):
China Huishan Dairy Holdings Co. Ltd.	35,000	13,385
China Mengniu Dairy Co. Ltd.	15,000	24,351
Sun Art Retail Group Ltd.	16,500	12,415
Tingyi Cayman Islands Holding Corp.	13,013	18,488
Want Want China Holdings Ltd.	24,000	17,813
		86,452
Energy (0.4%):
China Shenhua Energy Co. Ltd.	11,004	17,183
PetroChina Co. Ltd.	25,075	16,416
Yanzhou Coal Mining Co. Ltd.	22,000	10,202
		43,801
Financials (2.8%):
Bank of China Ltd.	44,857	19,904
Bank of Communications Co. Ltd., Class H	25,599	17,953

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
China Cinda Asset Management Co.	45,000	$16,563
China CITIC Bank Corp. Ltd. (b)	36,103	23,270
China Construction Bank Corp.	32,952	22,479
China Galaxy Securities Co. Ltd.	11,000	9,998
China Life Insurance Co. Ltd.	4,000	12,841
China Vanke Co. Ltd. (c)	6,400	19,021
Chongqing Rural Commercial Bank Co. Ltd.	24,894	14,952
Country Garden Holdings Co. Ltd.	51,000	20,786
Dalian Wanda Commercial Properties Co. Ltd.	2,000	11,608
Evergrande Real Estate Group Ltd.	14,000	12,257
Huishang Bank Corp. Ltd.	48,000	21,681
Longfor Properties Co. Ltd.	13,500	20,079
People's Insurance Co. Group of China Ltd.	29,000	14,120
PICC Property & Casualty Co. Ltd.	8,000	15,789
Ping An Insurance Group Co. of China Ltd.	3,514	19,379
Shengjing Bank Co. Ltd.	11,500	14,788
		307,468
Health Care (0.8%):
China Medical System Holdings Ltd.	11,000	16,122
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	5,494	15,496
Luye Pharma Group Ltd. (b)	17,500	18,208
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	20,000	13,676
Sihuan Pharmaceutical Holdings Group Ltd. (c)	34,000	11,933
Sinopharm Group Co. Ltd.	4,000	15,969
		91,404
Industrials (2.4%):
Anhui Expressway Co. Ltd.	12,000	10,173
AviChina Industry & Technology Co. Ltd.	11,000	8,595
Beijing Capital International Airport Co. Ltd.	14,000	15,037
CAR, Inc. (b)	8,000	13,183
China Communications Construction Co. Ltd.	8,619	8,733
China Conch Venture Holdings Ltd.	6,000	12,413
China Eastern Airlines Corp. Ltd. (b)	18,000	10,183
China Lesso Group Holdings Ltd.	17,000	11,798
China Machinery Engineering Corp.	12,000	8,756
China Railway Construction Corp. Ltd.	6,889	8,479
China Railway Group Ltd.	11,031	8,320
China Southern Airlines Co. Ltd.	14,000	10,793
Dalian Port PDA Co. Ltd.	26,000	13,313
Fosun International Ltd.	6,000	9,324
Haitian International Holdings Ltd.	9,000	13,058
Jiangsu Expressway Co. Ltd.	16,838	22,599
Qingdao Port International Co. Ltd.	24,000	10,688
Sinopec Engineering Group Co. Ltd., H Shares	14,500	12,335
Sinotrans Ltd.	22,000	11,711
Weichai Power Co. Ltd.	12,612	13,889
Zhejiang Expressway Co. Ltd., Class H	14,589	17,432
Zhuzhou CSR Times Electric Co. Ltd.	1,500	8,650
		259,462

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (0.8%):
AAC Technologies Holdings, Inc.	2,327	$15,138
Kingsoft Corp. Ltd.	4,000	9,714
Lenovo Group Ltd.	18,822	18,996
Tencent Holdings Ltd.	1,055	20,658
TravelSky Technology Ltd.	7,000	11,461
Xinyi Solar Holdings Ltd.	30,000	12,163
		88,130
Materials (0.7%):
Anhui Conch Cement Co. Ltd.	5,573	14,898
BBMG Corp.	13,500	9,119
China Hongqiao Group Ltd.	19,000	11,253
China Molybdenum Co. Ltd.	49,168	9,145
China National Building Material Co. Ltd.	23,632	11,242
Jiangxi Copper Co. Ltd.	11,906	14,053
Zijin Mining Group Co. Ltd.	47,550	12,449
		82,159
Telecommunication Services (0.3%):
China Communications Services Corp. Ltd.	42,000	15,711
China Telecom Corp. Ltd.	34,000	15,861
		31,572
Utilities (0.7%):
CGN Power Co. Ltd.	26,000	9,681
China Longyuan Power Group Corp. Ltd.	15,844	11,915
ENN Energy Holdings Ltd.	4,000	21,219
Huadian Fuxin Energy Corp. Ltd., Class H	34,000	9,676
Huaneng Power International, Inc.	14,000	11,989
Huaneng Renewables Corp. Ltd.	36,000	10,684
		75,164
		1,233,188
Colombia (0.5%):
Consumer Staples (0.1%):
Almacenes Exito SA	3,170	13,502
Financials (0.2%):
Bancolombia SA	2,890	19,130
Materials (0.2%):
Grupo Argos SA	3,591	18,354
		50,986
Czech Republic (0.6%):
Financials (0.2%):
Komercni Banka AS	120	23,841
Telecommunication Services (0.1%):
O2 Czech Republic AS	1,309	13,247

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.3%):
CEZ AS	1,382	$24,664
		61,752
Egypt (0.2%):
Financials (0.2%):
Commercial International Bank	4,973	24,188
Greece (0.1%):
Consumer Discretionary (0.1%):
OPAP SA	1,034	9,072
Hong Kong (0.8%):
Consumer Discretionary (0.3%):
Belle International Holdings Ltd.	17,000	12,720
Geely Automobile Holdings Ltd.	30,000	15,853
		28,573
Consumer Staples (0.2%):
Hengan International Group Co. Ltd.	2,500	23,471
Energy (0.1%):
CNOOC Ltd.	14,000	14,571
Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	20,000	20,391
		87,006
Hungary (0.2%):
Financials (0.2%):
OTP Bank Public Co. Ltd.	1,042	21,484
India (10.1%):
Consumer Discretionary (1.5%):
Bajaj Auto Ltd.	674	25,715
Bosch Ltd.	56	15,751
Mahindra & Mahindra Ltd.	1,257	24,131
Motherson Sumi Systems Ltd.	3,967	17,517
Page Industries Ltd.	80	16,146
Rajesh Exports Ltd.	1,519	15,611
Tata Motors Ltd. (b)	3,654	21,599
ZEE Entertainment Enterprises Ltd.	3,830	25,249
		161,719
Consumer Staples (1.5%):
Britannia Industries Ltd.	479	21,400
Colgate-Palmolive (India) Ltd.	2,121	31,122
Dabur India Ltd.	5,426	22,672
Emami Ltd.	899	13,544
Glaxo Smithkline Consumer Healthcare Ltd.	346	33,477
Godrej Consumer Products Ltd.	942	18,733
Marico Ltd.	6,466	22,072
		163,020

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (0.4%):
Coal India Ltd.	4,375	$21,706
Reliance Industries Ltd.	1,732	26,521
		48,227
Financials (0.9%):
Bajaj Finserv Ltd.	699	20,962
Housing Development Finance Corp. Ltd.	1,116	21,227
ICICI Bank Ltd.	4,867	19,225
Indiabulls Housing Finance Ltd.	1,671	18,534
State Bank of India	5,527	18,678
		98,626
Health Care (1.7%):
Aurobindo Pharma Ltd.	1,449	19,113
Cadila Healthcare Ltd.	3,660	18,085
Cipla Ltd.	2,072	20,313
Divi's Laboratories Ltd.	1,484	25,857
Dr. Reddy's Laboratories Ltd.	392	18,404
Glenmark Pharmaceuticals Ltd.	1,171	16,258
Lupin Ltd.	748	20,697
Sun Pharmaceutical Industries Ltd.	1,328	16,428
Torrent Pharmaceuticals Ltd.	841	18,406
Wockhardt Ltd. (b)	575	13,213
		186,774
Industrials (0.8%):
Adani Ports And Special Economic Zone	3,458	13,597
Aditya Birla Nuvo Ltd.	646	21,058
Amara Raja Batteries Ltd.	1,294	16,799
Eicher Motors Ltd.	67	17,009
Larsen & Toubro Ltd.	987	18,973
		87,436
Information Technology (1.3%):
HCL Technologies Ltd.	1,429	18,431
Infosys Ltd.	1,447	24,113
Oracle Financial Services	515	29,053
Tata Consultancy Services Ltd.	794	29,192
Tech Mahindra Ltd.	2,445	19,198
Wipro Ltd.	3,085	26,002
		145,989
Materials (1.3%):
ACC Ltd.	1,206	24,733
Asian Paints Ltd.	1,703	22,688
Berger Paints India Ltd.	5,334	21,623
Hindustan Zinc Ltd.	10,143	22,341
Pidilite Industries Ltd.	2,696	22,463
Ultra Tech Cement Ltd.	472	19,788
UPL Ltd.	2,075	13,666
		147,302

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.7%):
Bharti Airtel Ltd.	3,861	$19,785
Bharti Infratel Ltd.	2,628	16,956
Idea Cellular Ltd.	8,278	17,914
Reliance Communications Ltd. (b)	13,626	18,129
		72,784
		1,111,877
Indonesia (3.8%):
Consumer Discretionary (0.5%):
PT Astra International TBK	49,341	21,261
PT Matahari Department Store TBK	13,400	16,970
PT Surya Citra Media TBK	68,100	15,191
		53,422
Consumer Staples (0.9%):
PT Charoen Pokphand Indonesia TBK	93,477	17,425
PT Gudang Garam TBK	5,793	23,000
PT Indofood CBP Sukses Makmur TBK	24,434	23,646
PT Indofood Sukses Makmur TBK	54,154	20,165
PT Unilever Indonesia TBK	7,055	18,840
		103,076
Financials (0.7%):
PT Bank Central Asia TBK	34,601	33,163
PT Bank Mandiri Persero TBK	37,089	24,637
PT Bank Rakyat Indonesia Persero TBK	27,977	22,969
		80,769
Health Care (0.2%):
PT Kalbe Farma TBK	201,264	19,156
Industrials (0.4%):
PT Jasa Marga Persero TBK	57,525	21,649
PT United Tractors TBK	13,652	16,629
		38,278
Materials (0.4%):
PT Indocement Tunggal Prakarsa TBK	15,248	24,460
PT Semen Indonesia Persero TBK	26,577	21,785
		46,245
Telecommunication Services (0.5%):
PT Telekomunikasi Indonesia Persero TBK	152,065	34,072
PT Tower Bersama Infrastructure TBK (b)	45,675	19,328
		53,400
Utilities (0.2%):
PT Perusahaan Gas Negara Persero TBK	111,227	21,938
		416,284

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Korea, Republic Of (8.9%):
Consumer Discretionary (2.1%):
Coway Co. Ltd.	241	$17,163
Cuckoo Electronics Co. Ltd.	58	11,262
Hankook Tire Co. Ltd.	674	26,889
Hanon Systems	553	24,291
Hanssem Co. Ltd.	53	10,387
Hotel Shilla Co. Ltd.	140	9,169
Hyundai Department Store Co. Ltd.	150	16,080
Hyundai Mobis Co. Ltd.	108	22,602
Hyundai Motor Co.	153	19,301
Hyundai Wia Corp.	146	13,807
Kangwon Land, Inc.	639	20,861
Kia Motors Corp.	528	23,549
Youngone Corp.	269	9,588
		224,949
Consumer Staples (1.7%):
Amorepacific Corp.	51	17,901
AMOREPACIFIC Group	105	13,121
BGF Retail Co. Ltd.	84	12,163
CJ CheilJedang Corp.	59	18,876
Dongsuh Cos., Inc.	398	10,517
GS Retail Co. Ltd.	265	12,076
Hyundai Greenfood Co. Ltd.	860	18,068
KT&G Corp.	221	19,643
LG Household & Health Care Ltd.	22	19,540
Orion Corp.	19	18,771
Ottogi Corp.	17	17,622
Samlip General Foods Co. Ltd.	50	11,692
		189,990
Financials (1.5%):
Hana Financial Group, Inc.	1,018	20,347
Hanwha Life Insurance Co. Ltd.	3,196	20,084
Industrial Bank of Korea	1,603	16,765
KB Financial Group, Inc.	791	22,290
Samsung Fire & Marine Insurance Co. Ltd.	77	20,133
Samsung Life Insurance Co. Ltd.	254	23,741
Shinhan Financial Group Co. Ltd.	622	20,899
Woori Bank	2,597	19,428
		163,687
Health Care (0.5%):
Hanmi Pharm Co. Ltd. (b)	29	17,768
Hanmi Science Co. Ltd. (b)	66	7,157
Medy-Tox, Inc.	27	11,670
Yuhan Corp.	76	17,536
		54,131

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (1.4%):
CJ Corp.	64	$13,597
CJ Korea Express Co. Ltd. (b)	105	17,014
Hyundai Development Co. — Enginee	269	8,792
Hyundai Engineering & Construction Co. Ltd.	542	13,014
Hyundai Glovis Co. Ltd.	85	13,852
KCC Corp.	47	16,584
KEPCO Plant Service & Engineering Co. Ltd.	132	9,987
Korea Aerospace Industries Ltd.	224	14,790
LG Corp.	406	24,411
S-1 Corp.	306	25,969
		158,010
Information Technology (0.6%):
LG Display Co. Ltd.	910	18,852
NAVER Corp.	40	22,310
NCSoft Corp.	81	14,605
Samsung SDS Co. Ltd.	57	12,263
		68,030
Materials (0.6%):
Hyundai Steel Co.	464	19,557
Korea Zinc Co. Ltd.	59	23,505
LG Chem Ltd.	78	21,539
		64,601
Telecommunication Services (0.3%):
LG Uplus Corp.	1,833	16,189
SK Telecom Co. Ltd.	109	19,953
		36,142
Utilities (0.2%):
Korea Electric Power Corp.	497	21,061
		980,601
Malaysia (7.6%):
Consumer Discretionary (1.0%):
Astro Malaysia Holdings BHD	32,300	20,718
Genting BHD	14,895	25,424
Genting Malaysia BHD	26,096	26,607
UMW Holdings BHD	18,215	33,347
		106,096
Consumer Staples (0.8%):
British American Tobacco Malaysia BHD	2,170	28,326
Kuala Lumpur Kepong BHD	5,808	30,917
PPB Group BHD	7,457	27,552
		86,795
Energy (0.4%):
Petronas Dagangan BHD	5,448	31,595
SapuraKencana Petroleum BHD	33,200	15,589
		47,184

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (1.0%):
CIMB Group Holdings BHD	19,406	$20,478
Hong Leong Bank BHD	16,472	51,369
Malayan Banking BHD	18,294	35,754
		107,601
Health Care (0.3%):
IHH Healthcare BHD	24,800	38,025
Industrials (1.6%):
Gamuda BHD	29,020	31,461
HAP Seng Consolidated BHD	18,800	28,348
IJM Corp. BHD	50,300	39,579
MISC BHD	12,900	28,068
Sime Darby BHD	19,470	35,013
Westports Holdings BHD	19,800	18,960
		181,429
Materials (0.2%):
Petronas Chemicals Group BHD	14,463	24,450
Telecommunication Services (1.3%):
Axiata Group BHD	26,063	38,872
DiGi.Com BHD	29,798	37,443
Maxis BHD	20,234	31,997
Telekom Malaysia BHD	22,759	35,893
		144,205
Utilities (1.0%):
Petronas Gas BHD	7,465	39,520
Tenaga Nasional BHD	12,300	38,114
YTL Corp. BHD	83,731	30,575
		108,209
		843,994
Mexico (4.4%):
Consumer Discretionary (0.3%):
Alsea SAB de CV	8,900	30,919
Consumer Staples (1.9%):
Arca Continental SAB de CV	5,673	34,470
Coca-Cola Femsa SAB de CV	4,179	30,054
Gruma SAB de CV, Class B	1,675	23,504
Grupo Comercial Chedraui SA de CV	8,176	21,802
Grupo Lala SAB de CV	11,200	26,050
Industrias Bachoco SAB de CV	5,600	22,799
Kimberly-Clark de Mexico SAB de CV	11,105	26,022
Wal-Mart de Mexico SAB de CV	10,267	25,918
		210,619
Financials (0.8%):
Grupo Financiero Banorte SAB de CV	6,036	33,281
Grupo Financiero Inbursa SAB de CV	12,452	22,478

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Grupo Financiero Santander Mexico SAB de CV	16,141	$28,341
		84,100
Industrials (1.0%):
Grupo Aeroportuario del Pacifico SAB de CV	2,950	26,036
Grupo Aeroportuario del Sureste SAB de CV	1,890	26,756
Grupo Carso SAB de CV	5,001	20,604
OHL Mexico SAB de CV (b)	10,885	11,398
Promotora y Operadora de Infraestructura SAB de CV (b)	2,431	28,607
		113,401
Materials (0.2%):
Grupo Mexico SAB de CV	10,028	21,415
Telecommunication Services (0.2%):
America Movil SAB de CV	33,850	23,814
Telesites SAB (b)	1,693	1,101
		24,915
		485,369
Philippines (4.8%):
Consumer Discretionary (0.3%):
Jollibee Foods Corp.	6,487	30,124
Consumer Staples (0.2%):
Universal Robina Corp.	5,078	20,044
Energy (0.2%):
Semirara Mining and Power Corp.	6,580	19,055
Financials (1.7%):
Ayala Corp.	1,917	30,733
Ayala Land, Inc.	31,025	22,686
Bank of the Philippine Islands	17,735	31,597
BDO Unibank, Inc.	14,108	31,370
GT Capital Holdings, Inc.	800	22,420
Metropolitan Bank & Trust Co.	16,549	28,237
SM Prime Holdings, Inc.	52,981	24,372
		191,415
Industrials (1.5%):
Aboitiz Equity Ventures, Inc.	23,098	28,344
Alliance Global Group, Inc.	47,520	16,202
DMCI Holdings, Inc.	88,040	25,752
International Container Terminal Services, Inc.	15,878	23,658
JG Summit Holdings, Inc.	14,683	22,857
LT Group, Inc.	71,383	22,455
SM Investments Corp.	1,615	29,511
		168,779
Telecommunication Services (0.4%):
Globe Telecom, Inc.	439	17,251
Philippine Long Distance Telephone Co.	617	26,982
		44,233

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.5%):
Aboitiz Power Corp.	35,844	$31,744
Energy Development Corp.	199,600	26,225
		57,969
		531,619
Poland (1.6%):
Consumer Discretionary (0.2%):
Cyfrowy Polsat SA (b)	3,417	18,196
Energy (0.1%):
Polskie Gornictwo Naftowe i Gazownictwo SA	11,459	14,983
Financials (0.9%):
Bank Pekao SA	639	23,380
Bank Zachodni WBK SA	247	17,830
mBank SA (b)	212	16,961
Powszechna Kasa Oszczednosci Bank Polski SA (b)	2,916	20,290
Powszechny Zaklad Ubezpieczen na Zycie SA	2,600	22,470
		100,931
Materials (0.1%):
KGHM Polska Miedz SA	749	12,103
Telecommunication Services (0.2%):
Orange Polska SA	10,914	18,255
Utilities (0.1%):
Energa SA	4,300	13,868
		178,336
Qatar (2.2%):
Energy (0.3%):
Gulf International Services QSC	898	12,637
Qatar Fuel Co. QSC	599	24,186
		36,823
Financials (1.2%):
Barwa Real Estate Co.	1,456	15,931
Ezdan Holding Group QSC	3,168	13,781
Masraf Al Rayan QSC	1,959	20,177
Qatar Insurance Co. SAQ (b)	578	13,050
Qatar Islamic Bank SAQ	721	21,065
Qatar National Bank SAQ	551	26,430
The Commercial Bank QSC	1,934	24,300
		134,734
Industrials (0.2%):
Industries Qatar QSC	621	18,889
Telecommunication Services (0.2%):
Ooredoo QSC	1,127	23,174

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.3%):
Qatar Electricity & Water Co. QSC	450	$26,749
		240,369
Republic of Korea (South) (0.4%):
Information Technology (0.4%):
Samsung Electronics Co. Ltd.	26	27,737
SK Hynix, Inc.	594	15,348
		43,085
Russian Federation (0.8%):
Consumer Staples (0.1%):
Magnit PJSC	99	15,247
Energy (0.1%):
Tatneft PAO	3,040	13,270
Materials (0.3%):
MMC Norilsk Nickel PJSC	90	11,303
Novolipetsk Steel OJSC	16,010	13,762
Uralkali PJSC	4,740	11,518
		36,583
Telecommunication Services (0.1%):
Mobile TeleSystems PJSC	4,330	12,472
Utilities (0.2%):
RusHydro PJSC	1,770,000	16,504
		94,076
South Africa (6.2%):
Consumer Discretionary (1.1%):
Imperial Holdings Ltd.	1,562	12,119
Mr. Price Group Ltd.	1,237	16,013
Naspers Ltd.	141	19,291
Steinhoff International Holdings NV	5,028	25,549
The Foschini Group Ltd.	1,723	13,552
Truworths International Ltd.	2,831	16,705
Woolworths Holdings Ltd.	3,305	21,401
		124,630
Consumer Staples (1.2%):
AVI Ltd.	4,728	23,646
Pick n Pay Stores Ltd.	5,543	23,305
Pioneer Foods Group Ltd.	1,496	15,360
Shoprite Holdings Ltd.	1,980	18,366
The SPAR Group Ltd.	2,074	24,701
Tiger Brands Ltd.	1,138	23,332
		128,710
Energy (0.1%):
Sasol Ltd.	537	14,512

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (2.0%):
Barclays Africa Group Ltd.	1,987	$18,454
Capitec Bank Holdings Ltd.	575	20,015
Discovery Ltd.	2,322	19,934
FirstRand Ltd.	6,424	17,573
Investec Ltd.	3,413	24,133
Nedbank Group Ltd.	1,508	18,439
Rand Merchant Insurance Holdings Ltd.	7,915	19,805
Remgro Ltd.	1,409	22,325
RMB Holdings Ltd.	4,880	17,513
Sanlam Ltd.	4,994	19,554
Standard Bank Group Ltd.	2,415	17,719
		215,464
Health Care (0.7%):
Aspen Pharmacare Holdings Ltd.	998	19,944
Life Healthcare Group Holdings Ltd.	8,135	18,483
Mediclinic International Ltd.	2,708	20,850
Netcare Ltd.	8,405	18,426
		77,703
Industrials (0.2%):
The Bidvest Group Ltd.	1,251	26,578
Materials (0.3%):
Anglo American Platinum Ltd. (b)	622	7,498
Kumba Iron Ore Ltd.	1,710	4,559
Mondi Ltd.	1,080	21,393
		33,450
Telecommunication Services (0.6%):
MTN Group Ltd.	1,646	14,193
Telkom SA SOC Ltd.	3,904	16,235
Vodacom Group Ltd.	2,967	29,270
		59,698
		680,745
Taiwan (10.7%):
Consumer Discretionary (1.3%):
Cheng Shin Rubber Industry Co. Ltd.	21,152	34,193
Eclat Textile Co. Ltd.	1,000	13,744
Feng TAY Enterprise Co. Ltd.	2,000	10,173
Giant Manufacturing Co. Ltd.	3,000	19,891
Hotai Motor Co. Ltd.	1,824	20,981
Pou Chen Corp.	10,317	13,465
Yulon Nissan Motor Co. Ltd.	3,651	30,992
		143,439
Consumer Staples (0.5%):
President Chain Store Corp.	4,094	25,556
Uni-President Enterprises Corp.	14,941	24,910
		50,466
See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (3.1%):
Cathay Financial Holding Co. Ltd.	18,185	$25,481
Chang Hwa Commercial Bank Ltd.	77,240	36,791
China Development Financial Holding Corp.	77,000	19,209
CTBC Financial Holding Co. Ltd.	46,019	23,566
E.Sun Financial Holding Co. Ltd.	49,292	28,623
First Financial Holding Co. Ltd.	106,853	49,640
Fubon Financial Holding Co. Ltd.	13,000	17,686
Hua Nan Financial Holdings Co. Ltd.	90,919	42,093
Mega Financial Holding Co. Ltd.	41,773	26,937
Taiwan Cooperative Financial Holding Co. Ltd.	124,746	51,970
Yuanta Financial Holding Co. Ltd.	59,002	21,646
		343,642
Industrials (0.2%):
Far Eastern New Century Corp.	33,443	26,132
Information Technology (3.4%):
Advanced Semiconductor Engineering, Inc.	15,414	17,710
Advantech Co. Ltd.	3,098	19,843
Asustek Computer, Inc.	2,635	21,761
AU Optronics Corp.	46,000	13,564
Catcher Technology Co. Ltd.	1,170	9,755
Compal Electronics, Inc.	29,000	16,231
Delta Electronics, Inc.	3,837	18,051
Foxconn Technology Co. Ltd.	6,220	13,105
Hon Hai Precision Industry Co. Ltd.	11,363	27,814
Innolux Corp.	41,000	12,326
Inotera Memories, Inc. (b)	17,000	14,342
Largan Precision Co. Ltd.	208	14,235
Lite-On Technology Corp.	26,684	25,738
MediaTek, Inc.	1,819	13,760
Nanya Technology Corp.	9,000	12,448
Pegatron Corp.	6,962	15,145
Quanta Computer, Inc.	13,944	22,374
Siliconware Precision Industries Co. Ltd.	15,000	23,692
Taiwan Semiconductor Manufacturing Co. Ltd.	5,681	24,514
United Microelectronics Corp.	71,242	26,039
Zhen Ding Technology Holding Ltd.	6,000	13,683
		376,130
Materials (1.0%):
Asia Cement Corp.	38,969	32,432
China Steel Corp.	65,380	35,650
Nan Ya Plastics Corp.	13,000	24,021
Taiwan Cement Corp.	28,555	23,644
		115,747
Telecommunication Services (1.2%):
Chunghwa Telecom Co. Ltd.	22,828	68,782
Far EasTone Telecommunications Co. Ltd.	14,465	29,734

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Taiwan Mobile Co. Ltd.	10,491	$31,866
		130,382
		1,185,938
Thailand (5.4%):
Consumer Discretionary (0.4%):
Home Product Center Public Co. Ltd.	121,178	22,809
Minor International Public Co. Ltd.	26,825	25,576
		48,385
Consumer Staples (0.8%):
Big C Supercenter Public Co. Ltd.	4,409	24,652
Charoen Pokphand Foods Public Co. Ltd.	40,588	20,513
CP ALL Public Co. Ltd.	18,687	20,301
Thai Union Group Public Co. Ltd.	37,400	17,773
		83,239
Energy (0.2%):
Energy Absolute Public Co. Ltd.	29,800	18,549
Financials (1.2%):
Bangkok Bank Public Co. Ltd.	8,224	34,686
Bank of Ayudhya Public Co. Ltd.	13,100	10,788
Central Pattana Public Co. Ltd.	19,766	25,694
Kasikornbank Public Co. Ltd.	4,918	20,420
Krung Thai Bank Public Co. ltd.	48,535	22,393
Land & Houses Public Co. Ltd. (b)	10,540	1,641
The Siam Commercial Bank Public Co. Ltd.	6,832	22,546
		138,168
Health Care (0.4%):
Bangkok Dusit Medical Services Public Co. Ltd.	50,520	31,231
Bumrungrad Hospital Public Co. Ltd.	2,600	15,187
		46,418
Industrials (0.6%):
Airports of Thailand Public Co. Ltd.	2,748	26,284
BTS Group Holdings Public Co. Ltd.	137,601	34,739
		61,023
Information Technology (0.1%):
Delta Electronics Thailand Public Co. Ltd.	6,900	14,586
Materials (0.5%):
Siam City Cement Public Co. Ltd.	2,886	25,525
The Siam Cement Public Co. Ltd.	2,070	26,351
		51,876
Telecommunication Services (0.5%):
Advanced Info Service Public Co. Ltd.	4,993	21,017
Intouch Holdings Public Co. Ltd.	18,776	27,053
Total Access Communication Public Co. Ltd.	11,671	9,746
		57,816

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.7%):
Electricity Generating Public Co. Ltd.	8,400	$35,285
Glow Energy Public Co. Ltd.	6,777	13,846
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	24,100	31,726
		80,857
		600,917
Turkey (3.9%):
Consumer Discretionary (0.7%):
Arcelik AS	5,781	27,681
Ford Otomotiv Sanayi AS	2,147	22,276
Tofas Turk Otomobil Fabrikasi AS	3,623	23,526
		73,483
Consumer Staples (0.5%):
BIM Birlesik Magazalar AS	1,583	27,871
Ulker Biskuvi Sanayi AS	3,558	21,479
		49,350
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS (b)	935	22,306
Financials (1.1%):
Akbank TAS	9,109	20,892
Haci Omer Sabanci Holding AS	8,745	24,797
Turkiye Garanti Bankasi AS	7,975	19,433
Turkiye Halk Bankasi AS	5,327	18,938
Turkiye Is Bankasi	12,266	19,306
Yapi ve Kredi Bankasi AS	19,512	21,963
		125,329
Industrials (0.8%):
Enka Insaat ve Sanayi AS	16,777	25,990
KOC Holding AS	7,172	26,867
TAV Havalimanlari Holding AS	3,055	19,048
Turk Hava Yollari Anonium Ortakligi (b)	7,226	18,282
		90,187
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	18,533	19,290
Telecommunication Services (0.4%):
Turk Telekomunikasyon AS	12,454	23,298
Turkcell Iletisim Hizmetleri AS	6,742	22,859
		46,157
		426,102
United Arab Emirates (1.5%):
Financials (1.3%):
Abu Dhabi Commercial Bank PJSC	8,510	15,183
Aldar Properties PJSC	24,281	15,188
DAMAC Properties Dubai Co. PJSC	11,049	6,907
Dubai Islamic Bank PJSC	12,031	20,135

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Emaar Malls Group PJSC (b)	28,388	$21,247
Emaar Properties PJSC	9,926	15,263
First Gulf Bank PJSC	6,960	23,902
National Bank of Abu Dhabi PJSC	7,096	15,341
Union National Bank PJSC	13,773	17,511
		150,677
Industrials (0.2%):
DP World Ltd.	962	19,514
		170,191
Total Common Stocks (Cost $12,199,718)		10,241,012
Rights (0.0%) (e)
Taiwan (0.0%): (d)
Information Technology (0.0%): (d)
Nanya Technology Corp. Expires 01/11/16 @ $36.50 (b)	948	266
Total Rights (Cost $—)		266
Cash Equivalents (14.9%)
United States (14.9%):
Citibank Money Market Deposit Account, 0.02% (e)	1,640,043	1,640,043
Total Cash Equivalents (Cost $1,640,043)		1,640,043
Total Investments (Cost $13,839,761) — 107.7%		11,881,321
Segregated cash with broker — 1.1% (f)		121,794
Liabilities in excess of other assets — (8.8)%		(970,895)
NET ASSETS — 100.00%		$11,032,220

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2015.

(b)  Non-income producing security.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2015, illiquid securities were 0.28% of the Fund's net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

(f)  Segregated cash with broker represents collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini MSCI Index Futures	17	3/21/16	$669,375	$(2,162)

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Consumer Discretionary (15.9%):
Advance Auto Parts, Inc.	1,962	$295,301
AMC Networks, Inc., Class A (a)	4,363	325,829
Aramark	14,670	473,108
AutoNation, Inc. (a)	6,675	398,231
AutoZone, Inc. (a)	688	510,433
Bed Bath & Beyond, Inc. (a)	6,192	298,764
Best Buy Co., Inc.	6,375	194,119
BorgWarner, Inc.	7,715	333,519
Cablevision Systems Corp.	8,139	259,634
CarMax, Inc. (a)	5,888	317,775
Carter's, Inc.	4,135	368,139
CBS Corp., Class B	8,426	397,117
Chipotle Mexican Grill, Inc. (a)	484	232,247
Coach, Inc.	10,507	343,894
Comcast Corp., Class A	7,183	405,337
Dick's Sporting Goods, Inc.	6,305	222,882
Discovery Communications, Inc., Class A (a)	9,968	265,946
DISH Network Corp. (a)	6,108	349,255
Dollar General Corp.	6,197	445,379
Domino's Pizza, Inc.	3,149	350,326
DR Horton, Inc.	9,183	294,131
Dunkin' Brands Group, Inc.	8,093	344,681
Expedia, Inc.	1,955	243,007
Foot Locker, Inc.	5,701	371,078
Ford Motor Co.	30,370	427,914
GameStop Corp., Class A	6,158	172,670
General Motors Co.	12,022	408,868
Gentex Corp.	24,471	391,781
Genuine Parts Co.	5,513	473,511
Hanesbrands, Inc.	10,400	306,072
Harley-Davidson, Inc.	5,691	258,314
Harman International Industries, Inc.	1,965	185,123
Hasbro, Inc.	4,260	286,954
Hilton Worldwide Holdings, Inc.	14,631	313,103
Hyatt Hotels Corp., Class A (a)	7,671	360,690
Johnson Controls, Inc.	8,948	353,357
Kohl's Corp.	5,553	264,489
L Brands, Inc.	4,230	405,319
Las Vegas Sands Corp.	5,462	239,454
Lear Corp.	3,369	413,814
Lennar Corp., Class A	5,821	284,705
Lions Gate Entertainment Corp.	7,786	252,189
LKQ Corp. (a)	11,339	335,975
Lowe's Cos., Inc.	6,101	463,920
Macy's, Inc.	5,833	204,038
Marriott International, Inc., Class A	4,924	330,105
McDonald's Corp.	4,783	565,064
Mohawk Industries, Inc. (a)	1,893	358,515

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
MSG Networks, Inc., Class A (a)	21,543	$448,094
Netflix, Inc. (a)	1,731	197,992
Newell Rubbermaid, Inc.	10,686	471,039
NIKE, Inc., Class B	7,976	498,501
Nordstrom, Inc.	5,806	289,197
NVR, Inc. (a)	314	515,902
Omnicom Group, Inc.	7,706	583,036
O'Reilly Automotive, Inc. (a)	1,628	412,568
Panera Bread Co., Class A (a)	1,745	339,891
Penske Automotive Group, Inc.	6,021	254,929
Polaris Industries, Inc.	2,559	219,946
PulteGroup, Inc.	13,631	242,904
PVH Corp.	2,711	199,665
Ralph Lauren Corp.	2,453	273,460
Ross Stores, Inc.	7,139	384,150
Royal Caribbean Cruises Ltd.	3,070	310,715
Scripps Networks Interactive, Inc., Class A	7,182	396,518
Service Corp. International	15,507	403,492
Sirius XM Holdings, Inc. (a)	116,752	475,181
Skechers U.S.A., Inc. (a)	4,784	144,525
Starbucks Corp.	6,817	409,225
Starwood Hotels & Resorts Worldwide, Inc.	4,498	311,621
TEGNA, Inc.	12,490	318,745
The Gap, Inc.	12,916	319,025
The Goodyear Tire & Rubber Co.	10,267	335,423
The Home Depot, Inc.	3,680	486,680
The Priceline Group, Inc. (a)	258	328,936
The TJX Cos., Inc.	5,850	414,824
The Walt Disney Co.	3,604	378,708
Tiffany & Co.	3,177	242,373
Time Warner Cable, Inc.	1,884	349,652
Time Warner, Inc.	5,336	345,079
Toll Brothers, Inc. (a)	9,055	301,532
Tractor Supply Co.	4,202	359,271
TripAdvisor, Inc. (a)	2,940	250,635
Twenty-First Century Fox, Inc.	13,235	359,463
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,661	492,285
Under Armour, Inc. (a)	3,199	257,871
VF Corp.	6,041	376,052
Whirlpool Corp.	1,939	284,781
Williams-Sonoma, Inc.	5,062	295,671
Wyndham Worldwide Corp.	5,090	369,789
		30,745,422
Consumer Staples (9.2%):
Altria Group, Inc.	8,798	512,131
Archer-Daniels-Midland Co.	9,461	347,029
Brown-Forman Corp., Class B	5,468	542,863
Campbell Soup Co.	11,116	584,146
Church & Dwight Co., Inc.	6,871	583,210
Coca-Cola Enterprises, Inc.	6,789	334,290

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	7,907	$526,764
Constellation Brands, Inc., Class A	3,486	496,546
Costco Wholesale Corp.	3,357	542,155
CVS Health Corp.	5,273	515,541
Dr Pepper Snapple Group, Inc.	6,598	614,934
Flowers Foods, Inc.	15,207	326,798
General Mills, Inc.	10,436	601,740
Herbalife Ltd. (a)	2,641	141,610
Hormel Foods Corp.	7,328	579,498
Ingredion, Inc.	5,053	484,280
Keurig Green Mountain, Inc.	2,702	243,126
McCormick & Co., Inc.	6,848	585,915
Mead Johnson Nutrition Co.	6,146	485,227
Mondelez International, Inc.	10,415	467,009
Monster Beverage Corp. (a)	1,984	295,537
PepsiCo, Inc.	6,023	601,818
Philip Morris International, Inc.	5,650	496,692
Pilgrim's Pride Corp.	8,090	178,708
Pinnacle Foods, Inc.	10,188	432,582
Reynolds American, Inc.	9,553	440,871
Rite Aid Corp. (a)	31,677	248,348
Spectrum Brands Holdings, Inc.	4,742	482,736
Sysco Corp.	11,606	475,846
The Clorox Co.	5,285	670,297
The Coca-Cola Co.	16,278	699,303
The Estee Lauder Cos., Inc., Class A	5,017	441,797
The Hain Celestial Group, Inc. (a)	6,089	245,935
The Kroger Co.	12,461	521,244
The Procter & Gamble Co.	7,888	626,386
Tyson Foods, Inc., Class A	7,773	414,534
Wal-Mart Stores, Inc.	7,246	444,180
WhiteWave Foods Co., Class A (a)	7,075	275,288
Whole Foods Market, Inc.	9,742	326,357
		17,833,271
Energy (2.2%):
Cameron International Corp. (a)	2,383	150,606
Cheniere Energy Partners LP Holdings LLC	17,532	305,057
Chevron Corp.	4,484	403,380
Exxon Mobil Corp.	5,641	439,715
FMC Technologies, Inc. (a)	6,934	201,155
Helmerich & Payne, Inc.	4,104	219,769
Kinder Morgan, Inc.	13,891	207,254
Marathon Petroleum Corp.	5,229	271,071
National Oilwell Varco, Inc.	6,553	219,460
ONEOK, Inc.	6,485	159,920
Phillips 66	3,591	293,744
Plains GP Holdings LP, Class A	10,042	94,897
Schlumberger Ltd.	4,625	322,594
Spectra Energy Corp.	12,970	310,502
Tesoro Corp.	2,452	258,367

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
The Williams Cos., Inc.	4,628	$118,940
Valero Energy Corp.	4,381	309,781
		4,286,212
Financials (17.6%):
Affiliated Managers Group, Inc. (a)	2,370	378,631
Aflac, Inc.	8,344	499,806
Alleghany Corp. (a)	1,084	518,076
American Express Co.	5,171	359,643
American Financial Group, Inc.	8,635	622,412
American International Group, Inc.	7,441	461,119
Ameriprise Financial, Inc.	3,543	377,046
AmTrust Financial Services, Inc.	5,731	352,915
Arthur J. Gallagher & Co.	13,801	565,014
Assurant, Inc.	5,735	461,897
BB&T Corp.	11,433	432,282
Berkshire Hathaway, Inc., Class B (a)	4,528	597,876
BlackRock, Inc.	1,461	497,500
Brown & Brown, Inc.	17,334	556,421
Capital One Financial Corp.	4,436	320,190
CBOE Holdings, Inc.	7,272	471,953
CBRE Group, Inc., Class A (a)	11,368	393,105
Cincinnati Financial Corp.	9,137	540,636
CIT Group, Inc.	10,840	430,348
Citigroup, Inc.	7,269	376,171
Citizens Financial Group, Inc.	15,840	414,850
CME Group, Inc.	4,768	431,981
CNA Financial Corp.	13,253	465,843
Comerica, Inc.	7,328	306,530
Discover Financial Services	7,745	415,287
E*TRADE Financial Corp. (a)	10,262	304,166
East West Bancorp, Inc.	8,960	372,378
FactSet Research Systems, Inc.	3,068	498,765
Fifth Third Bancorp	18,797	377,820
First Republic Bank	6,427	424,568
Franklin Resources, Inc.	10,961	403,584
Huntington Bancshares, Inc.	36,785	406,842
Intercontinental Exchange, Inc.	1,783	456,912
Invesco Ltd.	11,961	400,454
Jones Lang LaSalle, Inc.	2,195	350,893
JPMorgan Chase & Co.	6,466	426,950
KeyCorp	24,869	328,022
Legg Mason, Inc.	9,606	376,843
Lincoln National Corp.	6,585	330,962
Loews Corp.	14,231	546,470
M&T Bank Corp.	6,465	783,428
Markel Corp. (a)	588	519,410
Marsh & McLennan Cos., Inc.	10,012	555,165
MetLife, Inc.	7,656	369,096
Moody's Corp.	4,311	432,566
MSCI, Inc.	6,994	504,477

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
NASDAQ, Inc.	8,783	$510,907
Navient Corp.	22,541	258,094
New York Community Bancorp, Inc.	27,704	452,129
Northern Trust Corp.	5,391	388,637
People's United Financial, Inc.	32,249	520,821
Principal Financial Group, Inc.	7,638	343,557
Raymond James Financial, Inc.	7,474	433,268
Regions Financial Corp.	34,614	332,294
Reinsurance Group of America, Inc.	5,237	448,025
Santander Consumer USA Holdings, Inc. (a)	13,976	221,520
SEI Investments Co.	8,043	421,453
Signature Bank (a)	2,766	424,221
StanCorp Financial Group, Inc.	1,459	166,151
State Street Corp.	5,073	336,644
SunTrust Banks, Inc.	9,338	400,040
SVB Financial Group (a)	2,149	255,516
Synchrony Financial (a)	13,161	400,226
T. Rowe Price Group, Inc.	7,026	502,289
TD Ameritrade Holding Corp.	11,138	386,600
TFS Financial Corp.	34,761	654,550
The Allstate Corp.	6,995	434,320
The Bank of New York Mellon Corp.	9,757	402,184
The Charles Schwab Corp.	10,615	349,552
The Chubb Corp.	2,249	298,307
The Goldman Sachs Group, Inc.	2,286	412,006
The PNC Financial Services Group, Inc.	4,856	462,825
The Progressive Corp.	16,795	534,081
The Travelers Cos., Inc.	4,943	557,867
Torchmark Corp.	8,809	503,522
U.S. Bancorp	10,968	468,005
Voya Financial, Inc.	10,019	369,801
W.R. Berkley Corp.	8,442	462,200
Wells Fargo & Co.	8,642	469,779
		33,998,694
Health Care (10.8%):
Abbott Laboratories	9,687	435,043
Acadia Healthcare Co., Inc. (a)	3,829	239,159
Aetna, Inc.	2,881	311,494
Agilent Technologies, Inc.	11,207	468,565
Alexion Pharmaceuticals, Inc. (a)	1,422	271,247
Align Technology, Inc. (a)	5,389	354,866
Amgen, Inc.	2,070	336,022
Anthem, Inc.	2,605	363,241
Baxter International, Inc.	12,721	485,306
Becton, Dickinson & Co.	3,800	585,541
Biogen, Inc. (a)	608	186,261
Cardinal Health, Inc.	5,330	475,809
Celgene Corp. (a)	2,266	271,376
Centene Corp. (a)	4,444	292,460
Cerner Corp. (a)	6,107	367,458

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Cigna Corp.	2,217	$324,414
Community Health Systems, Inc. (a)	4,975	131,987
DENTSPLY International, Inc.	8,555	520,572
Edwards Lifesciences Corp. (a)	4,633	365,914
Eli Lilly & Co.	4,564	384,563
Express Scripts Holding Co. (a)	4,702	411,002
Gilead Sciences, Inc.	2,845	287,886
HCA Holdings, Inc. (a)	3,878	262,269
Henry Schein, Inc. (a)	3,635	575,020
Hologic, Inc. (a)	9,214	356,490
Humana, Inc.	1,326	236,704
IDEXX Laboratories, Inc. (a)	3,205	233,709
Illumina, Inc. (a)	1,494	286,766
Intuitive Surgical, Inc. (a)	734	400,881
Johnson & Johnson	5,509	565,884
Laboratory Corp. of America Holdings (a)	4,078	504,203
McKesson Corp.	2,213	436,470
MEDNAX, Inc. (a)	6,065	434,618
Merck & Co., Inc.	7,659	404,548
Mettler-Toledo International, Inc. (a)	1,437	487,330
Mylan NV (a)	4,295	232,231
Patterson Cos., Inc.	10,127	457,842
PerkinElmer, Inc.	10,061	538,967
Pfizer, Inc.	15,431	498,113
Quest Diagnostics, Inc.	5,637	401,016
Quintiles Transnational Holdings, Inc. (a)	5,919	406,399
Regeneron Pharmaceuticals, Inc. (a)	533	289,350
ResMed, Inc.	5,162	277,148
Sirona Dental Systems, Inc. (a)	5,150	564,286
St. Jude Medical, Inc.	5,538	342,082
Stryker Corp.	4,748	441,279
Team Health Holdings, Inc. (a)	3,881	170,337
Teleflex, Inc.	3,924	515,810
The Cooper Cos., Inc.	2,788	374,150
Thermo Fisher Scientific, Inc.	3,464	491,368
UnitedHealth Group, Inc.	3,068	360,920
Universal Health Services, Inc., Class B	2,430	290,361
Varian Medical Systems, Inc. (a)	4,838	390,910
VCA, Inc. (a)	6,134	337,370
Waters Corp. (a)	3,590	483,142
		20,918,159
Industrials (17.2%):
3M Co.	3,563	536,730
A.O. Smith Corp.	5,019	384,506
Acuity Brands, Inc.	1,973	461,287
Alaska Air Group, Inc.	3,512	282,751
Allison Transmission Holdings, Inc.	16,405	424,725
AMERCO, Inc.	1,108	431,566
American Airlines Group, Inc.	5,290	224,032
AMETEK, Inc.	8,162	437,402

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	4,966	$307,991
Carlisle Cos., Inc.	4,131	366,378
Caterpillar, Inc.	4,994	339,392
Cintas Corp.	5,989	545,298
Colfax Corp. (a)	8,976	209,590
Copart, Inc. (a)	15,532	590,371
CSX Corp.	12,239	317,602
Cummins, Inc.	3,510	308,915
Danaher Corp.	5,961	553,659
Deere & Co.	5,173	394,545
Dover Corp.	5,887	360,932
Eaton Corp. PLC	6,755	351,530
Emerson Electric Co.	9,235	441,710
Equifax, Inc.	4,328	482,010
Expeditors International of Washington, Inc.	8,965	404,322
Fastenal Co.	9,777	399,097
Flowserve Corp.	7,990	336,219
Fluor Corp.	7,077	334,176
General Dynamics Corp.	3,269	449,030
Hexcel Corp.	8,392	389,808
Honeywell International, Inc.	4,732	490,093
Hubbell, Inc. (a)	5,544	560,166
Huntington Ingalls Industries, Inc.	2,688	340,973
IDEX Corp.	7,347	562,855
IHS, Inc., Class A (a)	3,145	372,462
Illinois Tool Works, Inc.	5,783	535,968
Ingersoll-Rand PLC	7,904	437,012
J.B. Hunt Transport Services, Inc.	5,894	432,384
Jacobs Engineering Group, Inc. (a)	8,106	340,046
JetBlue Airways Corp. (a)	9,566	216,670
Kansas City Southern	3,375	252,011
KAR Auction Services, Inc.	14,119	522,827
L-3 Communications Holdings, Inc.	4,116	491,903
Lennox International, Inc.	3,941	492,231
Lincoln Electric Holdings, Inc.	6,582	341,540
Lockheed Martin Corp.	2,591	562,636
Manpowergroup, Inc.	3,413	287,682
Masco Corp.	11,891	336,515
Nielsen Holdings PLC	8,717	406,212
Norfolk Southern Corp.	5,005	423,373
Northrop Grumman Corp.	2,652	500,724
Old Dominion Freight Line, Inc. (a)	6,019	355,542
Owens Corning	6,493	305,366
PACCAR, Inc.	6,715	318,291
Parker-Hannifin Corp.	3,828	371,239
Precision Castparts Corp.	1,162	269,596
Quanta Services, Inc. (a)	10,490	212,423
Raytheon Co.	4,083	508,456
Republic Services, Inc., Class A	13,164	579,084
Robert Half International, Inc.	7,436	350,533

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	3,612	$370,627
Rockwell Collins, Inc.	6,114	564,322
Rollins, Inc.	14,493	375,369
Roper Technologies, Inc.	2,898	550,011
Ryder System, Inc.	4,549	258,520
Snap-on, Inc.	2,945	504,861
Southwest Airlines Co.	6,831	294,142
Stanley Black & Decker, Inc.	4,648	496,081
Stericycle, Inc. (a)	3,788	456,833
Textron, Inc.	8,937	375,443
The ADT Corp.	10,525	347,115
The Boeing Co.	2,998	433,481
The Middleby Corp. (a)	3,170	341,948
Towers Watson & Co.	3,333	428,157
Union Pacific Corp.	4,098	320,464
United Continental Holdings, Inc. (a)	3,902	223,585
United Parcel Service, Inc.	4,319	415,617
United Rentals, Inc. (a)	3,073	222,915
United Technologies Corp.	4,831	464,114
Verisk Analytics, Inc., Class A (a)	5,549	426,607
W.W. Grainger, Inc.	2,139	433,341
WABCO Holdings, Inc. (a)	2,942	300,849
Wabtec Corp.	3,991	283,840
Waste Connections, Inc.	10,546	593,950
Xylem, Inc.	13,627	497,386
		33,221,965
Information Technology (13.7%):
Adobe Systems, Inc. (a)	4,995	469,229
Akamai Technologies, Inc. (a)	5,017	264,045
Alliance Data Systems Corp. (a)	1,536	424,812
Alphabet, Inc., Class A (a)	437	339,990
Amdocs Ltd.	9,668	527,583
Amphenol Corp., Class A	8,006	418,154
Analog Devices, Inc.	5,051	279,421
ANSYS, Inc. (a)	4,845	448,163
Apple, Inc.	2,896	304,833
Applied Materials, Inc.	19,725	368,266
Arista Networks, Inc. (a)	3,279	255,237
Arrow Electronics, Inc. (a)	5,724	310,126
Automatic Data Processing, Inc.	5,703	483,158
Avnet, Inc.	8,466	362,683
Broadridge Financial Solutions, Inc.	8,074	433,816
Brocade Communications Systems, Inc.	26,620	244,372
CA, Inc.	14,951	427,001
Cadence Design Systems, Inc. (a)	16,749	348,547
CDW Corp. of Delaware	9,743	409,596
Cisco Systems, Inc.	14,222	386,198
Citrix Systems, Inc. (a)	4,585	346,855
Cognizant Technology Solutions Corp., Class A (a)	5,338	320,387
CommScope Holding Co., Inc. (a)	7,270	188,220

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Corning, Inc.	21,986	$401,904
eBay, Inc. (a)	14,452	397,141
Electronic Arts, Inc. (a)	4,357	299,413
EMC Corp.	13,928	357,671
F5 Networks, Inc. (a)	2,753	266,931
Facebook, Inc., Class A (a)	3,709	388,184
Fidelity National Information Services, Inc.	5,656	342,754
Fiserv, Inc. (a)	5,299	484,647
FleetCor Technologies, Inc. (a)	2,643	377,764
Flextronics International Ltd. (a)	31,103	348,665
Gartner, Inc. (a)	5,094	462,026
Genpact Ltd. (a)	17,966	448,791
Global Payments, Inc.	6,684	431,185
HP, Inc.	23,803	281,828
Intel Corp.	18,085	623,029
International Business Machines Corp.	2,873	395,382
IPG Photonics Corp. (a)	3,165	282,191
Jack Henry & Associates, Inc.	7,575	591,304
KLA-Tencor Corp.	6,524	452,440
Lam Research Corp.	4,377	347,621
Linear Technology Corp.	9,173	389,577
MasterCard, Inc., Class A	4,645	452,237
Microchip Technology, Inc.	8,186	380,976
Micron Technology, Inc. (a)	10,305	145,919
Motorola Solutions, Inc.	5,968	408,510
NVIDIA Corp.	11,550	380,688
Oracle Corp.	11,517	420,716
Paychex, Inc.	11,052	584,540
QUALCOMM, Inc.	6,183	309,057
Red Hat, Inc. (a)	4,933	408,502
SanDisk Corp.	3,259	247,651
Seagate Technology PLC	5,797	212,518
Skyworks Solutions, Inc.	2,654	203,907
SS&C Technologies Holdings, Inc.	4,527	309,058
Symantec Corp.	16,311	342,531
Synopsys, Inc. (a)	9,948	453,728
Texas Instruments, Inc.	7,236	396,605
The Ultimate Software Group, Inc. (a)	1,943	379,876
The Western Union Co.	18,817	337,012
Total System Services, Inc.	8,513	423,947
Trimble Navigation Ltd. (a)	14,586	312,870
Tyler Technologies, Inc. (a)	2,481	432,488
VeriSign, Inc. (a)	6,357	555,348
Visa, Inc., Class A	5,712	442,966
VMware, Inc., Class A (a)	4,119	233,012
Western Digital Corp.	3,549	213,117
Xerox Corp.	31,032	329,870
Xilinx, Inc.	8,428	395,863
		26,444,652

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Materials (5.4%):
Air Products & Chemicals, Inc.	2,851	$370,944
Airgas, Inc.	4,776	660,616
Alcoa, Inc.	26,277	259,354
Ashland, Inc.	4,017	412,546
Avery Dennison Corp.	6,991	438,056
Ball Corp.	5,530	402,197
CF Industries Holdings, Inc.	4,826	196,949
Crown Holdings, Inc. (a)	7,413	375,839
E.I. du Pont de Nemours & Co.	7,537	501,964
Eastman Chemical Co.	4,727	319,120
Ecolab, Inc.	4,094	468,272
International Flavors & Fragrances, Inc.	3,746	448,171
International Paper Co.	9,044	340,959
LyondellBasell Industries NV, Class A	3,226	280,339
Martin Marietta Materials, Inc.	1,607	219,484
NewMarket Corp.	1,008	383,776
Newmont Mining Corp.	12,729	228,995
Nucor Corp.	7,663	308,819
Packaging Corp. of America	4,676	294,822
PPG Industries, Inc.	4,482	442,911
Praxair, Inc.	5,224	534,938
Sealed Air Corp.	6,515	290,569
The Dow Chemical Co.	7,808	401,956
The Mosaic Co.	10,211	281,721
The Sherwin-Williams Co.	1,617	419,773
The Valspar Corp.	6,250	518,438
W.R. Grace & Co. (a)	3,775	375,952
Westlake Chemical Corp.	4,925	267,526
		10,445,006
Telecommunication Services (0.2%):
CenturyLink, Inc.	12,935	325,445
Utilities (7.2%):
AES Corp.	28,498	272,726
Alliant Energy Corp.	7,885	492,418
Ameren Corp.	10,938	472,850
American Electric Power Co., Inc.	8,061	469,714
American Water Works Co., Inc.	9,478	566,311
Aqua America, Inc.	17,535	522,543
Atmos Energy Corp.	8,034	506,463
CenterPoint Energy, Inc.	21,514	394,997
CMS Energy Corp.	12,180	439,454
Consolidated Edison, Inc.	7,371	473,734
Dominion Resources, Inc.	6,919	468,001
DTE Energy Co.	5,598	448,904
Duke Energy Corp.	6,410	457,610
Edison International	6,979	413,227
Entergy Corp.	6,647	454,389
Eversource Energy	9,193	469,487

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Exelon Corp.	11,597	$322,049
ITC Holdings Corp.	12,251	480,852
NextEra Energy, Inc.	4,656	483,712
OGE Energy Corp.	15,374	404,182
Pepco Holdings, Inc.	14,347	373,165
PG&E Corp.	8,715	463,551
Pinnacle West Capital Corp.	7,581	488,823
Public Service Enterprise Group, Inc.	9,690	374,906
SCANA Corp.	7,953	481,077
Sempra Energy	4,748	446,359
TECO Energy, Inc.	12,263	326,809
The Southern Co.	11,090	518,900
WEC Energy Group, Inc.	8,447	433,416
Westar Energy, Inc.	12,016	509,599
Xcel Energy, Inc.	13,310	477,962
		13,908,190
Total Common Stocks (Cost $180,397,050)		192,127,016
Cash Equivalents (0.8%)
Citibank Money Market Deposit Account, 0.02% (b)	1,453,405	1,453,405
Total Cash Equivalents (Cost $1,453,405)		1,453,405
Total Investments (Cost $181,850,455) — 99.9%		193,580,421
Segregated cash with broker — 0.1% (c)		202,913
Liabilities in excess of other assets — (0.0)% (d)		(72,161)
NET ASSETS — 100.00%		$193,711,173

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

(c)  Segregated cash with broker represents collateral for futures contracts.

(d)  Less than 0.05% of net assets.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	16	3/21/16	$1,628,320	$(5,530)

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.7%)
Australia (4.5%):
Consumer Staples (0.5%):
Wesfarmers Ltd.	3,581	$107,931
Woolworths Ltd.	3,702	65,665
		173,596
Energy (0.3%):
Oil Search Ltd.	8,742	42,539
Woodside Petroleum Ltd.	2,981	62,089
		104,628
Financials (2.0%):
AMP Ltd.	17,051	71,825
Australia & New Zealand Banking Group Ltd.	3,862	77,913
Commonwealth Bank of Australia	1,579	97,594
Insurance Australia Group Ltd.	19,804	79,512
Macquarie Group Ltd.	1,298	77,629
National Australia Bank Ltd.	3,907	85,235
QBE Insurance Group Ltd.	6,864	62,412
Suncorp Group Ltd.	10,194	89,479
Westpac Banking Corp.	3,462	83,895
		725,494
Health Care (0.5%):
CSL Ltd.	1,216	92,682
Ramsay Health Care Ltd.	1,726	84,848
		177,530
Industrials (0.5%):
Aurizon Holdings Ltd.	20,912	66,369
Brambles Ltd.	11,785	98,672
		165,041
Materials (0.4%):
Amcor Ltd.	8,005	77,749
Newcrest Mining Ltd. (b)	5,321	50,335
		128,084
Telecommunication Services (0.3%):
Telstra Corp. Ltd.	26,061	105,875
		1,580,248
Austria (0.1%):
Materials (0.1%):
Voestalpine AG	1,395	42,665
Belgium (2.1%):
Consumer Discretionary (0.2%):
Telenet Group Holding NV (b)	1,389	75,057

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (0.5%):
Anheuser-Busch InBev NV	614	$76,400
Colruyt SA	1,935	99,530
		175,930
Financials (0.8%):
Ageas	2,393	111,053
Groupe Bruxelles Lambert SA	1,252	107,116
KBC Groep NV	1,034	64,643
		282,812
Health Care (0.2%):
UCB SA	838	75,630
Materials (0.2%):
Solvay SA	627	66,910
Telecommunication Services (0.2%):
Proximus SADP	2,081	67,709
		744,048
Bermuda (0.4%):
Financials (0.2%):
Hongkong Land Holdings Ltd.	10,200	71,224
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	1,600	77,484
		148,708
Canada (9.2%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd.	893	76,268
Dollarama, Inc.	1,457	84,187
Gildan Activewear, Inc.	2,466	70,121
Magna International, Inc.	1,307	53,017
Shaw Communications, Inc., Class B	6,093	104,816
		388,409
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	1,315	57,894
Empire Co. Ltd.	4,201	78,159
George Weston Ltd.	1,139	88,041
Loblaw Cos. Ltd.	1,976	93,323
Metro, Inc.	3,510	98,285
Saputo, Inc.	3,610	86,369
		502,071
Energy (0.7%):
Imperial Oil Ltd.	2,020	65,820
Inter Pipeline Ltd.	2,961	47,534
Pembina Pipeline Corp.	2,355	51,321
TransCanada Corp.	2,545	83,129
		247,804

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (3.5%):
Bank of Montreal	1,987	$112,140
Brookfield Asset Management, Inc.	2,667	84,145
Canadian Imperial Bank of Commerce	1,408	92,805
Great-West Lifeco, Inc.	4,015	100,208
Intact Financial Corp.	1,610	103,198
Manulife Financial Corp.	5,380	80,651
National Bank of Canada	2,616	76,220
Power Corp. of Canada	4,134	86,475
Power Financial Corp.	3,938	90,544
Royal Bank of Canada	2,024	108,478
Sun Life Financial, Inc.	2,412	75,228
The Bank of Nova Scotia	2,327	94,140
The Toronto-Dominion Bank	2,752	107,892
		1,212,124
Industrials (0.4%):
Canadian National Railway Co.	1,541	86,156
Canadian Pacific Railway Ltd.	462	59,016
		145,172
Information Technology (0.4%):
CGI Group, Inc. (b)	1,879	75,241
Constellation Software, Inc.	144	60,044
		135,285
Materials (0.5%):
Agrium, Inc.	689	61,589
Franco-Nevada Corp.	1,089	49,826
Potash Corp. of Saskatchewan, Inc.	3,268	55,982
		167,397
Telecommunication Services (0.8%):
BCE, Inc.	2,646	102,244
Rogers Communications, Inc.	2,892	99,752
TELUS Corp.	3,275	90,569
		292,565
Utilities (0.4%):
Canadian Utilities Ltd., Class A	2,909	67,159
Fortis, Inc.	3,072	83,067
		150,226
		3,241,053
Denmark (1.7%):
Consumer Discretionary (0.1%):
Pandora A/S	417	52,586
Health Care (0.4%):
Coloplast A/S	968	78,167
Novo Nordisk A/S, Class B	1,089	63,062
		141,229
See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.8%):
A.P. Moeller-Maersk A/S, Class B	36	$46,963
DSV A/S	2,199	86,576
ISS A/S	2,055	74,089
Vestas Wind Systems A/S	868	60,631
		268,259
Materials (0.4%):
Christian Hansen Holding A/S	1,372	85,834
Novozymes A/S, B Shares	1,366	65,414
		151,248
		613,322
Finland (1.1%):
Financials (0.2%):
Sampo Oyj, Class A	1,627	82,611
Industrials (0.4%):
Kone Oyj, Class B	1,513	64,053
Wartsila Oyj ABP	1,667	76,102
		140,155
Information Technology (0.1%):
Nokia Oyj	7,475	52,875
Materials (0.2%):
UPM-Kymmene Oyj	3,331	61,833
Utilities (0.2%):
Fortum Oyj	3,953	59,549
		397,023
France (9.1%):
Consumer Discretionary (2.5%):
Accor SA	1,303	56,425
Christian Dior SE	348	59,104
Compagnie Generale DES Etablissements Michelin	721	68,617
Eutelsat Communications SA	2,797	83,732
Hermes International	180	60,836
JCDecaux SA	2,059	78,921
Kering	387	66,158
LVMH Moet Hennessy Louis Vuitton SA	329	51,669
Publicis Groupe SA	1,037	68,946
Renault SA	549	54,945
Sodexo SA	1,113	108,722
Valeo SA	389	59,966
Vivendi Universal SA	3,232	69,405
		887,446
Consumer Staples (1.0%):
Carrefour SA	2,149	62,011
Casino Guichard Perrachon SA	1,147	52,687
Danone SA	1,371	92,631

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
L'Oreal SA	420	$70,636
Pernod Ricard SA	668	76,171
		354,136
Financials (1.0%):
AXA SA	2,463	67,289
BNP Paribas SA	930	52,610
CNP Assurances	5,200	70,135
Credit Agricole SA	4,032	47,507
Natixis SA	9,127	51,625
Societe Generale SA	1,167	53,771
		342,937
Health Care (0.4%):
Essilor International SA	529	65,924
Sanofi	658	56,068
		121,992
Industrials (2.4%):
Aeroports de Paris	733	85,287
Airbus Group SE	852	57,406
Bollore SA	10,997	51,235
Bureau Veritas SA	3,545	70,647
Compagnie de Saint-Gobain	1,336	57,888
Eiffage SA	880	56,865
Groupe Eurotunnel SE	5,820	72,397
Legrand SA	1,203	68,039
Schneider Electric SA	1,073	60,942
Societe BIC SA	436	71,736
Thales SA	1,052	78,731
Vinci SA	1,055	67,611
Zodiac Aerospace	1,883	44,829
		843,613
Information Technology (0.8%):
Atos SE	900	75,547
Cap Gemini SA	698	64,756
Dassault Systemes SA	1,019	81,438
Ingenico Group	469	59,190
		280,931
Materials (0.2%):
Air Liquide SA	597	67,014
Telecommunication Services (0.3%):
Iliad SA	252	60,063
Orange SA	3,356	56,124
		116,187
Utilities (0.5%):
Electricite de France SA	3,618	53,277
Suez Environnement Co.	2,823	52,792

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Veolia Environnement SA	2,980	$70,693
		176,762
		3,191,018
Germany (5.9%):
Consumer Discretionary (1.4%):
Bayerische Motoren Werke AG	597	62,886
Continental AG	250	60,469
Daimler AG, Registered Shares	733	61,237
Hugo Boss AG	612	50,489
Kabel Deutschland Holding AG	732	90,437
ProSiebenSat.1 Media SE	1,249	63,005
Volkswagen AG	300	46,094
Zalando SE (b)	1,332	52,599
		487,216
Consumer Staples (0.2%):
Beiersdorf AG	933	84,790
Financials (1.4%):
Allianz SE	480	84,602
Deutsche Boerse AG	821	72,157
Hannover Rueck SE	754	86,087
Muenchener Rueckversicherungs-Gesellschaft AG	516	102,793
Talanx AG	2,619	80,535
Vonovia SE	1,773	54,766
		480,940
Health Care (0.8%):
Bayer AG	436	54,445
Fresenius Medical Care AG & Co. KGaA	894	75,117
Fresenius SE & Co. KGaA	911	64,884
Merck KGaA	715	69,217
		263,663
Industrials (0.6%):
Brenntag AG	1,283	66,845
Deutsche Post AG	2,613	73,044
Siemens AG	794	76,806
		216,695
Information Technology (0.7%):
Infineon Technologies AG	5,457	79,545
SAP SE	1,160	92,037
United Internet AG	1,177	64,702
		236,284
Materials (0.8%):
BASF SE	814	62,000
Evonik Industries AG	1,889	62,474
K+S AG	961	24,494

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Linde AG	448	$64,708
Symrise AG	1,156	76,515
		290,191
		2,059,779
Hong Kong (5.2%):
Consumer Discretionary (0.5%):
Chow Tai Fook Jewellery Group Ltd.	60,000	38,671
Galaxy Entertainment Group Ltd.	12,000	37,601
Michael Kors Holdings Ltd. (b)	857	34,331
Techtronic Industries Co. Ltd.	15,000	60,726
		171,329
Consumer Staples (0.1%):
WH Group Ltd. (b)	84,000	46,753
Financials (2.0%):
BOC Hong Kong Holdings Ltd.	18,000	54,776
China Overseas Land & Investment Ltd.	14,000	48,741
China Taiping Insurance Holdings Co. Ltd. (b)	9,800	30,082
Goldin Financial Holdings Ltd. (b)	8,000	15,663
Hong Kong Exchanges and Clearing Ltd.	1,510	38,468
New World Development Co. Ltd.	71,000	69,720
Sino Land Co. Ltd.	44,000	64,099
Swire Pacific Ltd., Class A	8,000	89,364
Swire Properties Ltd.	25,000	71,886
The Bank of East Asia Ltd.	25,400	94,224
The Wharf Holdings Ltd.	12,000	66,164
Wheelock & Co. Ltd.	13,000	54,552
		697,739
Industrials (1.0%):
Beijing Enterprises Holdings Ltd.	10,000	60,285
Cathay Pacific Airways Ltd.	34,000	58,504
CITIC Ltd.	34,000	59,952
Jardine Strategic Holdings Ltd.	2,900	79,047
MTR Corp. Ltd.	20,000	98,759
		356,547
Information Technology (0.0%): (c)
Hanergy Thin Film Power Group Ltd. (b) (d)	82,000	1,799
Telecommunication Services (0.3%):
China Mobile Ltd.	4,500	50,654
China Unicom Hong Kong Ltd.	34,000	41,074
		91,728
Utilities (1.3%):
China Gas Holdings Ltd.	28,000	40,234
China Resources Power Holdings Co. Ltd.	18,000	34,826
CLP Holdings Ltd.	15,500	131,382
Guangdong Investment Ltd.	34,000	48,017

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value (a)
Hong Kong & China Gas Co. Ltd.	66,440	$130,030
Power Assets Holdings Ltd.	9,500	87,095
		471,584
		1,837,479
Ireland (2.2%):
Consumer Discretionary (0.2%):
WPP PLC	3,887	89,395
Consumer Staples (0.3%):
Kerry Group PLC	1,169	97,575
Financials (0.4%):
Bank of Ireland (b)	119,908	44,256
XL Group PLC	2,951	115,620
		159,876
Health Care (0.2%):
Jazz Pharmaceuticals PLC (b)	169	23,755
Shire PLC	827	56,730
		80,485
Industrials (0.5%):
DCC PLC	955	79,771
Experian PLC	4,740	83,765
		163,536
Information Technology (0.3%):
Accenture PLC, Class A	873	91,228
Materials (0.3%):
CRH PLC	1,750	50,659
Smurfit Kappa Group PLC	1,717	44,182
		94,841
		776,936
Israel (0.6%):
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd.	1,013	66,106
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	1,009	82,112
Materials (0.2%):
Israel Chemicals Ltd.	12,983	52,716
		200,934
Italy (1.9%):
Consumer Discretionary (0.3%):
Luxottica Group SpA	868	56,556
Prada SpA	16,290	50,543
		107,099

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.8%):
Assicurazioni Generali SpA	3,593	$65,623
EXOR SpA	1,356	61,536
Intesa Sanpaolo SpA	13,574	45,073
Mediobanca SpA	5,241	50,234
UniCredit SpA	7,267	40,172
		262,638
Industrials (0.3%):
Atlantia SpA	2,479	65,581
Finmeccanica SpA (b)	3,729	51,842
		117,423
Utilities (0.5%):
Snam SpA	14,281	74,522
Terna Rete Elettrica Nazionale SpA	17,267	88,790
		163,312
		650,472
Japan (19.8%):
Consumer Discretionary (3.6%):
Aisin Seiki Co. Ltd.	1,626	69,989
Bridgestone Corp.	1,958	67,171
Denso Corp.	1,486	71,018
Dentsu, Inc.	800	43,775
Fuji Heavy Industries Ltd.	1,665	68,600
Honda Motor Co. Ltd.	1,943	62,109
Isuzu Motors Ltd.	5,265	56,725
Mazda Motor Corp.	3,500	72,231
Mitsubishi Motors Corp.	7,500	63,462
Nissan Motor Co. Ltd.	6,949	72,770
Nitori Holdings Co. Ltd.	600	50,395
Oriental Land Co. Ltd.	852	51,550
Panasonic Corp.	5,600	56,777
Rakuten, Inc.	3,600	41,469
Sekisui House Ltd.	4,597	77,303
Shimano, Inc.	440	67,574
Sumitomo Electric Industries Ltd.	4,492	63,439
Suzuki Motor Corp.	1,605	48,772
Toyota Industries Corp.	1,181	63,160
Toyota Motor Corp.	1,287	79,262
		1,247,551
Consumer Staples (2.2%):
Aeon Co. Ltd.	4,100	63,179
Ajinomoto Co., Inc.	3,000	71,036
Asahi Group Holdings Ltd.	2,300	72,009
Japan Tobacco, Inc.	1,587	58,272
Kao Corp.	1,393	71,593
Kirin Holdings Co. Ltd.	5,000	67,894
MEIJI Holdings Co. Ltd.	600	49,566

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Seven & i Holdings Co. Ltd.	1,644	$75,279
Shiseido Co. Ltd.	2,300	47,728
Suntory Beverage & Food Ltd.	1,800	78,807
Uni-Charm Corp.	3,200	65,358
Yakult Honsha Co. Ltd.	963	47,140
		767,861
Financials (3.2%):
Daito Trust Construction Co. Ltd.	774	89,416
Daiwa House Industry Co. Ltd.	2,600	74,750
Daiwa Securities Group, Inc.	10,000	61,145
Japan Exchange Group, Inc.	3,400	53,155
Mitsubishi UFJ Financial Group, Inc.	8,784	54,417
Mitsui Fudosan Co. Ltd.	1,772	44,479
Mizuho Financial Group, Inc.	32,752	65,512
Nomura Holdings, Inc.	11,269	62,777
ORIX Corp.	4,040	56,682
Resona Holdings, Inc.	12,931	62,804
Sompo Japan Nipponkoa Holdings, Inc.	1,500	49,258
Sony Financial Holdings, Inc.	3,500	62,613
Sumitomo Mitsui Financial Group, Inc.	1,594	60,167
Sumitomo Mitsui Trust Holdings, Inc.	16,084	60,923
Sumitomo Realty & Development	1,564	44,646
T&D Holdings, Inc.	3,800	50,142
The Bank of Yokohama Ltd.	9,000	55,173
The Dai-ichi Life Insurance Co. Ltd.	2,700	44,928
Tokio Marine Holdings, Inc.	1,400	54,081
		1,107,068
Health Care (1.6%):
Astellas Pharma, Inc.	4,900	69,764
Chugai Pharmaceutical Co. Ltd.	1,475	51,420
Daiichi Sankyo Co. Ltd.	3,400	70,184
Eisai Co. Ltd.	569	37,644
Hoya Corp.	1,602	65,518
Kyowa Hakko Kirin Co. Ltd.	3,000	47,210
M3, Inc.	2,600	53,916
Otsuka Holdings Co. Ltd.	1,724	61,259
Sysmex Corp.	900	57,737
Terumo Corp.	2,000	61,995
		576,647
Industrials (4.4%):
Asahi Glass Co. Ltd.	10,000	57,296
Central Japan Railway Co.	288	51,136
Daikin Industries Ltd.	1,100	80,114
FANUC Corp.	230	39,632
Hankyu Hanshin Holdings, Inc.	13,000	84,509
ITOCHU Corp.	4,812	56,926
Japan Airlines Co. Ltd.	1,700	60,855
Komatsu Ltd.	3,868	63,298

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Kubota Corp.	4,105	$63,425
Makita Corp.	900	51,870
Mitsubishi Corp.	3,568	59,354
Mitsubishi Electric Corp.	7,266	76,280
Mitsubishi Heavy Industries Ltd.	15,000	65,596
Mitsui & Co. Ltd.	6,154	73,131
NGK Insulators Ltd.	2,000	45,086
Nidec Corp.	800	58,020
Recruit Holdings Co. Ltd.	2,200	64,674
Secom Co. Ltd.	1,200	81,334
Seibu Holdings, Inc.	2,500	51,062
Shimizu Corp.	8,000	65,242
SMC Corp.	233	60,526
TAISEI Corp.	12,000	79,053
Tokyu Corp.	9,949	78,631
Toshiba Corp.	17,000	34,943
Toyota Tsusho Corp.	2,658	62,186
		1,564,179
Information Technology (2.6%):
Canon, Inc.	2,716	82,169
FUJIFILM Holdings Corp.	1,747	72,916
Hitachi Ltd.	12,699	71,966
Keyence Corp.	197	108,286
Kyocera Corp.	1,280	59,451
Murata Manufacturing Co. Ltd.	300	43,170
Nomura Research Institute Ltd.	1,920	73,744
NTT Data Corp.	1,500	72,528
Omron Corp.	1,900	63,367
Renesas Electronics Corp. (b)	8,100	50,874
Ricoh Co. Ltd.	6,500	66,938
TDK Corp.	800	51,242
Tokyo Electron Ltd.	800	48,474
Yahoo Japan Corp.	13,200	53,663
		918,788
Materials (1.2%):
Asahi Kasei Corp.	8,578	58,013
JFE Holdings, Inc.	3,100	48,683
Nippon Steel & Sumitomo Metal	3,000	59,354
Nitto Denko Corp.	865	63,158
Shin-Etsu Chemical Co. Ltd.	1,298	70,576
Sumitomo Chemical Co. Ltd.	9,000	51,694
Toray Industries, Inc.	7,838	72,844
		424,322
Telecommunication Services (0.8%):
KDDI Corp.	2,501	64,960
Nippon Telegraph & Telephone Corp.	1,712	68,143
NTT DOCOMO, Inc.	3,400	69,748

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
SoftBank Group Corp.	1,475	$74,453
		277,304
Utilities (0.2%):
Osaka Gas Co. Ltd.	21,000	75,860
		6,959,580
Netherlands (2.6%):
Consumer Discretionary (0.5%):
RELX NV	5,087	85,665
Wolters Kluwer NV	2,222	74,612
		160,277
Consumer Staples (0.4%):
Heineken NV	966	82,309
Koninklijke Ahold NV	3,348	70,611
		152,920
Financials (0.4%):
Aegon NV	9,935	56,180
NN Group NV	2,917	102,906
		159,086
Industrials (0.7%):
AerCap Holdings NV (b)	1,667	71,948
Boskalis Westminster	1,145	46,701
Randstad Holding NV	955	59,461
Sensata Technologies Holding NV (b)	1,660	76,459
		254,569
Information Technology (0.3%):
ASML Holding NV	557	49,483
Gemalto NV	887	53,215
		102,698
Materials (0.3%):
AKZO Nobel NV	1,012	67,611
OCI NV	1,355	33,453
		101,064
		930,614
Norway (0.8%):
Financials (0.4%):
DNB ASA	4,908	60,494
Gjensidige Forsikring ASA	6,028	96,512
		157,006
Materials (0.2%):
Yara International ASA	1,469	63,201
Telecommunication Services (0.2%):
Telenor ASA	3,669	61,178
		281,385

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Portugal (0.3%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA	3,394	$44,158
Utilities (0.2%):
EDP — Energias de Portugal SA	18,869	67,982
		112,140
Singapore (3.0%):
Consumer Discretionary (0.3%):
Jardine Cycle & Carriage Ltd.	3,571	87,338
Consumer Staples (0.3%):
Wilmar International Ltd.	52,133	107,613
Financials (1.3%):
CapitaLand Ltd.	38,551	90,652
DBS Group Holdings Ltd.	7,833	91,838
Global Logistic Properties Ltd.	47,774	72,177
Oversea-Chinese Banking Corp. Ltd.	17,289	106,933
United Overseas Bank Ltd.	7,067	97,473
		459,073
Industrials (0.7%):
Keppel Corp. Ltd.	16,133	73,730
Singapore Airlines Ltd.	11,300	89,076
Singapore Technologies Engineering Ltd.	38,685	81,810
		244,616
Information Technology (0.1%):
Avago Technologies Ltd.	356	51,673
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	35,469	91,487
		1,041,800
Spain (3.4%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,987	68,252
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA	7,390	53,990
Banco de Sabadell SA	27,337	48,443
Banco Popular Espanol SA	13,081	43,094
Banco Santander SA	8,661	42,601
Bankia SA	50,218	58,432
CaixaBank SA	14,932	51,965
Mapfre SA	24,205	60,581
		359,106
Health Care (0.2%):
Grifols SA	1,685	77,873

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA	2,034	$59,502
Ferrovial SA	3,434	77,643
		137,145
Information Technology (0.2%):
Amadeus IT Holding SA	1,786	78,707
Telecommunication Services (0.2%):
Telefonica SA	5,745	63,726
Utilities (1.2%):
Enagas SA	2,923	82,441
Endesa SA	3,823	76,792
Gas Natural SDG SA	4,044	82,455
Iberdrola SA	12,895	91,400
Red Electrica Corp. SA	1,015	84,771
		417,859
		1,202,668
Sweden (3.1%):
Consumer Discretionary (0.3%):
Electrolux AB	1,710	41,287
Hennes & Mauritz AB	2,108	75,034
		116,321
Consumer Staples (0.4%):
ICA Gruppen AB	2,295	83,404
Svenska Cellulosa AB SCA, B Shares	2,282	66,178
		149,582
Financials (0.8%):
Nordea Bank AB	5,562	61,067
Skandinaviska Enskilda Banken AB, Class A	6,573	69,173
Svenska Handelsbanken AB	4,874	64,779
Swedbank AB, A Shares	3,474	76,563
		271,582
Industrials (1.0%):
ALFA Laval AB	3,642	66,534
ASSA Abloy AB	3,511	73,546
Atlas Copco AB, A Shares	2,213	54,311
Sandvik AB	5,691	49,643
Skanska AB, Clas B	3,484	67,614
SKF AB, B Shares	2,848	46,031
		357,679
Information Technology (0.4%):
Hexagon AB, B Shares	1,858	68,780
Telefonaktiebolaget LM Ericsson, B Shares	6,328	61,053
		129,833

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.2%):
TeliaSonera AB	15,212	$75,594
		1,100,591
Switzerland (6.7%):
Consumer Discretionary (0.3%):
CIE Financiere Richemont SA	712	50,975
The Swatch Group AG	132	45,853
		96,828
Consumer Staples (0.8%):
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	2	149,205
Coca-Cola HBC AG	2,736	58,257
Nestle SA, Registered Shares	1,149	85,322
		292,784
Financials (1.7%):
ACE Ltd.	1,047	122,342
Credit Suisse Group AG, Registered Shares	2,400	51,716
Julius Baer Group Ltd.	1,025	49,602
Partners Group Holding AG	152	54,681
Swiss Life Holding AG	317	85,410
Swiss Re AG	1,110	108,442
UBS Group AG, Registered Shares	2,873	55,751
Zurich Insurance Group AG	287	73,752
		601,696
Health Care (1.1%):
Actelion Ltd.	379	52,675
Galenica AG	53	82,946
Lonza Group AG, Registered Shares	361	58,729
Novartis AG	685	58,941
Roche Holding AG	249	69,021
Sonova Holding AG, Registered Shares	471	59,860
		382,172
Industrials (1.3%):
ABB Ltd.	3,794	67,734
Adecco SA, Registered Shares	793	54,291
Geberit AG	205	69,455
Kuehne + Nagel International AG	657	90,035
Schindler Holding AG	501	83,842
SGS SA	41	77,944
		443,301
Information Technology (0.3%):
TE Connectivity Ltd.	1,426	92,134
Materials (1.0%):
Clariant AG	3,180	60,314
EMS-Chemie Holding AG	138	60,751
Givaudan SA, Registered shares	41	74,436
LafargeHolcim Ltd.	1,049	52,544

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Sika AG	19	$68,683
Syngenta AG	117	45,808
		362,536
Telecommunication Services (0.2%):
Swisscom AG	166	83,092
		2,354,543
United Kingdom (13.2%):
Consumer Discretionary (3.3%):
Barratt Developments PLC	6,382	58,800
Berkeley Group Holdings PLC	1,091	59,302
Burberry Group PLC	3,304	58,122
Compass Group PLC	5,714	98,999
Delphi Automotive PLC	904	77,500
InterContinental Hotels Group PLC	2,017	78,609
ITV PLC	19,103	77,764
Kingfisher PLC	13,114	63,509
Marks & Spencer Group PLC	9,773	65,061
Next PLC	808	86,743
Persimmon PLC (b)	1,987	59,271
RELX PLC	5,423	95,626
Sky PLC	5,352	87,722
Sports Direct International PLC (b)	5,887	50,021
Taylor Wimpey PLC	20,892	62,445
Whitbread PLC	1,319	85,481
		1,164,975
Consumer Staples (1.7%):
Associated British Foods PLC	1,469	72,275
British American Tobacco PLC	1,551	86,121
Diageo PLC	3,028	82,676
Imperial Tobacco Group PLC	1,494	78,898
Reckitt Benckiser Group PLC	1,011	93,531
SABMiller PLC	1,525	91,219
Unilever PLC	2,138	91,691
		596,411
Financials (2.9%):
Aon PLC	1,049	96,728
Aviva PLC	9,934	75,393
Direct Line Insurance Group PLC	19,515	116,959
Hargreaves Lansdown PLC	3,020	67,036
HSBC Holdings PLC	9,948	78,521
Legal & General Group PLC	23,123	91,228
London Stock Exchange Group PLC	1,765	71,398
Old Mutual PLC	21,920	57,656
Prudential PLC	3,435	77,378
RSA Insurance Group PLC	7,530	47,254
Schroders PLC	1,559	68,273
St James's Place PLC	4,495	66,614

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
Standard Chartered PLC	5,010	$41,563
Standard Life PLC	11,561	66,195
		1,022,196
Health Care (0.5%):
GlaxoSmithKline PLC	4,080	82,387
Smith & Nephew PLC	4,079	72,686
		155,073
Industrials (2.4%):
Ashtead Group PLC	3,994	65,723
Babcock International Group PLC	4,747	71,030
BAE Systems PLC	13,288	97,819
Bunzl PLC	3,776	104,748
Capita PLC	4,399	78,258
CNH Industrial NV	7,674	52,490
easyJet PLC	2,099	53,825
G4S PLC	24,295	80,692
Intertek Group PLC	1,548	63,315
Royal Mail PLC	9,205	60,283
Smiths Group PLC	4,032	55,750
Travis Perkins PLC	2,608	75,649
		859,582
Information Technology (0.4%):
ARM Holdings PLC	3,905	59,512
The Sage Group PLC	9,604	85,320
		144,832
Materials (0.3%):
Johnson Matthey PLC	1,733	67,782
Rio Tinto PLC	1,589	46,257
		114,039
Telecommunication Services (0.7%):
BT Group PLC	11,957	83,013
Inmarsat PLC	5,096	85,419
Vodafone Group PLC	21,414	69,431
		237,863
Utilities (1.0%):
National Grid PLC	7,025	96,872
Severn Trent PLC	2,795	89,334
SSE PLC	3,540	79,475
United Utilities Group PLC	6,024	82,935
		348,616
		4,643,587

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Fair Value(a)
United States (0.8%):
Consumer Discretionary (0.5%):
Autoliv, Inc.	725	$90,458
Fiat DaimlerChrysler Automobiles NV (b)	3,574	50,001
lululemon athletica, Inc. (b)	909	47,695
		188,154
Health Care (0.3%):
Jazz Pharmaceuticals PLC (b)	190	26,706
QIAGEN NV (b)	2,930	81,015
		107,721
		295,875
Total Common Stocks (Cost $34,879,304)		34,406,468
Total Investments (Cost $34,879,304) — 97.7%		34,406,468
Segregated cash with broker — 0.4% (e)		145,931
Other assets in excess of liabilities — 1.9%		678,617
NET ASSETS — 100.00%		$35,231,016

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2015.

(b)  Non-income producing security.

(c)  Amount represents less than 0.05% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2015, illiquid securities were less than 0.005% of the Fund's net assets.

(e)  Segregated cash with broker represents collateral for futures contracts.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Mini MSCI EAFE Index Futures	10	3/21/16	$849,100	$(8,274)

See notes to financial statements.

Victory Portfolios II Victory CEMP REC Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Diversified REITs (9.1%):
American Assets Trust, Inc.	2,641	$101,282
Empire State Realty Trust, Inc.	6,909	124,846
Lexington Realty Trust	11,718	93,744
Liberty Property Trust	3,321	103,117
PS Business Parks, Inc.	1,338	116,981
Select Income REIT	5,409	107,206
W.P. Carey, Inc.	1,959	115,581
Whitestone REIT	8,011	96,212
		858,969
Health Care REITs (11.1%):
Healthcare Realty Trust, Inc.	4,621	130,867
Healthcare Trust of America, Inc.	4,164	112,303
LTC Properties, Inc.	2,673	115,313
National Health Investors, Inc.	1,846	112,366
Omega Healthcare Investors, Inc.	2,665	93,222
Sabra Health Care REIT, Inc.	3,885	78,594
Senior Housing Properties Trust	6,244	92,661
Universal Health Realty Income Trust	2,029	101,470
Ventas, Inc.	1,797	101,405
Welltower, Inc.	1,597	108,644
		1,046,845
Hotel & Resort REITs (5.7%):
DiamondRock Hospitality Co.	7,843	75,685
Hospitality Properties Trust	3,426	89,590
Host Hotels & Resorts, Inc.	4,924	75,534
Pebblebrook Hotel Trust	2,097	58,758
RLJ Lodging Trust	3,385	73,218
Ryman Hospitality Properties, Inc.	1,675	86,497
Summit Hotel Properties, Inc.	6,385	76,301
		535,583
Industrial REITs (6.0%):
DCT Industrial Trust, Inc.	3,111	116,258
EastGroup Properties, Inc.	1,998	111,109
First Industrial Realty Trust	4,812	106,490
Monmouth Real Estate Investment Corp., Class — A	11,475	120,029
Prologis, Inc.	2,627	112,751
		566,637
Mortgage REITs (0.4%):
United Development Funding IV	3,669	40,359
Office REITs (12.1%):
BioMed Realty Trust, Inc.	4,901	116,105
Boston Properties, Inc.	868	110,705
Columbia Property Trust, Inc.	5,207	122,260
Corporate Office Properties Trust	5,077	110,831
Douglas Emmett, Inc.	3,526	109,941

See notes to financial statements.

Victory Portfolios II Victory CEMP REC Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Franklin Street Properties Corp.	10,669	$110,424
Highwoods Properties, Inc.	2,857	124,565
Kilroy Realty Corp.	1,514	95,806
Piedmont Office Realty Trust, Inc.	6,581	124,249
Vornado Realty Trust	1,160	115,954
		1,140,840
Residential REITs (11.1%):
Apartment Investment & Management Co., Class A	2,583	103,397
AvalonBay Communities, Inc.	640	117,843
Camden Property Trust	1,494	114,679
Equity LifeStyle Properties, Inc.	1,892	126,140
Equity Residential	1,390	113,410
Essex Property Trust, Inc.	486	116,353
Mid-America Apartment Communities, Inc.	1,346	122,230
Post Properties, Inc.	1,892	111,931
UDR, Inc.	3,147	118,233
		1,044,216
Retail REITs (21.8%):
Acadia Realty Trust	3,578	118,611
Agree Realty Corp.	3,951	134,294
Alexander's, Inc.	207	79,511
Brixmor Property Group, Inc.	4,889	126,234
CBL & Associates Properties, Inc.	6,333	78,339
Federal Realty Investment Trust	786	114,835
General Growth Properties, Inc.	3,943	107,289
Kimco Realty Corp.	4,205	111,264
National Retail Properties, Inc.	2,812	112,621
Realty Income Corp.	2,230	115,135
Regency Centers Corp.	1,637	111,512
Retail Opportunity Investments Corp.	6,228	111,481
Saul Centers, Inc.	1,920	98,438
Simon Property Group, Inc.	582	113,164
Tanger Factory Outlet Centers, Inc.	3,508	114,712
Taubman Centers, Inc.	1,360	104,339
The Macerich Co.	1,060	85,531
Urstadt Biddle Properties, Inc., Class A	5,900	113,516
Weingarten Realty Investors	3,010	104,086
		2,054,912
Specialized REITs (21.6%):
American Tower Corp.	1,120	108,584
CoreSite Realty Corp.	1,714	97,218
Corrections Corp. of America	3,273	86,702
Crown Castle International Corp.	1,532	132,441
CubeSmart	3,848	117,826
DuPont Fabros Technology, Inc.	3,144	99,948
EPR Properties	2,079	121,518
Extra Space Storage, Inc.	1,367	120,583
Gaming and Leisure Properties, Inc.	2,944	81,843
Lamar Advertising Co.	1,909	114,502

See notes to financial statements.

Victory Portfolios II Victory CEMP REC Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Outfront Media, Inc.	4,622	$100,898
Plum Creek Timber Co., Inc.	3,864	184,389
Potlatch Corp.	3,737	113,007
Public Storage	543	134,501
QTS Realty Trust, Inc., Class A	1,987	89,634
Sovran Self Storage, Inc.	1,208	129,630
The GEO Group, Inc.	2,775	80,225
Weyerhaeuser Co.	3,904	117,042
		2,030,491
Total Common Stocks (Cost $8,879,060)		9,318,852
Total Investments (Cost $8,879,060) — 99.0%		9,318,852
Segregated cash with broker — 0.4% (a)		34,249
Other assets in excess of liabilities — 0.6%		62,376
NET ASSETS — 100.00%		$9,415,477

(a)  Segregated cash with broker represents collateral for futures contracts.

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
DJ US Real Estate Index Futures	2	3/21/16	$58,820	$110

See notes to financial statements.

Victory Portfolios II Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (65.5%)
U.S. Treasury Bills 0.09%, 3/17/16 (a) (b)	$500,000	$499,899
0.25%, 4/28/16 (a) (b)	700,000	699,413
0.42%, 6/2/16 (a) (b)	2,200,000	2,196,031
0.44%, 6/9/16 (a) (b)	1,000,000	998,039
0.60%, 12/8/16 (a) (b)	1,000,000	994,322
U.S. Treasury Note, 0.88%, 7/15/17 (b)	500,000	499,160
Total U.S. Treasury Obligations (Cost $5,885,588)		5,886,864
Cash Equivalents (27.0%)
Citibank Money Market Deposit Account, 0.02% (c)	2,429,455	2,429,455
Total Cash Equivalents (Cost $2,429,455)		2,429,455
Total Investments (Cost $8,315,043) — 92.6%		8,316,319
Segregated cash with broker — 8.1% (d)		731,085
Liabilities in excess of other assets — (0.7)%		(61,436)
NET ASSETS — 100.00%		$8,985,968

(a)  Rate represents the effective yield at purchase.

(b)  All or a portion of this security is being held as collateral for futures contracts.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

(d)  Segregated cash with broker represents collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Future	21	3/16/16	$674,310	$(11,838)
Coffee 'C' Future	7	3/21/16	332,588	18,349
Copper Future	9	3/30/16	480,375	(17,123)
Corn Future	26	3/15/16	466,375	(14,350)
Cotton No.2 Future	18	3/09/16	569,520	8,852
Gasoline RBOB Future	5	2/01/16	266,910	5,812
Gold 100 Oz Future	7	2/26/16	742,140	(14,024)
Lean Hogs Future	14	2/15/16	334,880	14,715
Live Cattle Future	13	3/01/16	711,360	18,596
Natural Gas Future	9	1/28/16	210,330	19,457
New York Harbor USLD Future	4	2/01/16	188,815	(14,384)
NYMEX WTI Crude Future	5	1/21/16	185,200	(7,033)
Primary Aluminum Future	15	3/15/16	565,406	(5,983)
Silver Future	5	3/30/16	345,075	(13,523)
Soybean Future	12	3/15/16	518,550	(8,745)
Soybean Meal Future	15	3/15/16	398,250	(15,510)
Soybean Oil Future	32	3/15/16	590,400	(14,150)
Sugar #11 Future	34	3/01/16	580,339	96,351
Wheat Future	16	3/15/16	376,000	(17,835)
Zinc Future	12	3/15/16	482,700	(6,047)
				$21,588

See notes to financial statements.

Victory Portfolios II Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (74.0%)
U.S. Treasury Bills 0.09%, 3/17/16 (a) (b)	$500,000	$499,899
0.42%, 6/2/16 (a) (b)	2,200,000	2,196,030
0.44%, 6/9/16 (a) (b)	1,000,000	998,039
0.60%, 12/8/16 (a) (b)	250,000	248,581
U.S. Treasury Note, 0.88%, 7/15/17 (b)	500,000	499,160
Total U.S. Treasury Obligations (Cost $4,440,797)		4,441,709
Cash Equivalents (15.8%)
Citibank Money Market Deposit Account, 0.02% (c)	945,760	945,760
Total Cash Equivalents (Cost $945,760)		945,760
Total Investments (Cost $5,386,557) — 89.8%		5,387,469
Segregated cash with broker — 9.9% (d)		594,293
Other assets in excess of liabilities — 0.3%		17,472
NET ASSETS — 100.00%		$5,999,234

(a)  Rate represents the effective yield at purchase.

(b)  All or a portion of this security is being held as collateral for futures contracts.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

(d)  Segregated cash with broker represents collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Future	14	3/16/16	$449,539	$(11,055)
Coffee 'C' Future	5	3/21/16	237,563	14,513
Copper Future	6	3/30/16	320,250	(9,913)
Corn Future	17	3/15/16	304,938	(10,783)
Cotton No.2 Future	12	3/09/16	379,680	5,745
Gasoline RBOB Future	3	2/01/16	160,146	5,216
Gold 100 Oz Future	4	2/26/16	424,080	(8,018)
Lean Hogs Future	10	2/15/16	239,200	10,862
Live Cattle Future	8	3/01/16	437,760	14,526
Natural Gas Future	6	1/28/16	140,220	14,505
New York Harbor USLD Future	3	2/01/16	141,611	(16,313)
NYMEX WTI Crude Future	4	1/21/16	148,160	(2,581)
Primary Aluminum Future	10	3/15/16	376,938	(388)
Silver Future	4	3/30/16	276,060	(8,355)
Soybean Future	8	3/15/16	345,700	(6,068)
Soybean Meal Future	10	3/15/16	265,500	(11,945)
Soybean Oil Future	21	3/15/16	387,450	(10,306)
Sugar #11 Future	22	3/01/16	375,514	62,180
Wheat Future	10	3/15/16	235,000	(10,875)
Zinc Future	8	3/15/16	321,800	(1,555)
				$19,395
See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Common Stocks (76.5%)
Consumer Discretionary (12.2%):
Advance Auto Parts, Inc.	118	$17,760
AMC Networks, Inc., Class A (a)	263	19,641
Aramark	884	28,509
AutoNation, Inc. (a)	402	23,983
AutoZone, Inc. (a)	42	31,161
Bed Bath & Beyond, Inc. (a)	373	17,997
Best Buy Co., Inc.	384	11,693
BorgWarner, Inc.	465	20,102
Cablevision Systems Corp.	490	15,631
CarMax, Inc. (a)	355	19,159
Carter's, Inc.	249	22,168
CBS Corp., Class B	508	23,942
Chipotle Mexican Grill, Inc. (a)	29	13,916
Coach, Inc.	633	20,718
Comcast Corp., Class A	433	24,434
Dick's Sporting Goods, Inc.	380	13,433
Discovery Communications, Inc., Class A (a)	601	16,035
DISH Network Corp. (a)	368	21,042
Dollar General Corp.	373	26,807
Domino's Pizza, Inc.	190	21,138
DR Horton, Inc.	553	17,713
Dunkin' Brands Group, Inc.	487	20,741
Expedia, Inc.	118	14,667
Foot Locker, Inc.	343	22,326
Ford Motor Co.	1,830	25,785
GameStop Corp., Class A	371	10,403
General Motors Co.	724	24,623
Gentex Corp.	1,475	23,615
Genuine Parts Co.	332	28,516
Hanesbrands, Inc.	627	18,453
Harley-Davidson, Inc.	343	15,569
Harman International Industries, Inc.	118	11,117
Hasbro, Inc.	256	17,244
Hilton Worldwide Holdings, Inc.	882	18,875
Hyatt Hotels Corp., Class A (a)	463	21,770
Johnson Controls, Inc.	539	21,285
Kohl's Corp.	335	15,956
L Brands, Inc.	255	24,434
Las Vegas Sands Corp.	329	14,423
Lear Corp.	203	24,934
Lennar Corp., Class A	351	17,167
Lions Gate Entertainment Corp.	469	15,191
LKQ Corp. (a)	683	20,237
Lowe's Cos., Inc.	368	27,983
Macy's, Inc.	351	12,278
Marriott International, Inc., Class A	297	19,911
McDonald's Corp.	288	34,024
Mohawk Industries, Inc. (a)	114	21,590

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
MSG Networks, Inc., Class A (a)	1,298	$26,998
Netflix, Inc. (a)	104	11,896
Newell Rubbermaid, Inc.	644	28,388
NIKE, Inc., Class B	481	30,062
Nordstrom, Inc.	350	17,434
NVR, Inc. (a)	19	31,217
Omnicom Group, Inc.	464	35,106
O'Reilly Automotive, Inc. (a)	98	24,835
Panera Bread Co., Class A (a)	105	20,452
Penske Automotive Group, Inc.	362	15,327
Polaris Industries, Inc.	154	13,236
PulteGroup, Inc.	821	14,630
PVH Corp.	164	12,079
Ralph Lauren Corp.	148	16,499
Ross Stores, Inc.	430	23,138
Royal Caribbean Cruises Ltd.	185	18,724
Scripps Networks Interactive, Inc., Class A	433	23,906
Service Corp. International	935	24,329
Sirius XM Holdings, Inc. (a)	7,032	28,620
Skechers U.S.A., Inc. (a)	289	8,731
Starbucks Corp.	411	24,672
Starwood Hotels & Resorts Worldwide, Inc.	271	18,775
TEGNA, Inc.	753	19,217
The Gap, Inc.	778	19,217
The Goodyear Tire & Rubber Co.	619	20,223
The Home Depot, Inc.	221	29,227
The Priceline Group, Inc. (a)	15	19,124
The TJX Cos., Inc.	352	24,960
The Walt Disney Co.	217	22,802
Tiffany & Co.	191	14,571
Time Warner Cable, Inc.	113	20,972
Time Warner, Inc.	322	20,824
Toll Brothers, Inc. (a)	546	18,182
Tractor Supply Co.	254	21,717
TripAdvisor, Inc. (a)	177	15,089
Twenty-First Century Fox, Inc.	797	21,647
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	160	29,601
Under Armour, Inc. (a)	193	15,558
VF Corp.	364	22,659
Whirlpool Corp.	117	17,184
Williams-Sonoma, Inc.	305	17,815
Wyndham Worldwide Corp.	307	22,304
		1,852,046
Consumer Staples (7.1%):
Altria Group, Inc.	530	30,852
Archer-Daniels-Midland Co.	570	20,908
Brown-Forman Corp., Class B	330	32,762
Campbell Soup Co.	670	35,209
Church & Dwight Co., Inc.	414	35,140
Coca-Cola Enterprises, Inc.	409	20,139

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	476	$31,711
Constellation Brands, Inc., Class A	210	29,912
Costco Wholesale Corp.	202	32,623
CVS Health Corp.	318	31,091
Dr Pepper Snapple Group, Inc.	397	37,000
Flowers Foods, Inc.	916	19,685
General Mills, Inc.	629	36,267
Herbalife Ltd. (a)	159	8,526
Hormel Foods Corp.	441	34,874
Ingredion, Inc.	305	29,231
Keurig Green Mountain, Inc.	163	14,667
McCormick & Co., Inc.	413	35,336
Mead Johnson Nutrition Co.	370	29,212
Mondelez International, Inc.	628	28,160
Monster Beverage Corp. (a)	120	17,875
PepsiCo, Inc.	363	36,271
Philip Morris International, Inc.	341	29,977
Pilgrim's Pride Corp.	487	10,758
Pinnacle Foods, Inc.	614	26,070
Reynolds American, Inc.	576	26,582
Rite Aid Corp. (a)	1,908	14,959
Spectrum Brands Holdings, Inc.	286	29,115
Sysco Corp.	699	28,659
The Clorox Co.	319	40,459
The Coca-Cola Co.	981	42,145
The Estee Lauder Cos., Inc., Class A	303	26,682
The Hain Celestial Group, Inc. (a)	367	14,823
The Kroger Co.	751	31,414
The Procter & Gamble Co.	475	37,720
Tyson Foods, Inc., Class A	468	24,958
Wal-Mart Stores, Inc.	437	26,788
WhiteWave Foods Co., Class A (a)	426	16,576
Whole Foods Market, Inc.	587	19,665
		1,074,801
Energy (1.7%):
Cameron International Corp. (a)	143	9,038
Cheniere Energy Partners LP Holdings LLC	1,057	18,392
Chevron Corp.	270	24,289
Exxon Mobil Corp.	340	26,504
FMC Technologies, Inc. (a)	418	12,126
Helmerich & Payne, Inc.	247	13,227
Kinder Morgan, Inc.	837	12,488
Marathon Petroleum Corp.	315	16,330
National Oilwell Varco, Inc.	395	13,228
ONEOK, Inc.	391	9,642
Phillips 66	216	17,669
Plains GP Holdings LP, Class A	605	5,717
Schlumberger Ltd.	278	19,391
Spectra Energy Corp.	782	18,721
Tesoro Corp.	147	15,489

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
The Williams Cos., Inc.	279	$7,170
Valero Energy Corp.	264	18,667
		258,088
Financials (13.5%):
Affiliated Managers Group, Inc. (a)	142	22,686
Aflac, Inc.	503	30,130
Alleghany Corp. (a)	65	31,065
American Express Co.	311	21,630
American Financial Group, Inc.	520	37,481
American International Group, Inc.	449	27,825
Ameriprise Financial, Inc.	213	22,667
AmTrust Financial Services, Inc.	346	21,307
Arthur J. Gallagher & Co.	832	34,061
Assurant, Inc.	346	27,867
BB&T Corp.	689	26,051
Berkshire Hathaway, Inc., Class B (a)	273	36,047
BlackRock, Inc.	88	29,966
Brown & Brown, Inc.	1,044	33,512
Capital One Financial Corp.	267	19,272
CBOE Holdings, Inc.	438	28,426
CBRE Group, Inc., Class A (a)	685	23,687
Cincinnati Financial Corp.	550	32,544
CIT Group, Inc.	653	25,924
Citigroup, Inc.	438	22,667
Citizens Financial Group, Inc.	954	24,985
CME Group, Inc.	287	26,002
CNA Financial Corp.	799	28,085
Comerica, Inc.	441	18,447
Discover Financial Services	467	25,040
E*TRADE Financial Corp. (a)	618	18,318
East West Bancorp, Inc.	540	22,442
FactSet Research Systems, Inc.	185	30,075
Fifth Third Bancorp	1,133	22,773
First Republic Bank	387	25,565
Franklin Resources, Inc.	661	24,338
Huntington Bancshares, Inc.	2,216	24,509
Intercontinental Exchange, Inc.	107	27,420
Invesco Ltd.	721	24,139
Jones Lang LaSalle, Inc.	132	21,102
JPMorgan Chase & Co.	389	25,686
KeyCorp	1,499	19,772
Legg Mason, Inc.	579	22,714
Lincoln National Corp.	397	19,953
Loews Corp.	858	32,947
M&T Bank Corp.	389	47,138
Markel Corp. (a)	35	30,917
Marsh & McLennan Cos., Inc.	604	33,492
MetLife, Inc.	461	22,225
Moody's Corp.	259	25,988
MSCI, Inc.	422	30,439

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
NASDAQ, Inc.	529	$30,772
Navient Corp.	1,359	15,561
New York Community Bancorp, Inc.	1,670	27,254
Northern Trust Corp.	325	23,429
People's United Financial, Inc.	1,943	31,379
Principal Financial Group, Inc.	460	20,691
Raymond James Financial, Inc.	450	26,087
Regions Financial Corp.	2,085	20,016
Reinsurance Group of America, Inc.	316	27,034
Santander Consumer USA Holdings, Inc. (a)	842	13,346
SEI Investments Co.	484	25,362
Signature Bank (a)	167	25,613
StanCorp Financial Group, Inc.	88	10,021
State Street Corp.	305	20,240
SunTrust Banks, Inc.	563	24,119
SVB Financial Group (a)	129	15,338
Synchrony Financial (a)	793	24,115
T. Rowe Price Group, Inc.	423	30,240
TD Ameritrade Holding Corp.	671	23,290
TFS Financial Corp.	2,094	39,430
The Allstate Corp.	422	26,202
The Bank of New York Mellon Corp.	588	24,237
The Charles Schwab Corp.	639	21,042
The Chubb Corp.	135	17,906
The Goldman Sachs Group, Inc.	137	24,692
The PNC Financial Services Group, Inc.	292	27,831
The Progressive Corp.	1,012	32,182
The Travelers Cos., Inc.	298	33,632
Torchmark Corp.	530	30,295
U.S. Bancorp	661	28,205
Voya Financial, Inc.	604	22,294
W.R. Berkley Corp.	509	27,868
Wells Fargo & Co.	521	28,322
		2,047,371
Health Care (8.3%):
Abbott Laboratories	584	26,227
Acadia Healthcare Co., Inc. (a)	231	14,428
Aetna, Inc.	174	18,813
Agilent Technologies, Inc.	675	28,222
Alexion Pharmaceuticals, Inc. (a)	85	16,214
Align Technology, Inc. (a)	324	21,335
Amgen, Inc.	125	20,291
Anthem, Inc.	157	21,892
Baxter International, Inc.	767	29,261
Becton, Dickinson & Co.	229	35,286
Biogen, Inc. (a)	37	11,335
Cardinal Health, Inc.	321	28,656
Celgene Corp. (a)	137	16,407
Centene Corp. (a)	267	17,571
Cerner Corp. (a)	368	22,143

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Cigna Corp.	134	$19,608
Community Health Systems, Inc. (a)	300	7,959
DENTSPLY International, Inc.	515	31,338
Edwards Lifesciences Corp. (a)	279	22,035
Eli Lilly & Co.	275	23,172
Express Scripts Holding Co. (a)	284	24,824
Gilead Sciences, Inc.	172	17,405
HCA Holdings, Inc. (a)	234	15,825
Henry Schein, Inc. (a)	219	34,645
Hologic, Inc. (a)	555	21,473
Humana, Inc.	79	14,102
IDEXX Laboratories, Inc. (a)	193	14,074
Illumina, Inc. (a)	90	17,275
Intuitive Surgical, Inc. (a)	44	24,031
Johnson & Johnson	332	34,103
Laboratory Corp. of America Holdings (a)	246	30,415
McKesson Corp.	134	26,429
MEDNAX, Inc. (a)	365	26,156
Merck & Co., Inc.	462	24,403
Mettler-Toledo International, Inc. (a)	86	29,165
Mylan NV (a)	259	14,004
Patterson Cos., Inc.	610	27,578
PerkinElmer, Inc.	606	32,463
Pfizer, Inc.	930	30,020
Quest Diagnostics, Inc.	340	24,188
Quintiles Transnational Holdings, Inc. (a)	357	24,512
Regeneron Pharmaceuticals, Inc. (a)	32	17,372
ResMed, Inc.	311	16,698
Sirona Dental Systems, Inc. (a)	311	34,076
St. Jude Medical, Inc.	334	20,631
Stryker Corp.	286	26,581
Team Health Holdings, Inc. (a)	234	10,270
Teleflex, Inc.	237	31,154
The Cooper Cos., Inc.	168	22,546
Thermo Fisher Scientific, Inc.	209	29,647
UnitedHealth Group, Inc.	185	21,763
Universal Health Services, Inc., Class B	146	17,446
Varian Medical Systems, Inc. (a)	292	23,594
VCA, Inc. (a)	370	20,350
Waters Corp. (a)	216	29,069
		1,260,480
Industrials (13.2%):
3M Co.	215	32,388
A.O. Smith Corp.	303	23,213
Acuity Brands, Inc.	119	27,822
Alaska Air Group, Inc.	212	17,068
Allison Transmission Holdings, Inc.	989	25,605
AMERCO, Inc.	66	25,707
American Airlines Group, Inc.	319	13,510
AMETEK, Inc.	492	26,366

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	299	$18,544
Carlisle Cos., Inc.	249	22,084
Caterpillar, Inc.	301	20,456
Cintas Corp.	361	32,869
Colfax Corp. (a)	541	12,632
Copart, Inc. (a)	936	35,577
CSX Corp.	737	19,125
Cummins, Inc.	211	18,570
Danaher Corp.	360	33,436
Deere & Co.	312	23,796
Dover Corp.	354	21,704
Eaton Corp. PLC	407	21,180
Emerson Electric Co.	557	26,641
Equifax, Inc.	261	29,068
Expeditors International of Washington, Inc.	540	24,354
Fastenal Co.	589	24,043
Flowserve Corp.	482	20,283
Fluor Corp.	427	20,163
General Dynamics Corp.	197	27,060
Hexcel Corp.	506	23,504
Honeywell International, Inc.	285	29,517
Hubbell, Inc. (a)	334	33,748
Huntington Ingalls Industries, Inc.	162	20,550
IDEX Corp.	443	33,939
IHS, Inc., Class A (a)	189	22,383
Illinois Tool Works, Inc.	349	32,345
Ingersoll-Rand PLC	476	26,318
J.B. Hunt Transport Services, Inc.	355	26,044
Jacobs Engineering Group, Inc. (a)	488	20,472
JetBlue Airways Corp. (a)	577	13,069
Kansas City Southern	203	15,158
KAR Auction Services, Inc.	851	31,513
L-3 Communications Holdings, Inc.	248	29,638
Lennox International, Inc.	237	29,601
Lincoln Electric Holdings, Inc.	397	20,600
Lockheed Martin Corp.	156	33,876
Manpowergroup, Inc.	205	17,279
Masco Corp.	717	20,291
Nielsen Holdings PLC	525	24,465
Norfolk Southern Corp.	302	25,546
Northrop Grumman Corp.	160	30,210
Old Dominion Freight Line, Inc. (a)	362	21,383
Owens Corning	391	18,389
PACCAR, Inc.	405	19,197
Parker-Hannifin Corp.	231	22,402
Precision Castparts Corp.	70	16,241
Quanta Services, Inc. (a)	632	12,798
Raytheon Co.	246	30,634
Republic Services, Inc., Class A	794	34,928
Robert Half International, Inc.	448	21,119

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	218	$22,369
Rockwell Collins, Inc.	368	33,967
Rollins, Inc.	873	22,611
Roper Technologies, Inc.	175	33,213
Ryder System, Inc.	274	15,571
Snap-on, Inc.	178	30,515
Southwest Airlines Co.	411	17,697
Stanley Black & Decker, Inc.	280	29,884
Stericycle, Inc. (a)	228	27,497
Textron, Inc.	539	22,643
The ADT Corp.	634	20,909
The Boeing Co.	180	26,026
The Middleby Corp. (a)	191	20,603
Towers Watson & Co.	201	25,820
Union Pacific Corp.	247	19,315
United Continental Holdings, Inc. (a)	235	13,466
United Parcel Service, Inc.	260	25,020
United Rentals, Inc. (a)	185	13,420
United Technologies Corp.	291	27,956
Verisk Analytics, Inc., Class A (a)	335	25,755
W.W. Grainger, Inc.	129	26,134
WABCO Holdings, Inc. (a)	178	18,202
Wabtec Corp.	240	17,069
Waste Connections, Inc.	636	35,819
Xylem, Inc.	821	29,967
		2,001,869
Information Technology (10.5%):
Adobe Systems, Inc. (a)	301	28,275
Akamai Technologies, Inc. (a)	303	15,947
Alliance Data Systems Corp. (a)	93	25,721
Alphabet, Inc., Class A (a)	26	20,228
Amdocs Ltd.	582	31,760
Amphenol Corp., Class A	482	25,175
Analog Devices, Inc.	305	16,873
ANSYS, Inc. (a)	292	27,010
Apple, Inc.	175	18,421
Applied Materials, Inc.	1,189	22,199
Arista Networks, Inc. (a)	197	15,334
Arrow Electronics, Inc. (a)	345	18,692
Automatic Data Processing, Inc.	343	29,059
Avnet, Inc.	510	21,848
Broadridge Financial Solutions, Inc.	487	26,167
Brocade Communications Systems, Inc.	1,603	14,716
CA, Inc.	901	25,733
Cadence Design Systems, Inc. (a)	1,009	20,997
CDW Corp.	587	24,677
Cisco Systems, Inc.	857	23,272
Citrix Systems, Inc. (a)	276	20,879
Cognizant Technology Solutions Corp., Class A (a)	322	19,326
CommScope Holding Co., Inc. (a)	438	11,340

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Corning, Inc.	1,325	$24,221
eBay, Inc. (a)	871	23,935
Electronic Arts, Inc. (a)	262	18,005
EMC Corp.	840	21,571
F5 Networks, Inc. (a)	166	16,095
Facebook, Inc., Class A (a)	224	23,444
Fidelity National Information Services, Inc.	341	20,665
Fiserv, Inc. (a)	319	29,176
FleetCor Technologies, Inc. (a)	159	22,726
Flextronics International Ltd. (a)	1,874	21,008
Gartner, Inc. (a)	307	27,845
Genpact Ltd. (a)	1,083	27,053
Global Payments, Inc.	403	25,998
HP, Inc.	1,435	16,990
Intel Corp.	1,090	37,550
International Business Machines Corp.	173	23,808
IPG Photonics Corp. (a)	191	17,030
Jack Henry & Associates, Inc.	457	35,672
KLA-Tencor Corp.	393	27,255
Lam Research Corp.	264	20,967
Linear Technology Corp.	552	23,443
MasterCard, Inc., Class A	280	27,261
Microchip Technology, Inc.	493	22,944
Micron Technology, Inc. (a)	621	8,793
Motorola Solutions, Inc.	360	24,642
NVIDIA Corp.	696	22,940
Oracle Corp.	694	25,352
Paychex, Inc.	666	35,225
QUALCOMM, Inc.	373	18,644
Red Hat, Inc. (a)	297	24,595
SanDisk Corp.	197	14,970
Seagate Technology PLC	349	12,794
Skyworks Solutions, Inc.	160	12,293
SS&C Technologies Holdings, Inc.	273	18,638
Symantec Corp.	983	20,643
Synopsys, Inc. (a)	599	27,320
Texas Instruments, Inc.	436	23,897
The Ultimate Software Group, Inc. (a)	117	22,875
The Western Union Co.	1,134	20,310
Total System Services, Inc.	513	25,547
Trimble Navigation Ltd. (a)	879	18,855
Tyler Technologies, Inc. (a)	150	26,148
VeriSign, Inc. (a)	383	33,459
Visa, Inc., Class A	344	26,677
VMware, Inc., Class A (a)	248	14,029
Western Digital Corp.	214	12,851
Xerox Corp.	1,869	19,867
Xilinx, Inc.	508	23,861
		1,593,536

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Materials (4.2%):
Air Products & Chemicals, Inc.	172	$22,379
Airgas, Inc.	288	39,837
Alcoa, Inc.	1,583	15,624
Ashland, Inc.	242	24,853
Avery Dennison Corp.	422	26,443
Ball Corp.	333	24,219
CF Industries Holdings, Inc.	291	11,876
Crown Holdings, Inc. (a)	446	22,612
E.I. du Pont de Nemours & Co.	454	30,236
Eastman Chemical Co.	285	19,240
Ecolab, Inc.	247	28,252
International Flavors & Fragrances, Inc.	226	27,039
International Paper Co.	545	20,547
LyondellBasell Industries NV, Class A	194	16,859
Martin Marietta Materials, Inc.	97	13,248
NewMarket Corp.	61	23,225
Newmont Mining Corp.	767	13,798
Nucor Corp.	462	18,619
Packaging Corp. of America	282	17,780
PPG Industries, Inc.	270	26,681
Praxair, Inc.	315	32,256
Sealed Air Corp.	392	17,483
The Dow Chemical Co.	471	24,247
The Mosaic Co.	615	16,968
The Sherwin-Williams Co.	97	25,181
The Valspar Corp.	376	31,189
W.R. Grace & Co. (a)	227	22,607
Westlake Chemical Corp.	297	16,133
		629,431
Telecommunication Services (0.1%):
CenturyLink, Inc.	780	19,625
Utilities (5.5%):
AES Corp.	1,717	16,432
Alliant Energy Corp.	475	29,663
Ameren Corp.	659	28,489
American Electric Power Co., Inc.	486	28,319
American Water Works Co., Inc.	571	34,117
Aqua America, Inc.	1,057	31,499
Atmos Energy Corp.	484	30,511
CenterPoint Energy, Inc.	1,296	23,795
CMS Energy Corp.	734	26,483
Consolidated Edison, Inc.	444	28,536
Dominion Resources, Inc.	417	28,206
DTE Energy Co.	338	27,104
Duke Energy Corp.	387	27,628
Edison International	421	24,927
Entergy Corp.	400	27,344
Eversource Energy	554	28,293

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Exelon Corp.	699	$19,411
ITC Holdings Corp.	738	28,967
NextEra Energy, Inc.	281	29,193
OGE Energy Corp.	927	24,371
Pepco Holdings, Inc.	865	22,499
PG&E Corp.	525	27,925
Pinnacle West Capital Corp.	457	29,467
Public Service Enterprise Group, Inc.	584	22,595
SCANA Corp.	479	28,974
Sempra Energy	286	26,887
TECO Energy, Inc.	739	19,694
The Southern Co.	668	31,255
WEC Energy Group, Inc.	509	26,117
Westar Energy, Inc.	724	30,705
Xcel Energy, Inc.	802	28,800
		838,206
Total Common Stocks (Cost $10,828,927)		11,575,453
Cash Equivalents (20.4%)
Citibank Money Market Deposit Account, 0.02% (b)	3,091,112	3,091,112
Total Cash Equivalents (Cost $3,091,112)		3,091,112
Total Investments (Cost $13,920,039) — 96.9%		14,666,565
Segregated cash with broker — 2.8% (c)		427,359
Other assets in excess of liabilities — 0.3%		47,155
NET ASSETS — 100.00%		$15,141,079

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

(c)  Segregated cash with broker represents collateral for futures contracts.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	45	3/21/16	$4,579,650	$(4,613)

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Common Stocks (84.4%)
Consumer Discretionary (9.8%):
AMC Entertainment Holdings, Inc.	4,689	$112,536
BAIC Motor Corp. Ltd.	116,000	115,850
Bayerische Motoren Werke AG	1,163	122,507
Belle International Holdings Ltd.	119,000	89,040
Berkeley Group Holdings PLC	2,114	114,908
Best Buy Co., Inc.	2,264	68,939
Capella Education Co.	2,540	117,399
Cheng Shin Rubber Industry Co. Ltd.	149,000	240,866
Chow Tai Fook Jewellery Group Ltd.	116,600	75,150
Coach, Inc.	3,734	122,214
Drew Industries, Inc.	2,856	173,902
DSW, Inc.	4,757	113,502
Eutelsat Communications SA	5,424	162,375
Ford Motor Co.	10,785	151,960
GameStop Corp., Class A	2,188	61,352
General Motors Co.	4,271	145,257
Great Wall Motor Co. Ltd., Class H	92,000	106,266
Guess?, Inc.	4,869	91,927
Hugo Boss AG	1,182	97,513
Imperial Holdings Ltd.	11,008	85,411
Interval Leisure Group, Inc.	8,477	132,326
ITV PLC	36,911	150,256
Jardine Cycle & Carriage Ltd.	6,900	168,757
Kohl's Corp.	1,973	93,974
L Brands, Inc.	1,504	144,113
Las Vegas Sands Corp.	1,941	85,093
McDonald's Corp.	1,699	200,720
MDC Holdings, Inc.	5,342	136,381
Meredith Corp.	3,169	137,059
Next PLC	1,572	168,763
Nutrisystem, Inc.	3,142	67,993
Omnicom Group, Inc.	2,738	207,158
OPAP SA	7,153	62,761
Pier 1 Imports, Inc.	8,267	42,079
ProSiebenSat.1 Media SE	2,418	121,975
Regal Entertainment Group	9,009	170,000
Rent-A-Center, Inc.	3,766	56,377
Shaw Communications, Inc., Class B	11,800	202,992
Sinclair Broadcast Group, Inc.	5,199	169,175
Starwood Hotels & Resorts Worldwide, Inc.	1,598	110,709
Taylor Wimpey PLC	40,709	121,677
TEGNA, Inc.	4,437	113,232
The Buckle, Inc.	3,406	104,837
The Cato Corp., Class A	4,317	158,951
The Wendy's Co.	16,514	177,856
Tofas Turk Otomobil Fabrikasi AS	25,199	163,630
Truworths International Ltd.	19,612	115,723
Tupperware Brands Corp.	2,568	142,909

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
UMW Holdings BHD	120,100	$219,874
Vivendi Universal SA	6,275	134,750
Yulon Nissan Motor Co. Ltd.	24,000	203,728
		6,654,702
Consumer Staples (5.2%):
Altria Group, Inc.	3,125	181,906
AVI Ltd.	32,244	161,261
British American Tobacco Malaysia BHD	15,500	202,329
British American Tobacco PLC	3,033	168,411
Cal-Maine Foods, Inc.	1,646	76,276
Casino Guichard Perrachon SA	2,227	102,296
Costco Wholesale Corp.	1,193	192,670
General Mills, Inc.	3,708	213,802
John B. Sanfilippo & Son, Inc.	2,019	109,087
Natura Cosmeticos SA	21,200	125,398
Nu Skin Enterprises, Inc.	1,932	73,203
Philip Morris International, Inc.	2,007	176,435
Pilgrim's Pride Corp.	2,877	63,553
Reynolds American, Inc.	3,395	156,679
Sysco Corp.	4,123	169,043
The Coca-Cola Co.	5,782	248,395
The Procter & Gamble Co.	2,802	222,507
Vector Group Ltd.	10,000	235,901
Wal-Mart Stores, Inc.	2,574	157,786
Weis Markets, Inc.	3,724	164,973
Wesfarmers Ltd.	6,949	209,442
Woolworths Ltd.	7,179	127,339
		3,538,692
Energy (3.3%):
Atwood Oceanics, Inc.	4,482	45,851
Chevron Corp.	1,593	143,306
China Shenhua Energy Co. Ltd.	79,000	123,363
CNOOC Ltd.	104,000	108,244
Coal India Ltd.	29,833	148,014
Exxon Mobil Corp.	2,004	156,211
Gulf International Services QSC	6,478	91,158
Helmerich & Payne, Inc.	1,456	77,969
Inter Pipeline Ltd.	5,800	93,110
Kinder Morgan, Inc.	4,933	73,600
National Oilwell Varco, Inc.	2,328	77,965
ONEOK, Inc.	2,303	56,792
Pembina Pipeline Corp.	4,600	100,246
PetroChina Co. Ltd.	182,000	119,148
Plains GP Holdings LP, Class A	3,568	33,718
Qatar Fuel Co. QSC	4,231	170,839
Sasol Ltd.	3,729	100,771
Spectra Energy Corp.	4,608	110,316
The Williams Cos., Inc.	1,644	42,251
TransCanada Corp.	4,900	160,051

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
US Silica Holdings, Inc.	3,314	$62,071
Woodside Petroleum Ltd.	5,813	121,075
		2,216,069
Financials (17.4%):
Abu Dhabi Commercial Bank PJSC	59,835	106,757
American Financial Group, Inc.	3,068	221,141
AMP Ltd.	33,137	139,584
Arthur J. Gallagher & Co.	4,903	200,729
Australia & New Zealand Banking Group Ltd.	7,482	150,944
Banco do Brasil SA	22,100	81,876
Banco Santander Chile	4,990,614	225,311
Banco Santander SA	16,780	82,536
Bank of China Ltd.	309,000	137,112
Bank of Communications Co. Ltd., Class H	175,000	122,727
Bank Pekao SA	4,406	161,209
Barclays Africa Group Ltd.	13,887	128,970
BB Seguridade Participacoes SA	19,900	121,653
Capitol Federal Financial, Inc.	22,704	285,163
China Construction Bank Corp.	234,000	159,629
China Development Financial Holding Corp.	526,000	131,223
Chongqing Rural Commercial Bank Co. Ltd.	174,000	104,511
Cincinnati Financial Corp.	3,247	192,125
CME Group, Inc.	1,694	153,476
CNA Financial Corp.	4,704	165,346
CNP Assurances	10,081	135,968
Cohen & Steers, Inc.	5,685	173,279
Columbia Banking System, Inc.	5,454	177,310
Commonwealth Bank of Australia	3,066	189,502
Country Garden Holdings Co. Ltd.	351,000	143,057
Direct Line Insurance Group PLC	38,344	229,805
Dubai Islamic Bank PJSC	82,487	138,051
Emaar Properties PJSC	68,041	104,623
Evergrande Real Estate Group Ltd.	105,000	91,928
FBL Financial Group, Inc., Class A	2,883	183,474
First Gulf Bank PJSC	48,686	167,197
FNB Corp.	13,760	183,558
Fubon Financial Holding Co. Ltd.	91,000	123,803
Gjensidige Forsikring ASA	11,707	187,437
Glacier Bancorp, Inc.	5,515	146,313
Greenhill & Co., Inc.	4,272	122,222
HFF, Inc.	3,486	108,310
HSBC Holdings PLC	19,411	153,213
Huishang Bank Corp. Ltd.	326,000	147,251
Insurance Australia Group Ltd.	38,614	155,032
Invesco Ltd.	4,249	142,257
Komercni Banka AS	829	164,699
Legal & General Group PLC	45,415	179,178
Macquarie Group Ltd.	2,534	151,550
Malayan Banking BHD	124,200	242,737
Manning & Napier, Inc.	9,709	82,429

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Mapfre SA	47,031	$117,710
Mega Financial Holding Co. Ltd.	287,000	185,066
MetLife, Inc.	2,719	131,083
National Australia Bank Ltd.	7,573	165,212
Natixis SA	17,732	100,298
Navient Corp.	8,008	91,692
New World Development Co. Ltd.	139,000	136,494
New York Community Bancorp, Inc.	9,839	160,572
Nordea Bank AB	10,796	118,533
Northwest Bancshares, Inc.	19,854	265,845
Old Mutual PLC	42,771	112,500
Park National Corp.	2,178	197,065
People's United Financial, Inc.	11,456	185,014
Powszechny Zaklad Ubezpieczen na Zycie SA	17,990	155,479
Principal Financial Group, Inc.	2,713	122,031
ProAssurance Corp.	6,008	291,567
RLI Corp.	3,250	200,688
Standard Chartered PLC	9,744	80,836
Standard Life PLC	22,559	129,166
Suncorp Group Ltd.	19,818	173,955
Swedbank AB, A Shares	6,755	148,872
Swiss Re AG	2,156	210,632
T. Rowe Price Group, Inc.	2,495	178,368
The Commercial Bank QSC	13,918	174,876
Trustmark Corp.	7,536	173,629
Valley National Bancorp	23,130	227,832
Westpac Banking Corp.	6,723	162,920
Woori Bank	18,071	135,187
Zurich Insurance Group AG	559	143,650
		11,772,977
Health Care (2.4%):
Baxter International, Inc.	4,519	172,400
GlaxoSmithKline PLC	7,980	161,140
Johnson & Johnson	1,957	201,024
Merck & Co., Inc.	2,721	143,723
Meridian Bioscience, Inc.	9,750	200,070
Owens & Minor, Inc.	6,331	227,789
PDL BioPharma, Inc.	25,129	88,957
Pfizer, Inc.	5,483	176,991
Quality Systems, Inc.	8,189	132,007
Select Medical Holdings Corp.	9,579	114,086
		1,618,187
Industrials (11.1%):
A.P. Moeller-Maersk A/S, Class B	70	91,317
ACS Actividades de Construccion y Servicios SA	3,943	115,347
Aircastle Ltd.	6,407	133,842
Altra Industrial Motion Corp.	6,539	163,998
American Railcar Industries, Inc.	2,570	118,940
Anhui Expressway Co. Ltd.	88,000	74,600

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Applied Industrial Technologies, Inc.	4,002	$162,041
Atlas Copco AB, A Shares	4,298	105,481
Aurizon Holdings Ltd.	40,629	128,946
BAE Systems PLC	25,952	191,045
Boskalis Westminster	2,216	90,383
BTS Group Holdings Public Co. Ltd.	957,900	241,836
Caterpillar, Inc.	1,774	120,561
CCR SA	33,200	104,932
China Machinery Engineering Corp.	82,000	59,833
Deere & Co.	1,839	140,261
DMCI Holdings, Inc.	633,000	185,154
Eaton Corp. PLC	2,399	124,844
Emerson Electric Co.	3,281	156,930
GATX Corp.	3,208	136,500
H&E Equipment Services, Inc.	3,016	52,720
HAP Seng Consolidated BHD	130,400	196,625
Herman Miller, Inc.	6,396	183,565
Hillenbrand, Inc.	5,783	171,350
HNI Corp.	2,834	102,194
Industries Qatar QSC	4,408	134,075
Insperity, Inc.	2,698	129,909
Jiangsu Expressway Co. Ltd.	118,000	158,374
Joy Global, Inc.	6,171	77,816
Keppel Corp. Ltd.	31,500	143,958
Kuehne + Nagel International AG	1,275	174,726
Lockheed Martin Corp.	920	199,778
McGrath RentCorp	6,149	154,893
Mitsui & Co. Ltd.	11,900	141,414
MSA Safety, Inc.	2,589	112,544
National Presto Industries, Inc.	2,046	169,532
Norfolk Southern Corp.	1,776	150,232
PACCAR, Inc.	2,385	113,049
Raven Industries, Inc.	6,607	103,069
Resources Connection, Inc.	9,251	151,161
Royal Mail PLC	17,877	117,076
Sandvik AB	11,053	96,416
SGS SA	79	150,185
Siemens AG	1,551	150,032
Sime Darby BHD	136,800	246,009
Singapore Technologies Engineering Ltd.	75,300	159,243
Sinopec Engineering Group Co. Ltd., H Shares	102,500	87,193
Skanska AB, Clas B	6,777	131,522
Steelcase, Inc.	9,433	140,552
Sun Hydraulics Corp.	5,355	169,914
TAL International Group, Inc.	5,771	91,759
United Parcel Service, Inc.	1,534	147,617
Vinci SA	2,061	132,081
West Corp.	4,865	104,938
Zhejiang Expressway Co. Ltd., Class H	94,000	112,319
		7,504,631
See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Information Technology (7.5%):
ADTRAN, Inc.	8,756	$150,778
Advanced Semiconductor Engineering, Inc.	109,000	125,233
Analog Devices, Inc.	1,795	99,299
Asustek Computer, Inc.	16,000	132,134
AVX Corp.	11,483	139,404
CA, Inc.	5,311	151,682
Canon, Inc.	5,400	163,370
Cisco Systems, Inc.	5,052	137,187
Compal Electronics, Inc.	200,000	111,941
CSG Systems International, Inc.	5,654	203,431
FIH Mobile Ltd.	266,000	101,238
Innolux Corp.	280,000	84,175
Intel Corp.	4,106	141,452
International Business Machines Corp.	1,021	140,510
KLA-Tencor Corp.	2,318	160,753
Lenovo Group Ltd.	124,000	125,144
Linear Technology Corp.	3,259	138,410
Lite-On Technology Corp.	187,515	180,870
ManTech International Corp.	6,389	193,203
MediaTek, Inc.	14,000	105,908
Microchip Technology, Inc.	2,908	135,338
NIC, Inc.	6,381	125,578
Oracle Financial Services	3,513	198,180
Paychex, Inc.	3,926	207,647
QUALCOMM, Inc.	2,197	109,817
Quanta Computer, Inc.	96,000	154,036
Science Applications International Corp.	3,019	138,210
Seagate Technology PLC	2,059	75,483
Siliconware Precision Industries Co. Ltd.	108,000	170,583
Symantec Corp.	5,792	121,632
Telefonaktiebolaget LM Ericsson, B Shares	12,303	118,699
Tessera Technologies, Inc.	3,433	103,024
Texas Instruments, Inc.	2,571	140,917
The Western Union Co.	6,685	119,728
Vishay Intertechnology, Inc.	17,247	207,826
Xilinx, Inc.	2,994	140,628
		5,053,448
Materials (5.1%):
Asia Cement Corp.	267,000	222,212
BASF SE	1,576	120,040
China Hongqiao Group Ltd.	135,000	79,955
China Molybdenum Co. Ltd.	363,000	67,513
China National Building Material Co. Ltd.	176,000	83,728
Commercial Metals Co.	7,850	107,467
E.I. du Pont de Nemours & Co.	2,677	178,288
Eregli Demir ve Celik Fabrikalari TAS	128,505	133,757
Ferroglobe PLC	7,251	77,948
Greif, Inc., Class A	3,285	101,211
Innophos Holdings, Inc.	3,385	98,097

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
International Paper Co.	3,213	$121,130
Israel Chemicals Ltd.	25,079	101,829
Kumba Iron Ore Ltd.	11,902	31,735
LyondellBasell Industries NV, Class A	1,146	99,588
MMC Norilsk Nickel PJSC	642	80,631
Nucor Corp.	2,724	109,777
Olin Corp.	5,904	101,903
P.H. Glatfelter Co.	9,772	180,196
Potash Corp. of Saskatchewan, Inc.	6,400	109,635
PT Indocement Tunggal Prakarsa TBK	105,200	168,761
Rio Tinto PLC	3,101	90,274
Schweitzer-Mauduit International, Inc.	4,606	193,406
Siam City Cement Public Co. Ltd.	20,200	178,654
Taiwan Cement Corp.	192,000	158,977
The Dow Chemical Co.	2,774	142,806
UPM-Kymmene Oyj	6,469	120,083
Yara International ASA	2,863	123,175
Zijin Mining Group Co. Ltd.	334,000	87,441
		3,470,217
Telecommunication Services (6.6%):
Advanced Info Service Public Co. Ltd.	34,200	143,961
BCE, Inc.	5,100	197,070
CenturyLink, Inc.	4,594	115,585
DiGi.Com BHD	207,200	260,361
Far EasTone Telecommunications Co. Ltd.	104,000	213,781
Inteliquent, Inc.	4,041	71,809
Intouch Holdings Public Co. Ltd.	130,200	187,595
Mobile TeleSystems PJSC	30,780	88,656
MTN Group Ltd.	11,403	98,323
O2 Czech Republic AS	9,017	91,249
Ooredoo QSC	7,985	164,194
Orange Polska SA	75,581	126,421
Orange SA	6,529	109,187
Philippine Long Distance Telephone Co.	4,410	192,858
Proximus SADP	4,042	131,513
Rogers Communications, Inc.	5,600	193,156
Singapore Telecommunications Ltd.	69,000	177,976
Swisscom AG	322	161,178
Taiwan Mobile Co. Ltd.	69,000	209,582
Telefonica SA	11,063	122,715
Telenor ASA	7,103	118,438
TeliaSonera AB	29,566	146,923
Telstra Corp. Ltd.	50,624	205,665
TELUS Corp.	6,400	176,989
Total Access Communication Public Co. Ltd.	81,900	68,392
Turk Telekomunikasyon AS	86,620	162,038
Turkcell Iletisim Hizmetleri AS	46,969	159,253
Vodacom Group Ltd.	20,601	203,231
Vodafone Group PLC	41,598	134,874
		4,432,973

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Utilities (16.0%):
Aguas Andinas SA	640,216	$323,515
ALLETE, Inc.	3,916	199,050
Alliant Energy Corp.	2,802	174,985
Ameren Corp.	3,886	167,992
American Electric Power Co., Inc.	2,863	166,827
American States Water Co.	4,261	178,749
Avista Corp.	6,128	216,747
California Water Service Group	7,078	164,705
CenterPoint Energy, Inc.	7,641	140,289
CEZ AS	9,610	171,508
Chesapeake Utilities Corp.	2,694	152,885
China Resources Power Holdings Co. Ltd.	38,000	73,521
CLP Holdings Ltd.	30,500	258,526
CMS Energy Corp.	4,327	156,118
Consolidated Edison, Inc.	2,619	168,323
Dominion Resources, Inc.	2,458	166,259
DTE Energy Co.	1,989	159,498
Duke Energy Corp.	2,277	162,555
EDP — Energias de Portugal SA	36,614	131,915
El Paso Electric Co.	5,233	201,471
Electricite de France SA	7,026	103,461
Enagas SA	5,678	160,143
Endesa SA	7,461	149,868
Energa SA	29,799	96,102
Entergy Corp.	2,362	161,466
Eversource Energy	3,266	166,795
Exelon Corp.	4,120	114,412
Fortis, Inc.	6,000	162,241
Fortum Oyj	7,686	115,785
Gas Natural SDG SA	7,877	160,608
Huaneng Power International, Inc.	92,000	78,781
Iberdrola SA	25,044	177,512
IDACORP, Inc.	3,158	214,744
MGE Energy, Inc.	4,422	205,181
National Grid PLC	13,823	190,614
NorthWestern Corp.	3,906	211,901
OGE Energy Corp.	5,462	143,596
ONE Gas, Inc.	4,326	217,035
Otter Tail Corp.	6,372	169,686
Pepco Holdings, Inc.	5,097	132,573
PG&E Corp.	3,096	164,676
Pinnacle West Capital Corp.	2,693	173,645
PNM Resources, Inc.	6,573	200,937
Power Assets Holdings Ltd.	18,500	169,605
PT Perusahaan Gas Negara Persero TBK	746,100	147,158
Public Service Enterprise Group, Inc.	3,444	133,248
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	167,500	220,498
Red Electrica Corp. SA	1,971	164,615
SCANA Corp.	2,826	170,945

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Security Description	Shares	Value
SJW Corp.	5,203	$154,269
Snam SpA	27,757	144,842
Southwest Gas Corp.	3,528	194,604
SSE PLC	6,898	154,864
Suez Environnement Co.	5,482	102,518
TECO Energy, Inc.	4,357	116,114
Terna Rete Elettrica Nazionale SpA	33,626	172,912
The Empire District Electric Co.	7,906	221,920
The Southern Co.	3,940	184,353
Tractebel Energia SA	17,400	146,761
United Utilities Group PLC	11,688	160,913
Veolia Environnement SA	5,788	137,306
WEC Energy Group, Inc.	3,001	153,981
Westar Energy, Inc.	4,268	181,006
Xcel Energy, Inc.	4,728	169,782
YTL Corp. BHD	576,100	210,368
		10,819,782
Total Common Stocks (Cost $62,451,191)		57,081,678
Cash Equivalents (3.5%)
Citibank Money Market Deposit Account, 0.02% (a)	2,349,738	2,349,738
Total Cash Equivalents (Cost $2,349,738)		2,349,738
Total Investments (Cost $64,800,929) — 87.9%		59,431,416
Segregated cash with broker — 10.6% (b)		7,138,904
Other assets in excess of liabilities — 1.5%		1,079,139
NET ASSETS — 100.00%		$67,649,459

(a)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

(b)  Segregated cash with broker represents collateral for futures contracts and written options.

LP — Limited Partnership

PLC — Public Liability Co.

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
E-Mini S&P 500 Option	Put	USD	2,025.00	1/15/16	131	$(145,738)
Total						$(145,738)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Futures	181	3/21/16	$16,607,655	$(84,618)

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2015

  (Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	98	1/21/16	$1,815,450	$(12,550)
E-Mini MSCI Index Futures	361	3/21/16	14,214,375	(7,807)
E-Mini S&P 500 Futures	304	3/21/16	30,938,080	(31,160)
Mini MSCI EAFE Index Futures	166	3/21/16	14,095,060	(8,051)
Russell 2000 Mini Index Futures	125	3/21/16	14,143,750	68,438
				$8,870

See notes to financial statements.

Victory Portfolios II Victory CEMP Enhanced Fixed Income Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Par Value or Principal Amount	Value
U.S. Treasury Obligations (37.1%)
U.S. Treasury Bills 0.17%, 2/18/16 (a)	$2,000,000	$1,999,528
Total U.S. Treasury Obligations (Cost $1,999,523)		1,999,528
Commercial Papers (21.3%)
HP, Inc., 1.07%, 1/19/16 (a) (b)	600,000	599,661
Thomson Reuters Corp., 0.29%, 1/5/16 (a) (b)	550,000	549,978
Total Commercial Papers (Cost $1,149,671)		1,149,639
Total Investments (Cost $3,149,194) — 58.4%		3,149,167
Segregated cash with broker — 4.1% (c)		221,977
Other assets in excess of liabilities — 37.5%		2,021,695
NET ASSETS — 100.00%		$5,392,839

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Segregated cash with broker represents collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note	2	3/22/16	$251,813	$(413)
2-Year U.S. Treasury Note	1	4/01/16	217,234	(316)
5-Year U.S. Treasury Note	3	4/01/16	354,961	(713)
Canada 10-Year Bond Future	2	3/22/16	203,816	2,563
Long Gilt Future	1	3/30/16	172,118	(717)
				$404

See notes to financial statements.

Victory Portfolios II Victory CEMP Ultra Short Term Fixed Income Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares or Par Value or Principal Amount	Value
U.S. Treasury Obligations (52.8%)
U.S. Treasury Bills 0.42%, 6/2/16 (a)	$2,000,000	$1,996,392
0.44%, 6/9/16 (a)	1,000,000	998,039
0.52%, 11/10/16 (a)	2,500,000	2,488,705
Total U.S. Treasury Obligations (Cost $5,480,282)		5,483,136
Commercial Papers (39.5%)
Amcor Ltd., 1.02%, 2/18/16 (a) (b)	500,000	499,307
American Crystal Sugar, 0.67%, 2/1/16 (a) (b)	500,000	499,702
AutoZone, Inc., 0.58%, 1/11/16 (a) (b)	500,000	499,912
Clorox Co., 0.56%, 2/2/16 (a) (b)	500,000	499,744
Dominion Resources, Inc., 0.36%, 2/4/16 (a) (b)	500,000	499,825
Duke Energy Corp., 0.66%, 1/20/16 (a) (b)	500,000	499,816
HP, Inc., 1.07%, 1/19/16 (a) (b)	600,000	599,661
Volvo Treasury NA, LP, 0.76%, 1/25/16 (a) (b)	500,000	499,735
Total Commercial Papers (Cost $4,097,716)		4,097,701
Cash Equivalents (7.9%)
Citibank Money Market Deposit Account, 0.02% (c)	820,667	820,667
Total Cash Equivalents (Cost $820,667)		820,667
Total Investments (Cost $10,398,665) — 100.2%		10,401,504
Liabilities in excess of other assets — (0.2)%		(19,973)
NET ASSETS — 100.00%		$10,381,531

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

LP — Limited Partnership

See notes to financial statements.

Victory Portfolios II Victory CEMP Multi-Asset Balanced Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (11.3%)
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	899	$28,184
Victory CEMP International High Div Volatility Wtd Index ETF	1,585	51,196
Victory CEMP International Volatility Wtd Index ETF	1,520	51,239
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	24,121	862,085
Victory CEMP US 500 Volatility Wtd Index ETF	36,119	1,293,059
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	12,431	429,491
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	14,790	522,827
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	1,484	51,079
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	1,547	50,912
Victory CEMP US Small Cap Volatility Wtd Index ETF	1,547	50,958
Total Affiliated Exchange-Traded Funds (Cost $3,395,554)		3,391,030
Affiliated Mutual Funds (80.9%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	114,907	867,550
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	145,621	866,447
Victory CEMP Emerging Market Volatility Wtd Index Fund	99,678	819,351
Victory CEMP International Enhanced Volatility Wtd Index Fund	323,047	3,246,618
Victory CEMP International Volatility Wtd Index Fund	230,659	2,440,374
Victory CEMP Long/Short Strategy Index Fund	175,405	1,875,082
Victory CEMP Market Neutral Income Fund	1,023,759	9,398,110
Victory CEMP REC Enhanced Volatility Wtd Index Fund	116,171	1,082,717
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	145,648	1,931,290
Victory CEMP US 500 Volatility Wtd Index Fund	111,584	1,365,787
Victory CEMP US Small Cap Volatility Wtd Index Fund	38,741	459,079
Total Affiliated Mutual Funds (Cost $26,437,780)		24,352,405
Cash Equivalents (2.2%)
Citibank Money Market Deposit Account, 0.02% (a)	672,913	672,913
Total Cash Equivalents (Cost $672,913)		672,913
Total Investments (Cost $30,506,247) — 94.4%		28,416,348
Other assets in excess of liabilities — 5.6%		1,691,826
NET ASSETS — 100.00%		$30,108,174

(a)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios II Victory CEMP Multi-Asset Growth Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (92.1%)
Victory CEMP International High Div Volatility Wtd Index ETF	94,221	$3,043,338
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	69,681	2,463,223
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	88,913	3,060,386
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	31,699	1,043,214
Total Affiliated Exchange-Traded Funds (Cost $9,780,814)		9,610,161
Cash Equivalents (62.6%)
Citibank Money Market Deposit Account, 0.02% (a)	6,532,478	6,532,478
Total Cash Equivalents (Cost $6,532,478)		6,532,478
Total Investments (Cost $16,313,292) — 154.7%		16,142,639
Liabilities in excess of other assets — (54.7)%		(5,710,849)
NET ASSETS — 100.00%		$10,431,790

(a)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios II Victory CEMP Alternative Strategies Fund	Schedule of Portfolio Investments December 31, 2015

  (Unaudited)

Security Description	Shares	Value
Affiliated Mutual Funds (95.7%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	361,760	$2,731,287
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	458,458	2,727,825
Victory CEMP Long/Short Strategy Index Fund	1,006,233	10,756,630
Victory CEMP Market Neutral Income Fund	1,193,606	10,957,306
Total Affiliated Mutual Funds (Cost $29,922,550)		27,173,048
Cash Equivalents (2.1%)
Citibank Money Market Deposit Account, 0.02% (a)	582,658	582,658
Total Cash Equivalents (Cost $582,658)		582,658
Total Investments (Cost $30,505,208) — 97.7%		27,755,706
Other assets in excess of liabilities — 2.3%		646,651
NET ASSETS — 100.00%		$28,402,357

(a)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2015

  (Unaudited)

	Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP Emerging Market Volatility Wtd Index Fund	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
ASSETS:
Investments, at value (Cost $26,985,490, $7,039,944, $8,606,614, $13,839,761 and $181,850,455)	$29,712,430	$7,323,543	$8,519,157	$11,881,321	$193,580,421
Foreign currency, at value (Cost $0, $0, $73,793, $9,811 and $0)	—	—	74,474	9,777	—
Deposit with broker for future contracts	141,208	74,577	68,499	121,794	202,913
Dividends receivable	37,846	8,335	17,179	14,413	232,829
Receivable for capital shares issued	13,308	1,581	1,186	53,389	125,234
Receivable for investments sold	—	—	8,423,117	—	—
Reclaims receivable	—	—	23,013	1	—
Receivable from adviser	—	1,648	—	9,584	—
Prepaid expenses	25,497	17,291	17,837	70,856	91,029
Total Assets	29,930,289	7,426,975	17,144,462	12,161,135	194,232,426
LIABILITIES:
Due to custodian	—	—	7,768,223	—	—
Payable for investments purchased	—	—	28,979	1,113,298	—
Payable for capital shares redeemed	234,941	75,386	135,764	—	337,721
Unrealized depreciation on variation margin	3,962	6,718	12,405	1,700	15,603
Foreign tax payable	—	—	—	2,111	—
Accrued expenses and other payables:
Investment advisory fees	9,446	—	2,239	—	67,341
Administration fees	1,807	1,853	6,176	2,864	—
Custodian fees	3,182	—	—	—	2,639
Transfer agent fees	6,036	4,511	3,909	5,728	24,052
Trustees' fees	30	—	42	15	198
12b-1 fees	6,730	2,975	2,364	2,505	69,598
Other accrued expenses	6,698	11,684	4,751	694	4,101
Total Liabilities	272,832	103,127	7,964,852	1,128,915	521,253
NET ASSETS:
Capital	26,932,660	7,395,199	10,478,574	15,183,439	183,115,620
Accumulated undistributed (distributions in excess of) net investment income	23,754	10,993	(32,682)	1,216	144,643
Accumulated net realized losses from investments	(108,911)	(364,334)	(1,166,134)	(2,175,277)	(1,273,526)
Net unrealized appreciation (depreciation) on investments	2,809,954	281,990	(100,148)	(1,977,158)	11,724,436
Net Assets	$29,657,457	$7,323,848	$9,179,610	$11,032,220	$193,711,173

(continues on next page)

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2015

  (Unaudited)

	Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP Emerging Market Volatility Wtd Index Fund	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Net Assets
Class A Shares	$15,436,936	$2,493,766	$3,335,073	$7,286,850	$84,485,445
Class C Shares	3,862,348	2,221,988	437,389	1,419,534	57,628,559
Class I Shares	10,358,173	2,608,094	5,407,148	2,325,836	51,597,169
Total	$29,657,457	$7,323,848	$9,179,610	$11,032,220	$193,711,173
Shares (unlimited number of shares authorized with a par value of $0.01 per share):
Class A Shares	1,263,454	211,074	315,918	887,000	6,369,047
Class C Shares	320,071	189,462	41,680	174,374	4,408,595
Class I Shares	846,212	220,018	511,144	282,929	3,889,730
Total	2,429,737	620,554	868,742	1,344,303	14,667,372
Net aset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$12.22	$11.81	$10.56	$8.22	$13.27
Class C Shares (a)	$12.07	$11.73	$10.49	$8.14	$13.07
Class I Shares	$12.24	$11.85	$10.58	$8.22	$13.26
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$12.97	$12.53	$11.20	$8.72	$14.08

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2015

  (Unaudited)

			Consolidated
	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP REC Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
ASSETS:
Investments, at value (Cost $34,879,304, $8,879,060, $8,315,043 and $5,386,557)	$34,406,468	$9,318,852	$8,316,319	$5,387,469
Foreign currency, at value (Cost $236,019, $0, $0 and $0)	239,807	—	—	—
Deposit with broker for future contracts	145,931	34,249	731,085	594,293
Dividends receivable	46,313	53,529	2,065	2,053
Receivable for capital shares issued	—	100,000	13,060	—
Receivable for investments sold	9,167,802	—	—	—
Unrealized appreciation on variation margin	—	—	21,201	21,373
Reclaims receivable	102,267	—	—	—
Receivable from adviser	—	—	—	—
Prepaid expenses	48,997	14,924	22,576	26,432
Total Assets	44,157,585	9,521,554	9,106,306	6,031,620
LIABILITIES:
Due to custodian	8,655,957	68,633	—	—
Payable for investments purchased	32,118	—	—	—
Payable for capital shares redeemed	185,980	15,326	84,492	5,283
Unrealized depreciation on variation margin	13,743	540	25,401	18,724
Accrued expenses and other payables:
Investment advisory fees	6,803	4,250	760	1,010
Administration fees	—	912	1,491	1,098
Custodian fees	—	1,435	301	282
Transfer agent fees	18,127	5,733	3,432	2,595
Trustees' fees	100	—	—	7
12b-1 fees	11,259	2,604	1,082	504
Other accrued expenses	2,482	6,644	3,379	2,883
Total Liabilities	8,926,569	106,077	120,338	32,386
NET ASSETS:
Capital	44,561,977	9,736,618	14,261,703	8,147,511
Accumulated undistributed (distributions in excess of) net investment income	146,402	96,012	(1,569,027)	(317,957)
Accumulated net realized losses from investments	(8,986,257)	(857,105)	(3,729,572)	(1,850,627)
Net unrealized appreciation (depreciation) on investments	(491,106)	439,952	22,864	20,307
Net Assets	$35,231,016	$9,415,477	$8,985,968	$5,999,234

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2015

  (Unaudited)

			Consolidated
	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP REC Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Net Assets
Class A Shares	$16,547,355	$5,114,991	$3,645,836	$666,554
Class C Shares	7,151,092	1,334,799	181,127	231,435
Class I Shares	11,532,569	2,965,687	5,159,005	5,101,245
Total	$35,231,016	$9,415,477	$8,985,968	$5,999,234
Shares (unlimited number of shares authorized with a par value of $0.01 per share):
Class A Shares	1,645,572	548,994	615,950	88,816
Class C Shares	719,157	144,532	31,340	31,654
Class I Shares	1,147,211	318,106	866,803	675,608
Total	3,511,940	1,011,632	1,514,093	796,078
Net aset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.06	$9.32	$5.92	$7.50
Class C Shares (a)	$9.94	$9.24	$5.78	$7.31
Class I Shares	$10.05	$9.32	$5.95	$7.55
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.67	$9.89	$6.28	$7.96

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2015

  (Unaudited)

	Victory CEMP Long/Short Strategy Fund	Victory CEMP Market Neutral Income Fund	Victory CEMP Enhanced Fixed Income Fund	Victory CEMP Ultra Short Term Fixed Income Fund
ASSETS:
Investments, at value (Cost $13,920,039, $64,800,929, $3,149,194 and $10,398,665)	$14,666,565	$59,431,416	$3,149,167	$10,401,504
Cash	—	—	2,120,567	—
Foreign currency, at value (Cost $0, $52,400, $0 and $0)	—	51,708	—	—
Deposit with broker for future contracts	427,359	7,138,904	221,977	—
Dividends receivable	18,313	103,673	117	25
Receivable for capital shares issued	—	134,285	—	2,267
Receivable for investments sold	—	1,097,351	—	—
Unrealized appreciation on variation margin	43,200	658,440	1,809	—
Reclaims receivable	—	14,141	—	—
Receivable from adviser	—	—	—	1,811
Prepaid expenses	9,321	26,313	5,664	13,984
Total Assets	15,164,758	68,656,231	5,499,301	10,419,591
LIABILITIES:
Written options, at value (Proceeds $0, $290,948, $0 and $0)	—	145,738	—	—
Payable for investments purchased	—	348,572	—	—
Payable for capital shares redeemed	—	242,063	97,018	33,488
Payable for income	—	—	—	2,047
Unrealized depreciation on variation margin	—	228,015	—	—
Foreign tax payable	—	173	—	—
Accrued expenses and other payables:
Investment advisory fees	10,866	21,876	430	—
Administration fees	1,684	—	160	283
Custodian fees	820	3,472	2,835	—
Transfer agent fees	5,274	6,021	840	929
Chief Compliance Officer fees	—	—	379	—
Trustees' fees	—	—	307	67
12b-1 fees	623	6,804	3,304	873
Other accrued expenses	4,412	4,038	1,189	373
Total Liabilities	23,679	1,006,772	106,462	38,060
NET ASSETS:
Capital	14,593,488	72,541,775	5,705,549	10,383,734
Accumulated undistributed (distributions in excess of) net investment income	28,662	108,627	(71,122)	475
Accumulated net realized gains (losses) from investments	(222,984)	295,015	(159,358)	(5,517)
Net unrealized appreciation (depreciation) on investments	741,913	(5,295,958)	(82,230)	2,839
Net Assets	$15,141,079	$67,649,459	$5,392,839	$10,381,531

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2015

  (Unaudited)

	Victory CEMP Long/Short Strategy Fund	Victory CEMP Market Neutral Income Fund	Victory CEMP Enhanced Fixed Income Fund	Victory CEMP Ultra Short Term Fixed Income Fund
Net Assets
Class A Shares	$824,491	$27,588,675	$3,455,643	$2,359,292
Class C Shares	80,679	448,335	505,939	N/A
Class I Shares	14,235,909	39,612,449	1,431,257	8,022,239
Total	$15,141,079	$67,649,459	$5,392,839	$10,381,531
Shares (unlimited number of shares authorized with a par value of $0.01 per share):
Class A Shares	77,468	3,014,210	363,029	236,076
Class C Shares	7,786	49,255	53,734	N/A
Class I Shares	1,331,986	4,313,435	150,343	802,302
Total	1,417,240	7,376,900	567,106	1,038,378
Net aset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.64	$9.15	$9.52	$9.99
Class C Shares (a)	$10.36	$9.10	$9.42	N/A
Class I Shares	$10.69	$9.18	$9.52	$10.00
Maximum Sales Charge — Class A Shares	5.75%	5.75%	2.00%	1.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.29	$9.71	$9.71	$10.09

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2015

  (Unaudited)

	Victory CEMP Multi-Asset Balanced Fund	Victory CEMP Multi-Asset Growth Fund	Victory CEMP Alternative Strategies Fund
ASSETS:
Affiliated investments, at value (Cost $29,833,334, $9,780,814 and $29,922,550)	$27,743,435	$9,610,161	$27,173,048
Unaffiliated investments, at value (Cost $672,913, $6,532,478 and $582,658)	672,913	6,532,478	582,658
Cash	1,138,462	—	772,509
Dividends receivable	9	10	6
Receivable for capital shares issued	2,928	3,901	56
Receivable for investments sold	910,705	599,522	—
Receivable from adviser	8,418	5,925	14,178
Prepaid expenses	29,719	19,475	28,084
Total Assets	30,506,589	16,771,472	28,570,539
LIABILITIES:
Payable for investments purchased	328,479	6,325,484	—
Payable for capital shares redeemed	42,891	—	133,301
Accrued expenses and other payables:
Administration fees	375	1,598	—
Custodian fees	1,657	1,004	642
Transfer agent fees	9,698	4,365	22,277
Trustees' fees	56	—	83
12b-1 fees	13,043	4,870	9,565
Other accrued expenses	2,216	2,361	2,314
Total Liabilities	398,415	6,339,682	168,182
NET ASSETS:
Capital	32,084,809	11,168,864	35,660,601
Accumulated undistributed (distributions in excess of) net investment income	112,096	(12,994)	(36,027)
Accumulated net realized gains (losses) from investments	1,168	(553,427)	(4,472,715)
Net unrealized depreciation on investments	(2,089,899)	(170,653)	(2,749,502)
Net Assets	$30,108,174	$10,431,790	$28,402,357

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2015

  (Unaudited)

	Victory CEMP Multi-Asset Balanced Fund	Victory CEMP Multi-Asset Growth Fund	Victory CEMP Alternative Strategies Fund
Net Assets
Class A Shares	$20,465,643	$6,605,657	$23,401,272
Class C Shares	9,642,531	3,826,133	5,001,085
Total	$30,108,174	$10,431,790	$28,402,357
Shares (unlimited number of shares authorized with a par value of $0.01 per share):
Class A Shares	1,954,935	773,208	2,496,223
Class C Shares	939,127	464,752	546,611
Total	2,894,062	1,237,960	3,042,834
Net aset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.47	$8.54	$9.37
Class C Shares (a)	$10.27	$8.23	$9.15
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.11	$9.06	$9.94

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2015

  (Unaudited)

	Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP Emerging Market Volatility Wtd Index Fund	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Investment Income:
Dividend income	$299,005	$99,501	$180,943	$181,339	$1,855,482
Securities lending income	2,331	10,406	274	1,247	9,152
Foreign tax withholding	—	—	(21,730)	(15,509)	—
Total Income	301,336	109,907	159,487	167,077	1,864,634
Expenses:
Investment advisory fees	116,394	47,253	76,196	59,508	713,567
Administration fees	18,360	10,800	29,205	23,851	82,942
12B-1 fees — Class A Shares	22,206	9,692	12,928	8,998	100,123
12B-1 fees — Class C Shares	11,639	10,346	950	7,195	292,781
12B-1 fees — Class T Shares	477	166	32	454	25,911
Custodian fees	3,798	1,137	28,029	69,360	13,418
Transfer agent fees — Class A Shares	5,031	3,936	3,345	2,981	21,944
Transfer agent fees — Class C Shares	681	1,199	155	1,116	14,882
Transfer agent fees — Class I Shares	3,767	1,592	3,256	3,854	21,986
Transfer agent fees — Class T Shares	56	21	5	57	—
Trustees' fees	1,723	780	1,054	866	10,489
Chief Compliance Officer fees	1,606	785	1,046	897	10,056
Legal and audit fees	12,542	6,321	8,018	6,771	69,982
State registration and filing fees	12,610	12,550	10,075	10,075	25,220
Other expenses	8,171	6,783	6,380	6,738	35,055
Total Expenses	219,061	113,361	180,674	202,721	1,438,356
Expenses waived/reimbursed by Adviser	(62,234)	(43,583)	(86,441)	(123,175)	(273,784)
Net Expenses	156,827	69,778	94,233	79,546	1,164,572
Net Investment Income	144,509	40,129	65,254	87,531	700,062
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	180,074	(142,536)	(840,493)	(1,328,366)	830,489
Net realized gains (losses) from future contracts	15,183	(88,508)	(63,333)	(447,510)	19,473
Net change in unrealized appreciation (depreciation) on investments	(1,061,376)	(911,879)	(412,197)	(1,471,726)	(6,874,146)
Net change in unrealized appreciation (depreciation) from future contracts	11,714	2,992	19,459	9,679	77,308
Net realized/unrealized gains (losses) from investment transactions	(854,405)	(1,139,931)	(1,296,564)	(3,237,923)	(5,946,876)
Change in net assets resulting from operations	$(709,896)	$(1,099,802)	$(1,231,310)	$(3,150,392)	$(5,246,814)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2015

  (Unaudited)

			Consolidated
	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP REC Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Investment Income:
Dividend income from affiliated investments	$—	$—	$572	$442
Dividend income from unaffiliated investments	614,733	234,697	794	843
Interest income from unaffiliated investments	—	—	27,517	17,308
Securities lending income	767	16,681	—	—
Foreign tax withholding	(40,228)	(735)	—	—
Total Income	575,272	250,643	28,883	18,593
Expenses:
Investment advisory fees	255,491	86,482	40,003	29,704
Administration fees	45,824	8,663	6,296	5,341
12B-1 fees — Class A Shares	27,531	9,231	6,326	1,928
12B-1 fees — Class C Shares	36,782	7,216	986	1,229
12B-1 fees — Class T Shares	6,060	437	24	123
Custodian fees	45,354	1,984	737	568
Transfer agent fees — Class A Shares	8,624	4,316	2,492	945
Transfer agent fees — Class C Shares	3,850	953	186	170
Transfer agent fees — Class I Shares	14,738	4,893	2,325	3,382
Transfer agent fees — Class T Shares	828	92	4	31
Trustees' fees	3,779	926	532	394
Chief Compliance Officer fees	3,728	957	538	358
Legal and audit fees	25,865	7,251	5,443	4,388
State registration and filing fees	12,610	10,075	10,075	5,068
Other expenses	14,084	5,419	3,870	3,115
Total Expenses	505,148	148,895	79,837	56,744
Expenses waived/reimbursed by Adviser	(165,090)	(36,741)	(30,136)	(21,973)
Net Expenses	340,058	112,154	49,701	34,771
Net Investment Income	235,214	138,489	(20,818)	(16,178)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(7,571,380)	(806,829)	(15,346)	(2,969)
Net realized gains (losses) from future contracts	(348,608)	(53,112)	(1,756,089)	(966,985)
Net change in unrealized appreciation (depreciation) on investments	(218,490)	435,814	4,814	(1,101)
Net change in unrealized appreciation (depreciation) from future contracts	74,336	25,830	(32,022)	(5,531)
Net realized/unrealized gains (losses) from investment transactions	(8,064,142)	(398,297)	(1,798,643)	(976,586)
Change in net assets resulting from operations	$(7,828,928)	$(259,808)	$(1,819,461)	$(992,764)
See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2015

  (Unaudited)

	Victory CEMP Long/Short Strategy Fund	Victory CEMP Market Neutral Income Fund	Victory CEMP Enhanced Fixed Income Fund	Victory CEMP Ultra Short Term Fixed Income Fund
Investment Income:
Dividend income from affiliated investments	$—	$—	$1,059	$—
Dividend income from unaffiliated investments	127,520	943,261	2,886	437
Interest income from unaffiliated investments	—	—	55,219	40,374
Securities lending income	1,962	11,246	4	—
Foreign tax withholding	—	(39,676)	—	—
Total Income	129,482	914,831	59,168	40,811
Expenses:
Investment advisory fees	85,326	176,329	39,574	27,879
Administration fees	11,427	41,153	10,782	6,928
12B-1 fees — Class A Shares	3,563	38,782	19,038	5,798
12B-1 fees — Class C Shares	411	2,340	2,805	—
12B-1 fees — Class T Shares	16	105	396	—
Custodian fees	1,305	10,602	3,399	795
Transfer agent fees — Class A Shares	1,536	5,431	851	792
Transfer agent fees — Class C Shares	100	252	129	—
Transfer agent fees — Class I Shares	6,875	7,218	915	1,732
Transfer agent fees — Class T Shares	5	9	4	—
Trustees' fees	745	2,845	1,359	742
Chief Compliance Officer fees	739	2,743	1,689	649
Legal and audit fees	6,058	19,406	8,605	5,940
State registration and filing fees	5,008	5,008	5,915	5,006
Other expenses	5,705	9,950	6,419	3,893
Total Expenses	128,819	322,173	101,880	60,154
Expenses waived/reimbursed by Adviser	(35,969)	(89,944)	(34,490)	(36,992)
Net Expenses	92,850	232,229	67,390	23,162
Net Investment Income	36,632	682,602	(8,222)	17,649
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(171,655)	(2,469,297)	(63,012)	(4,885)
Net realized gains (losses) from future contracts	124,586	4,511,740	(68,296)	—
Net realized gains (losses) from written options	—	1,176,791	—	—
Net change in unrealized appreciation (depreciation) on investments	(199,418)	(3,017,174)	(5,657)	(625)
Net change in unrealized appreciation (depreciation) from future contracts	(124,763)	(1,177,487)	8,272	—
Net change in unrealized appreciation (depreciation) from written options	—	502,215	—	—
Net realized/unrealized gains (losses) from investment transactions	(371,250)	(473,212)	(128,693)	(5,510)
Change in net assets resulting from operations	$(334,618)	$209,390	$(136,915)	$12,139

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2015

  (Unaudited)

	Victory CEMP Multi-Asset Balanced Fund	Victory CEMP Multi-Asset Growth Fund	Victory CEMP Alternative Strategies Fund
Investment Income:
Dividend income from affiliated investments	$433,500	$97,316	$560,309
Dividend income from unaffiliated investments	647	300	485
Total Income	434,147	97,616	560,794
Expenses:
Administration fees	15,917	7,420	15,639
12B-1 fees — Class A Shares	25,953	8,329	34,691
12B-1 fees — Class C Shares	54,039	21,782	29,489
12B-1 fees — Class T Shares	9,876	4,890	3,077
Custodian fees	3,688	1,814	2,841
Transfer agent fees — Class A Shares	9,267	4,259	23,079
Transfer agent fees — Class C Shares	4,278	1,886	4,669
Transfer agent fees — Class T Shares	649	349	403
Trustees' fees	2,022	695	2,143
Chief Compliance Officer fees	1,920	672	2,077
Legal and audit fees	13,728	5,573	14,379
State registration and filing fees	20,152	17,678	20,152
Other expenses	6,832	3,900	7,928
Total Expenses	168,321	79,247	160,567
Expenses waived/reimbursed by Adviser	(34,746)	(28,405)	(49,455)
Net Expenses	133,575	50,842	111,112
Net Investment Income	300,572	46,774	449,682
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from affiliated investment transactions	210,974	(254,984)	(216,297)
Net change in unrealized depreciation on affiliated investments	(2,072,239)	(604,270)	(2,221,698)
Net realized/unrealized gains (losses) from investment transactions	(1,861,265)	(859,254)	(2,437,995)
Change in net assets resulting from operations	$(1,560,693)	$(812,480)	$(1,988,313)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP US 500 Volatility Wtd Index Fund		Victory CEMP US Small Cap Volatility Wtd Index Fund		Victory CEMP International Volatility Wtd Index Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$144,509	$319,386	$40,129	$84,373	$65,254	$336,667
Net realized gains (losses) from investment transactions	195,257	4,590,533	(231,044)	1,259,722	(903,826)	(2,585)
Distributions of realized gains from underyling investment companies	—	—	—	1,441	—	—
Net change in unrealized depreciation on investments	(1,049,662)	(2,518,389)	(908,887)	(504,138)	(392,738)	(2,395,412)
Change in net assets resulting from operations	(709,896)	2,391,530	(1,099,802)	841,398	(1,231,310)	(2,061,330)
Distributions to Shareholders:
From net investment income:
Class A Shares	(61,588)	(133,291)	(18,539)	(43,499)	(32,450)	(138,887)
Class C Shares	(3,665)	(1,167)	(23)	(361)	(166)	(826)
Class I Shares	(60,517)	(177,326)	(14,406)	(44,254)	(36,931)	(192,804)
Class T Shares	—	(1,534)	—	(248)	(43)	(193)
From net realized gains:
Class A Shares	(1,495,734)	(1,478,698)	(407,378)	(559,095)	(572)	(732,838)
Class C Shares	(356,473)	(105,106)	(178,723)	(163,961)	(26)	(7,708)
Class I Shares	(1,051,727)	(2,032,582)	(242,064)	(636,483)	(428)	(1,348,626)
Class T Shares	—	(26,775)	—	(6,639)	—	(1,107)
Change in net assets resulting from distributions to shareholders	(3,029,704)	(3,956,479)	(861,133)	(1,454,540)	(70,616)	(2,422,989)
Change in net assets from capital transactions	(428,796)	(12,906,131)	(8,425,827)	(1,355,027)	(10,245,615)	(10,938,295)
Change in net assets	(4,168,396)	(14,471,080)	(10,386,762)	(1,968,169)	(11,547,541)	(15,422,614)
Net Assets:
Beginning of period	33,825,853	48,296,933	17,710,610	19,678,779	20,727,151	36,149,765
End of period	$29,657,457	$33,825,853	$7,323,848	$17,710,610	$9,179,610	$20,727,151
Accumulated undistributed (distributions in excess of) net investment income	$23,754	$5,015	$10,993	$3,832	$(32,682)	$(28,346)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP US 500 Volatility Wtd Index Fund		Victory CEMP US Small Cap Volatility Wtd Index Fund		Victory CEMP International Volatility Wtd Index Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$879,254	$3,980,121	$522,746	$5,938,819	$351,053	$1,636,734
Dividends reinvested	1,326,188	1,308,672	425,339	599,006	31,016	776,057
Subscription Exchange	341,906	—	121,194	—	24,006	—
Cost of shares redeemed	(3,823,651)	(6,339,349)	(8,821,878)	(2,885,451)	(7,755,271)	(2,755,338)
Total Class A Shares	$(1,276,303)	$(1,050,556)	$(7,752,599)	$3,652,374	$(7,349,196)	$(342,547)
Class C Shares
Proceeds from shares issued	$2,507,916	$1,067,783	$461,846	$938,606	$325,003	$53,173
Dividends reinvested	359,110	105,475	178,747	163,900	192	7,843
Cost of shares redeemed	(204,562)	(347,931)	(198,485)	(528,686)	(9,077)	(50,030)
Total Class C Shares	$2,662,464	$825,327	$442,108	$573,820	$316,118	$10,986
Class I Shares
Proceeds from shares issued	$1,148,746	$8,094,474	$177,552	$1,848,237	$177,879	$3,800,503
Dividends reinvested	864,545	791,125	185,023	264,873	15,218	271,875
Cost of shares redeemed	(3,496,687)	(21,575,147)	(1,377,537)	(7,738,144)	(3,388,233)	(14,694,885)
Total Class I Shares	$(1,483,396)	$(12,689,548)	$(1,014,962)	$(5,625,034)	$(3,195,136)	$(10,622,507)
Class T Shares
Proceeds from shares issued	$10,226	$1,349	$30,151	$37,616	$6,562	$14,473
Dividends reinvested	119	7,359	133	6,887	43	1,300
Cost of shares redeemed	—	(62)	(9,464)	(690)	—	—
Redemption Exchange	(341,906)	—	(121,194)	—	(24,006)	—
Total Class T Shares	$(331,561)	$8,646	$(100,374)	$43,813	$(17,401)	$15,773
Change in net assets from capital transactions	$(428,796)	$(12,906,131)	$(8,425,827)	$(1,355,027)	$(10,245,615)	$(10,938,295)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP US 500 Volatility Wtd Index Fund		Victory CEMP US Small Cap Volatility Wtd Index Fund		Victory CEMP International Volatility Wtd Index Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	65,699	288,930	38,907	446,025	32,725	143,084
Reinvested	106,740	99,819	35,162	47,091	3,013	70,482
Issued exchange	25,439	—	9,292	—	2,202	—
Redeemed	(289,492)	(456,671)	(695,188)	(210,534)	(715,905)	(235,283)
Total Class A Shares	(91,614)	(67,922)	(611,827)	282,582	(677,965)	(21,717)
Class C Shares
Issued	186,931	76,985	35,086	70,015	30,397	4,429
Reinvested	29,291	8,154	14,883	13,039	18	719
Redeemed	(15,614)	(24,924)	(15,817)	(39,491)	(870)	(3,968)
Total Class C Shares	200,608	60,215	34,152	43,563	29,545	1,180
Class I Shares
Issued	86,084	570,110	13,117	134,776	15,998	314,519
Reinvested	69,461	60,261	15,231	20,774	1,474	24,624
Redeemed	(265,619)	(1,574,223)	(107,086)	(579,391)	(313,000)	(1,312,300)
Total Class I Shares	(110,074)	(943,852)	(78,738)	(423,841)	(295,528)	(973,157)
Class T Shares
Issued	765	95	2,218	2,831	575	1,146
Reinvested	9	564	11	543	4	118
Redeemed	—	(4)	(630)	(51)	—	—
Redeemed exchange	(25,439)	—	(9,292)	—	(2,202)	—
Total Class T Shares	(24,665)	655	(7,693)	3,323	(1,623)	1,264
Change in shares	(25,745)	(950,904)	(664,106)	(94,373)	(945,571)	(992,430)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Emerging Market Volatility Wtd Index Fund		Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP International Enhanced Volatility Wtd Index Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$87,531	$185,088	$700,062	$565,377	$235,214	$870,908
Net realized gains from investment transactions	(1,775,876)	(169,079)	849,962	12,766,098	(7,919,988)	(977,723)
Net change in unrealized appreciation (depreciation) on investments	(1,462,047)	(1,788,075)	(6,796,838)	(1,711,629)	(144,154)	(6,447,815)
Change in net assets resulting from operations	(3,150,392)	(1,772,066)	(5,246,814)	11,619,846	(7,828,928)	(6,554,630)
Distributions to Shareholders:
From net investment income:
Class A Shares	(45,947)	(78,452)	(283,190)	(194,828)	(43,314)	(206,922)
Class C Shares	(6,836)	(4,683)	(17,708)	(4)	(2,639)	(37,899)
Class I Shares	(28,643)	(127,931)	(265,461)	(349,137)	(115,132)	(574,258)
Class T Shares	—	(2,381)	(21,046)	(13,767)	—	(30,419)
From net realized gains:
Class A Shares	—	—	(3,201,414)	(4,071,390)	—	(908,002)
Class C Shares	—	—	(2,186,914)	(2,493,428)	—	(271,718)
Class I Shares	—	—	(1,966,743)	(4,174,577)	—	(2,309,234)
Class T Shares	—	—	—	(795,803)	—	(129,588)
Change in net assets resulting from distributions to shareholders	(81,426)	(213,447)	(7,942,476)	(12,092,934)	(161,085)	(4,468,040)
Change in net assets from capital transactions	(5,856,249)	2,519,529	(5,964,308)	(420,603)	(35,350,889)	(9,998,443)
Change in net assets	(9,088,067)	534,016	(19,153,598)	(893,691)	(43,340,902)	(21,021,113)
Net Assets:
Beginning of period	20,120,287	19,586,271	212,864,771	213,758,462	78,571,918	99,593,031
End of period	$11,032,220	$20,120,287	$193,711,173	$212,864,771	$35,231,016	$78,571,918
Accumulated undistributed (distributions in excess of) net investment income	$1,216	$(4,889)	$144,643	$31,986	$146,402	$72,273

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Emerging Market Volatility Wtd Index Fund		Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP International Enhanced Volatility Wtd Index Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$4,710,649	$6,212,905	$14,397,596	$28,739,300	$6,396,273	$6,750,567
Dividends reinvested	45,660	74,609	3,423,635	4,180,076	42,486	1,100,420
Subscription Exchange	317,771	—	17,402,807	—	4,088,450	—
Cost of shares redeemed	(4,923,407)	(6,622,036)	(20,792,836)	(34,774,122)	(13,311,624)	(15,684,198)
Total Class A Shares	$150,673	$(334,522)	$14,431,202	$(1,854,746)	$(2,784,415)	$(7,833,211)
Class C Shares
Proceeds from shares issued	$276,549	$774,833	$11,838,696	$29,792,498	$1,317,481	$4,809,809
Dividends reinvested	6,169	4,358	2,193,223	2,395,147	2,325	281,164
Cost of shares redeemed	(237,223)	(567,511)	(9,450,083)	(8,525,272)	(1,220,977)	(2,676,007)
Total Class C Shares	$45,495	$211,680	$4,581,836	$23,662,373	$98,829	$2,414,966
Class I Shares
Proceeds from shares issued	$1,304,666	$14,914,957	$13,403,794	$40,504,368	$1,972,961	$32,773,546
Dividends reinvested	14,694	28,754	1,999,967	2,516,287	34,493	658,598
Cost of shares redeemed	(7,055,327)	(12,457,723)	(23,334,823)	(72,256,367)	(30,628,145)	(39,529,052)
Total Class I Shares	$(5,735,967)	$2,485,988	$(7,931,062)	$(29,235,712)	$(28,620,691)	$(6,096,908)
Class T Shares
Proceeds from shares issued	$9,777	$179,627	$600,414	$6,711,098	$137,535	$1,883,373
Dividends reinvested	2,012	2,340	19,918	769,769	6,729	154,275
Cost of shares redeemed	(10,468)	(25,584)	(263,809)	(473,385)	(100,426)	(520,938)
Redemption Exchange	(317,771)	—	(17,402,807)	—	(4,088,450)	—
Total Class T Shares	$(316,450)	$156,383	$(17,046,284)	$7,007,482	$(4,044,612)	$1,516,710
Change in net assets from capital transactions	$(5,856,249)	$2,519,529	$(5,964,308)	$(420,603)	$(35,350,889)	$(9,998,443)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Emerging Market Volatility Wtd Index Fund		Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP International Enhanced Volatility Wtd Index Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	540,204	608,456	1,022,015	2,027,384	614,094	588,862
Reinvested	5,568	7,528	254,280	311,186	4,256	100,563
Issued exchange	35,545	—	1,261,987	—	395,401	—
Redeemed	(559,960)	(641,144)	(1,498,672)	(2,460,365)	(1,287,630)	(1,354,485)
Total Class A Shares	21,357	(25,160)	1,039,610	(121,795)	(273,879)	(665,060)
Class C Shares
Issued	32,728	74,788	862,601	2,118,573	128,079	414,229
Reinvested	758	438	165,154	180,766	235	26,005
Redeemed	(28,313)	(56,774)	(691,655)	(608,986)	(118,128)	(237,220)
Total Class C Shares	5,173	18,452	336,100	1,690,353	10,186	203,014
Class I Shares
Issued	146,284	1,409,739	966,331	2,856,136	183,788	2,733,361
Reinvested	1,792	2,904	148,666	187,091	3,441	59,884
Redeemed	(831,441)	(1,215,587)	(1,693,347)	(5,119,562)	(2,963,821)	(3,523,820)
Total Class I Shares	(683,365)	197,056	(578,350)	(2,076,335)	(2,776,592)	(730,575)
Class T Shares
Issued	1,014	16,930	42,640	477,128	12,316	159,597
Reinvested	246	235	1,538	57,581	676	14,150
Redeemed	(1,189)	(2,535)	(18,792)	(33,341)	(8,856)	—
Redeemed exchange	(35,545)	—	(1,261,987)	—	(395,401)	(46,645)
Total Class T Shares	(35,474)	14,630	(1,236,601)	501,368	(391,265)	127,102
Change in shares	(692,309)	204,978	(439,241)	(6,409)	(3,431,550)	(1,065,519)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

			Consolidated
	Victory CEMP REC Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$138,489	$344,923	$(20,818)	$(48,937)	$(16,178)	$(68,159)
Net realized gains from investment transactions	(859,941)	2,698,721	(1,771,435)	(2,452,964)	(969,954)	(975,414)
Net change in unrealized appreciation (depreciation) on investments	461,644	(1,500,665)	(27,208)	(210,054)	(6,632)	(91,658)
Change in net assets resulting from operations	(259,808)	1,542,979	(1,819,461)	(2,711,955)	(992,764)	(1,135,231)
Distributions to Shareholders:
From net investment income:
Class A Shares	(20,591)	(133,283)	—	(391,394)	—	(16,768)
Class C Shares	(2,567)	(7,944)	—	(24,325)	—	(2,261)
Class I Shares	(19,319)	(200,801)	—	(1,041,101)	—	(101,708)
Class T Shares	—	(2,895)	—	(2,034)	—	(868)
From net realized gains:
Class A Shares	(1,169,452)	(205,078)	—	—	—	—
Class C Shares	(251,108)	(26,686)	—	—	—	—
Class I Shares	(568,951)	(295,953)	—	—	—	—
Class T Shares	—	(5,251)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(2,031,988)	(877,891)	—	(1,458,854)	—	(121,605)
Change in net assets from capital transactions	(7,919,932)	(9,631,767)	(1,421,527)	2,168,851	(1,302,468)	(1,892,332)
Change in net assets	(10,211,728)	(8,966,679)	(3,240,988)	(2,001,958)	(2,295,232)	(3,149,168)
Net Assets:
Beginning of period	19,627,205	28,593,884	12,226,956	14,228,914	8,294,466	11,443,634
End of period	$9,415,477	$19,627,205	$8,985,968	$12,226,956	$5,999,234	$8,294,466
Accumulated undistributed (distributions in excess of) net investment income	$96,012	$—	$(1,569,027)	$(1,548,209)	$(317,957)	$(301,779)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

			Consolidated
	Victory CEMP REC Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$892,114	$4,276,791	$1,246,436	$4,584,183	$68,488	$1,249,348
Dividends reinvested	1,182,914	329,945	—	377,710	—	16,843
Subscription Exchange	353,696	—	16,881	—	86,333	—
Cost of shares redeemed	(4,156,350)	(9,060,098)	(2,821,226)	(1,649,349)	(1,011,050)	(1,158,663)
Total Class A Shares	$(1,727,626)	$(4,453,362)	$(1,557,909)	$3,312,544	$(856,229)	$107,528
Class C Shares
Proceeds from shares issued	$148,946	$824,689	$11,167	$120,673	$58,662	$263,535
Dividends reinvested	232,217	29,990	—	22,121	—	2,237
Cost of shares redeemed	(231,902)	(248,072)	(19,044)	(38,562)	(41,750)	(55,537)
Total Class C Shares	$149,261	$606,607	$(7,877)	$104,232	$16,912	$210,235
Class I Shares
Proceeds from shares issued	$374,425	$2,211,798	$1,367,876	$1,941,743	$929,634	$1,564,741
Dividends reinvested	341,562	78,205	—	69,261	—	4,670
Cost of shares redeemed	(6,787,373)	(8,184,745)	(1,207,000)	(3,262,731)	(1,312,712)	(3,785,994)
Total Class I Shares	$(6,071,386)	$(5,894,742)	$160,876	$(1,251,727)	$(383,078)	$(2,216,583)
Class T Shares
Proceeds from shares issued	$85,244	$103,823	$302	$1,943	$11,871	$6,752
Dividends reinvested	—	6,491	—	2,035	—	586
Cost of shares redeemed	(1,729)	(584)	(38)	—	(5,611)	(850)
Redemption Exchange	(353,696)	—	(16,881)	(176)	(86,333)	—
Total Class T Shares	$(270,181)	$109,730	$(16,617)	$3,802	$(80,073)	$6,488
Change in net assets from capital transactions	$(7,919,932)	$(9,631,767)	$(1,421,527)	$2,168,851	$(1,302,468)	$(1,892,332)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

			Consolidated
	Victory CEMP REC Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	79,658	353,683	199,732	625,522	8,543	139,478
Reinvested	124,574	27,590	—	51,953	—	1,943
Issued exchange	31,807	—	2,654	—	10,914	—
Redeemed	(398,730)	(751,591)	(460,748)	(210,786)	(132,991)	(132,307)
Total Class A Shares	(162,691)	(370,318)	(258,362)	466,689	(113,534)	9,114
Class C Shares
Issued	13,217	69,777	1,878	15,520	7,659	29,932
Reinvested	24,687	2,494	—	3,090	—	263
Redeemed	(21,873)	(21,457)	(3,194)	(5,239)	(5,653)	(6,555)
Total Class C Shares	16,031	50,814	(1,316)	13,371	2,006	23,640
Class I Shares
Issued	35,696	186,116	228,919	232,888	118,429	176,801
Reinvested	35,890	6,552	—	9,501	—	537
Redeemed	(615,369)	(662,800)	(192,120)	(433,779)	(166,695)	(438,359)
Total Class I Shares	(543,783)	(470,132)	36,799	(191,390)	(48,266)	(261,021)
Class T Shares
Issued	7,816	8,786	47	264	1,478	808
Reinvested	—	541	—	281	—	68
Redeemed	(162)	(48)	(6)	—	(721)	(101)
Redeemed exchange	(31,807)	—	(2,654)	(23)	(10,914)	—
Total Class T Shares	(24,153)	9,279	(2,613)	522	(10,157)	775
Change in shares	(714,596)	(780,357)	(225,492)	289,192	(169,951)	(227,492)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$36,632	$79,989	$682,602	$1,433,580
Net realized gains from investment transactions	(47,069)	561,438	3,219,234	847,799
Net change in unrealized appreciation (depreciation) on investments	(324,181)	137,298	(3,692,446)	(3,277,265)
Change in net assets resulting from operations	(334,618)	778,725	209,390	(995,886)
Distributions to Shareholders:
From net investment income:
Class A Shares	(723)	(2,458)	(280,827)	(647,928)
Class C Shares	—	—	(2,870)	(3,157)
Class I Shares	(9,316)	(77,181)	(266,010)	(781,173)
Class T Shares	—	—	(466)	(1,269)
From net realized gains:
Class A Shares	(107,696)	(10,262)	(725,180)	(178,488)
Class C Shares	(3,401)	(257)	(10,951)	(3,141)
Class I Shares	(559,489)	(62,383)	(962,746)	(229,940)
Class T Shares	—	(39)	—	(485)
Change in net assets resulting from distributions to shareholders	(680,625)	(152,580)	(2,249,050)	(1,845,581)
Change in net assets from capital transactions	642,667	(11,123,184)	12,607,702	(3,116,038)
Change in net assets	(372,576)	(10,497,039)	10,568,042	(5,957,505)
Net Assets:
Beginning of period	15,513,655	26,010,694	57,081,417	63,038,922
End of period	$15,141,079	$15,513,655	$67,649,459	$57,081,417
Accumulated undistributed (distributions in excess of) net investment income	$28,662	$2,069	$108,627	$(23,802)

(continues on next page)
See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$40,537	$85,257	$3,707,111	$12,414,378
Dividends reinvested	108,419	12,701	1,005,467	820,751
Subscription Exchange	11,444	—	74,605	—
Cost of shares redeemed	(2,213,489)	(821,334)	(7,697,371)	(9,495,510)
Total Class A Shares	$(2,053,089)	$(723,376)	$(2,910,188)	$3,739,619
Class C Shares
Proceeds from shares issued	$—	$61,200	$385,733	$313,662
Dividends reinvested	3,401	257	12,810	4,551
Cost of shares redeemed	(12)	(10,580)	(251,525)	(183,385)
Total Class C Shares	$3,389	$50,877	$147,018	$134,828
Class I Shares
Proceeds from shares issued	$6,757,842	$211,691	$25,349,415	$8,751,686
Dividends reinvested	1,344	830	506,631	53,762
Cost of shares redeemed	(4,055,375)	(10,662,099)	(10,343,004)	(15,797,722)
Total Class I Shares	$2,703,811	$(10,449,578)	$15,513,042	$(6,992,274)
Class T Shares
Proceeds from shares issued	$—	$—	$140	$1,366
Dividends reinvested	—	39	466	1,754
Cost of shares redeemed	—	(1,146)	(152)	—
Redemption Exchange	(11,444)	—	(74,605)	(1,331)
Total Class T Shares	$(11,444)	$(1,107)	$(74,151)	$1,789
Change in net assets from capital transactions	$642,667	$(11,123,184)	$12,675,721	$(3,116,038)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	3,627	7,722	396,084	1,298,316
Reinvested	10,103	1,148	108,973	86,184
Issued exchange	1,025	—	7,845	—
Redeemed	(204,758)	(73,382)	(825,877)	(995,644)
Total Class A Shares	(190,003)	(64,512)	(312,975)	388,856
Class C Shares
Issued	—	5,599	40,707	32,650
Reinvested	326	24	1,400	479
Redeemed	(1)	(968)	(33,952)	(19,438)
Total Class C Shares	325	4,655	8,155	13,691
Class I Shares
Issued	606,685	18,772	2,666,234	907,734
Reinvested	125	74	55,097	5,610
Redeemed	(361,696)	(947,132)	(1,088,860)	(1,648,648)
Total Class I Shares	245,114	(928,286)	1,632,471	(735,304)
Class T Shares
Issued	—	—	15	145
Reinvested	—	4	49	184
Redeemed	—	(100)	(16)	—
Redeemed exchange	(1,025)	—	(7,845)	(139)
Total Class T Shares	(1,025)	(96)	(7,797)	190
Change in shares	54,411	(988,239)	1,319,854	(332,567)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Enhanced Fixed Income Fund		Victory CEMP Ultra Short Term Fixed Income Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(8,222)	$(7,516)	$17,649	$72,805
Net realized gains (losses) from investment transactions	(131,308)	1,198,016	(4,885)	469
Net change in unrealized appreciation (depreciation) on investments	2,615	(205,302)	(625)	3,464
Change in net assets resulting from operations	(136,915)	985,198	12,139	76,738
Distributions to Shareholders:
From net investment income:
Class A Shares	(134,700)	—	(2,098)	(17,970)
Class C Shares	(1,154)	—	—	—
Class I Shares	(18,402)	—	(14,640)	(55,135)
Class T Shares	—	—	—	—
In excess of net investment income:
Class A Shares	—	(440,028)	—	—
Class C Shares	—	(5,699)	—	—
Class I Shares	—	(350,363)	—	—
Class T Shares	—	(3,558)	—	—
From net realized gains:
Class A Shares	(217,641)	—	—	(692)
Class C Shares	(8,250)	—	—	—
Class I Shares	(22,877)	—	—	(1,205)
Class T Shares	—	—	—	—
Change in net assets resulting from distributions to shareholders	(403,024)	(799,648)	(16,738)	(75,002)
Change in net assets from capital transactions	(16,330,904)	(26,856,243)	(4,230,044)	(2,196,102)
Change in net assets	(16,870,843)	(26,670,693)	(4,234,643)	(2,194,366)
Net Assets:
Beginning of period	22,263,682	48,934,375	14,616,174	16,810,540
End of period	$5,392,839	$22,263,682	$10,381,531	$14,616,174
Accumulated undistributed (distributions in excess of) net investment income	$(71,122)	$91,356	$475	$(436)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Enhanced Fixed Income Fund		Victory CEMP Ultra Short Term Fixed Income Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$520,562	$2,661,131	$2,150,855	$1,071,918
Dividends reinvested	351,582	439,981	2,007	17,030
Subscription Exchange	277,884	—	—	—
Cost of shares redeemed	(13,667,329)	(16,837,816)	(4,073,949)	(2,771,343)
Total Class A Shares	$(12,517,301)	$(13,736,704)	$(1,921,087)	$(1,682,395)
Class C Shares
Proceeds from shares issued	$98,832	$346,409	N/A	N/A
Dividends reinvested	9,404	5,513	N/A	N/A
Cost of shares redeemed	(161,285)	(175,886)	N/A	N/A
Total Class C Shares	$(53,049)	$176,036	N/A	N/A
Class I Shares
Proceeds from shares issued	$488,348	$5,102,824	$850,410	$3,375,297
Dividends reinvested	39,677	3,572	12,792	41,056
Cost of shares redeemed	(4,006,094)	(18,438,629)	(3,172,159)	(3,930,060)
Total Class I Shares	$(3,478,069)	$(13,332,233)	$(2,308,957)	$(513,707)
Class T Shares
Proceeds from shares issued	$420	$37,646	N/A	N/A
Dividends reinvested	—	3,128	N/A	N/A
Cost of shares redeemed	(5,021)	(4,116)	N/A	N/A
Redemption Exchange	(277,884)	—	N/A	N/A
Total Class T Shares	$(282,485)	$36,658	N/A	N/A
Change in net assets from capital transactions	$(16,330,904)	$(26,856,243)	$(4,230,044)	$(2,196,102)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Enhanced Fixed Income Fund		Victory CEMP Ultra Short Term Fixed Income Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	52,588	267,756	215,100	107,192
Reinvested	36,970	44,353	201	1,703
Issued exchange	28,154	—	—	—
Redeemed	(1,423,111)	(1,688,141)	(407,453)	(277,134)
Total Class A Shares	(1,305,399)	(1,376,032)	(192,152)	(168,239)
Class C Shares
Issued	10,143	35,330	N/A	N/A
Reinvested	999	562	N/A	N/A
Redeemed	(16,625)	(17,915)	N/A	N/A
Total Class C Shares	(5,483)	17,977	N/A	N/A
Class I Shares
Issued	49,239	515,488	85,041	337,530
Reinvested	4,168	360	1,279	4,106
Redeemed	(406,187)	(1,843,022)	(317,216)	(393,007)
Total Class I Shares	(352,780)	(1,327,174)	(230,896)	(51,371)
Class T Shares
Issued	43	3,810	N/A	N/A
Reinvested	—	316	N/A	N/A
Redeemed	(511)	(417)	N/A	N/A
Redeemed exchange	(28,154)	—	N/A	N/A
Total Class T Shares	(28,622)	3,709	N/A	N/A
Change in shares	(1,692,284)	(2,681,520)	(423,048)	(219,610)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Multi-Asset Balanced Fund		Victory CEMP Multi-Asset Growth Fund		Victory CEMP Alternative Strategies Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$300,572	$2,016,794	$46,774	$1,076,431	$449,682	$1,366,986
Net realized gains (losses) from affiliated investment transactions	210,974	2,350,425	(254,984)	2,351,713	(216,297)	1,024,311
Distributions of realized gains from underlying investment companies	—	1,157,291	—	1,196,268	—	229,350
Net change in unrealized depreciation on affiliated investments	(2,072,239)	(6,668,126)	(604,270)	(5,739,116)	(2,221,698)	(3,667,693)
Change in net assets resulting from operations	(1,560,693)	(1,143,616)	(812,480)	(1,114,704)	(1,988,313)	(1,047,046)
Distributions to Shareholders:
From net investment income:
Class A Shares	(212,490)	(1,645,058)	(59,695)	(925,806)	(546,335)	(1,064,520)
Class C Shares	(16,519)	(181,327)	(73)	(95,166)	(72,992)	(117,166)
Class I Shares	—	—	—	—	—	(52,030)
Class T Shares	—	(149,876)	—	(77,594)	—	—
From net realized gains:
Class A Shares	(1,703,886)	(918,033)	(1,528,042)	(1,455,357)	—	—
Class C Shares	(821,705)	(163,018)	(916,531)	(223,777)	—	—
Class I Shares	—	—	—	—	—	—
Class T Shares	—	(97,782)	—	(136,416)	—	—
Change in net assets resulting from distributions to shareholders	(2,754,600)	(3,155,094)	(2,504,341)	(2,914,116)	(619,327)	(1,233,716)
Change in net assets from capital transactions	(5,404,131)	(62,365,453)	(866,132)	(36,354,195)	(10,441,657)	(19,401,094)
Change in net assets	(9,719,424)	(66,664,163)	(4,182,953)	(40,383,015)	(13,049,297)	(21,681,856)
Net Assets:
Beginning of period	39,827,598	106,491,761	14,614,743	54,997,758	41,451,654	63,133,510
End of period	$30,108,174	$39,827,598	$10,431,790	$14,614,743	$28,402,357	$41,451,654
Accumulated undistributed (distributions in excess of) net investment income	$112,096	$40,533	$(12,994)	$—	$(36,027)	$133,618

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Multi-Asset Balanced Fund		Victory CEMP Multi-Asset Growth Fund		Victory CEMP Alternative Strategies Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,193,402	$9,394,351	$119,192	$2,162,148	$537,755	$6,399,681
Dividends reinvested	1,860,190	2,528,227	1,553,987	2,363,795	495,438	868,041
Subscription Exchange	6,675,042	—	3,324,077	—	2,090,078	—
Cost of shares redeemed	(6,894,452)	(70,505,130)	(2,445,876)	(39,163,962)	(9,885,150)	(24,162,522)
Total Class A Shares	$2,834,182	$(58,582,552)	$2,551,380	$(34,638,019)	$(6,761,879)	$(16,894,800)
Class C Shares
Proceeds from shares issued	$293,028	$1,411,605	$80,771	$430,030	$68,597	$241,313
Dividends reinvested	776,100	309,236	895,281	300,169	71,112	109,675
Cost of shares redeemed	(2,067,124)	(3,809,710)	(879,174)	(2,347,213)	(1,487,402)	(2,811,195)
Total Class C Shares	$(997,996)	$(2,088,869)	$96,878	$(1,617,014)	$(1,347,693)	$(2,460,207)
Class T Shares
Proceeds from shares issued	$92,648	$373,713	$20,491	$396,689	$8,285	$194,252
Dividends reinvested	—	235,462	—	168,065	—	47,570
Cost of shares redeemed	(657,923)	(2,303,207)	(210,804)	(663,916)	(250,292)	(287,909)
Redemption Exchange	(6,675,042)	—	(3,324,077)	—	(2,090,078)	—
Total Class T Shares	$(7,240,317)	$(1,694,032)	$(3,514,390)	$(99,162)	$(2,332,085)	$(46,087)
Change in net assets from capital transactions	$(5,404,131)	$(62,365,453)	$(866,132)	$(36,354,195)	$(10,441,657)	$(19,401,094)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Multi-Asset Balanced Fund		Victory CEMP Multi-Asset Growth Fund		Victory CEMP Alternative Strategies Fund
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	98,708	769,721	6,360	178,252	51,956	621,199
Reinvested	175,988	213,713	178,825	207,169	52,650	85,774
Issued exchange	571,004	—	297,058	—	214,808	—
Redeemed	(590,987)	(5,914,952)	(218,430)	(3,393,521)	(1,005,460)	(2,344,462)
Total Class A Shares	254,713	(4,931,518)	263,813	(3,008,100)	(686,046)	(1,637,489)
Class C Shares
Issued	25,529	117,679	7,359	36,830	7,221	24,072
Reinvested	74,841	26,636	106,963	27,091	7,746	11,112
Redeemed	(180,095)	(321,052)	(81,040)	(201,619)	(156,438)	(280,419)
Total Class C Shares	(79,725)	(176,737)	33,282	(137,698)	(141,471)	(245,235)
Class T Shares
Issued	7,857	30,827	1,828	33,186	834	19,059
Reinvested	—	19,954	—	14,900	—	4,747
Redeemed	(55,723)	(190,273)	(18,460)	(56,608)	(25,136)	(28,125)
Redeemed exchange	(571,004)	—	(297,058)	—	(214,808)	—
Total Class T Shares	(618,870)	(139,492)	(313,690)	(8,522)	(239,110)	(4,319)
Change in shares	(443,882)	(5,247,747)	(16,595)	(3,154,320)	(1,066,627)	(1,887,043)

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Volatility Wtd Index Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.77	$14.17	$11.72	$10.00
Investment Activities:
Net investment income (b)	0.06	0.10	0.08	0.06
Net realized and unrealized gains (losses) on investments	(0.34)	0.71	2.59	1.72
Total from Investment Activities	(0.28)	0.81	2.67	1.78
Distributions:
Net investment income	(0.05)	(0.10)	(0.17)	(0.06)
Net realized gains from investments	(1.22)	(1.11)	(0.05)	—
Total Distributions	(1.27)	(1.21)	(0.22)	(0.06)
Net Asset Value, End of Period	$12.22	$13.77	$14.17	$11.72
Total Return (excludes sales charge) (c)	(2.18)%	6.18%	23.00%	17.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,437	$18,665	$20,163	$11,641
Ratio of net expenses to average net assets (d)	0.99%	1.18%	1.20%	1.20%
Ratio of net investment income to average net assets (d)	0.82%	0.67%	0.65%	0.92%
Ratio of gross expenses to average net assets (d) (e)	1.36%	1.40%	1.34%	1.63%
Ratio of net investment income to average net assets (d) (e)	1.20%	0.45%	0.51%	0.49%
Portfolio turnover (c)	29%	34%	34%	15%

(a)  The Compass EMP U.S. 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Volatility Wtd Index Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015		Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.63	$14.06		$11.68	$10.00
Investment Activities:
Net investment income (loss) (b)	0.01	(—	)(c)	(0.01)	0.01
Net realized and unrealized gains (losses) on investments	(0.34)	0.69		2.57	1.72
Total from Investment Activities	(0.33)	0.69		2.56	1.73
Distributions:
Net investment income	(0.01)	(0.01)		(0.13)	(0.05)
Net realized gains from investments	(1.22)	(1.11)		(0.05)	—
Total Distributions	(1.23)	(1.12)		(0.18)	(0.05)
Net Asset Value, End of Period	$12.07	$13.63		$14.06	$11.68
Total Return (excludes contingent deferred sales charge) (d)	(2.55)%	5.36%		22.13%	17.28%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,862	$1,629		$833	$32
Ratio of net expenses to average net assets (e)	1.74%	1.93%		1.95%	1.95%
Ratio of net investment income to average net assets (e)	0.19%	(0.04)%		(0.10)%	0.13%
Ratio of gross expenses to average net assets (e) (f)	2.09%	2.15%		2.09%	1.95%
Ratio of net investment income to average net assets (e) (f)	0.54%	(0.26)%		(0.24)%	(0.30)%
Portfolio turnover (c)	29%	34%		34%	15%

(a)  The Compass EMP U.S. 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Volatility Wtd Index Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.80	$14.19	$11.73	$10.00
Investment Activities:
Net investment income (b)	0.07	0.13	0.12	0.07
Net realized and unrealized gains (losses) on investments	(0.34)	0.72	2.59	1.73
Total from Investment Activities	(0.27)	0.85	2.71	1.80
Distributions:
Net investment income	(0.07)	(0.13)	(0.20)	(0.07)
Net realized gains from investments	(1.22)	(1.11)	(0.05)	—
Total Distributions	(1.29)	(1.24)	(0.25)	(0.07)
Net Asset Value, End of Period	$12.24	$13.80	$14.19	$11.73
Total Return (c)	(2.13)%	6.51%	23.36%	18.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,358	$13,194	$26,962	$1,221
Ratio of net expenses to average net assets (d)	0.74%	0.93%	0.95%	0.95%
Ratio of net investment income to average net assets (d)	1.07%	0.92%	0.90%	0.96%
Ratio of gross expenses to average net assets (d) (e)	1.11%	1.15%	1.09%	1.38%
Ratio of net investment income to average net assets (d) (e)	1.45%	0.70%	0.76%	0.53%
Portfolio turnover (c)	29%	34%	34%	15%

(a)  The Compass EMP U.S. 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US Small Cap Volatility Wtd Index Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.78	$14.26	$12.14	$10.00
Investment Activities:
Net investment income (b)	0.04	0.07	0.06	0.05
Net realized and unrealized gains (losses) on investments	(0.95)	0.65	2.80	2.15
Total from Investment Activities	(0.91)	0.72	2.86	2.20
Distributions:
Net investment income	(0.04)	(0.07)	(0.63)	(0.06)
Net realized gains from investments	(1.02)	(1.13)	(0.11)	—
Total Distributions	(1.06)	(1.20)	(0.74)	(0.06)
Net Asset Value, End of Period	$11.81	$13.78	$14.26	$12.14
Total Return (excludes sales charge) (c)	(6.76)%	5.81%	23.88%	22.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,494	$11,344	$7,705	$3,889
Ratio of net expenses to average net assets (d)	0.99%	1.23%	1.25%	1.25%
Ratio of net investment income to average net assets (d)	0.62%	0.48%	0.41%	0.73%
Ratio of gross expenses to average net assets (d) (e)	1.67%	1.59%	1.65%	2.20%
Ratio of net investment income to average net assets (d) (e)	1.31%	0.12%	0.01%	(0.22)%
Portfolio turnover (c)	104%	53%	69%	25%

(a)  The Compass EMP U.S. Small Cap 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US Small Cap Volatility Wtd Index Fund
	Class C Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.70		$14.18	$12.09	$10.00
Investment Activities:
Net investment loss (b)	(—	)(c)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.95)		0.68	2.82	2.17
Total from Investment Activities	(0.95)		0.65	2.78	2.13
Distributions:
Net investment income	(—	)(c)	(0.00)	(0.58)	(0.04)
Net realized gains from investments	(1.02)		(1.13)	(0.11)	—
Total Distributions	(1.02)		(1.13)	(0.69)	(0.04)
Net Asset Value, End of Period	$11.73		$13.70	$14.18	$12.09
Total Return (excludes contingent deferred sales charge) (d)	(7.08)%		5.35%	23.21%	21.36%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,222		$2,128	$1,584	$204
Ratio of net expenses to average net assets (e)	1.74%		1.98%	2.00%	2.00%
Ratio of net investment income to average net assets (e)	(0.06)%		(0.26)%	(0.34)%	(0.61)%
Ratio of gross expenses to average net assets (e) (f)	2.39%		2.34%	2.40%	2.95%
Ratio of net investment income to average net assets (e) (f)	0.59%		(0.62)%	(0.74)%	(1.56)%
Portfolio turnover (d)	104%		53%	69%	25%

(a)  The Compass EMP U.S. Small Cap 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US Small Cap Volatility Wtd Index Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.83	$14.29	$12.15	$10.00
Investment Activities:
Net investment income (b)	0.06	0.09	0.09	0.03
Net realized and unrealized gains (losses) on investments	(0.96)	0.68	2.83	2.18
Total from Investment Activities	(0.90)	0.77	2.92	2.21
Distributions:
Net investment income	(0.06)	(0.10)	(0.67)	(0.06)
Net realized gains from investments	(1.02)	(1.13)	(0.11)	—
Total Distributions	(1.08)	(1.23)	(0.78)	(0.06)
Net Asset Value, End of Period	$11.85	$13.83	$14.29	$12.15
Total Return (c)	(6.68)%	6.20%	24.32%	22.21%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,608	$4,133	$10,327	$1,594
Ratio of net expenses to average net assets (d)	0.74%	0.98%	1.00%	1.00%
Ratio of net investment income to average net assets (d)	0.92%	0.68%	0.66%	0.44%
Ratio of gross expenses to average net assets (d) (e)	1.30%	1.34%	1.40%	1.95%
Ratio of net investment income to average net assets (d) (e)	1.48%	0.32%	0.26%	(0.51)%
Portfolio turnover (c)	104%	53%	69%	25%

(a)  The Compass EMP U.S. Small Cap 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP International Volatility Wtd Index Fund
	Class A Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.42		$12.87	$10.88	$10.00
Investment Activities:
Net investment income (b)	0.03		0.14	0.12	0.15
Net realized and unrealized gains (losses) on investments	(0.85)		(0.72)	2.38	0.87
Total from Investment Activities	(0.82)		(0.58)	2.50	1.02
Distributions:
Net investment income	(0.04)		(0.14)	(0.46)	(0.14)
Net realized gains from investments	(—	)(c)	(0.73)	(0.05)	—
Total Distributions	(0.04)		(0.87)	(0.51)	(0.14)
Net Asset Value, End of Period	$10.56		$11.42	$12.87	$10.88
Total Return (excludes sales charge) (d)	(7.21)%		(4.16)%	23.43%	10.23%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,335		$11,348	$13,073	$8,274
Ratio of net expenses to average net assets (e)	1.10%		1.37%	1.40%	1.40%
Ratio of net investment income to average net assets (e)	0.58%		1.13%	1.03%	2.19%
Ratio of gross expenses to average net assets (e) (f)	1.99%		1.95%	1.86%	3.67%
Ratio of net investment income to average net assets (e) (f)	1.48%		0.55%	0.57%	(0.08)%
Portfolio turnover (d)	45%		38%	90%	27%

(a)  The Compass EMP International 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP International Volatility Wtd Index Fund
	Class C Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.36		$12.83	$10.87	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.01)		0.05	0.13	0.22
Net realized and unrealized gains (losses) on investments	(0.85)		(0.72)	2.27	0.76
Total from Investment Activities	(0.86)		(0.67)	2.40	0.98
Distributions:
Net investment income	(0.01)		(0.07)	(0.39)	(0.11)
Net realized gains from investments	(—	)(c)	(0.73)	(0.05)	—
Total Distributions	(0.01)		(0.80)	(0.44)	(0.11)
Net Asset Value, End of Period	$10.49		$11.36	$12.83	$10.87
Total Return (excludes contingent deferred sales charge) (d)	(7.58)%		(4.89)%	22.49%	9.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$437		$138	$141	$18
Ratio of net expenses to average net assets (e)	1.85%		2.12%	2.15%	2.15%
Ratio of net investment income to average net assets (e)	(0.23)%		0.42%	1.09%	3.22%
Ratio of gross expenses to average net assets (e) (f)	2.73%		2.70%	2.61%	4.42%
Ratio of net investment income to average net assets (e) (f)	0.64%		(0.16)%	0.63%	0.95%
Portfolio turnover (d)	45%		38%	90%	27%

(a)  The Compass EMP International 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP International Volatility Wtd Index Fund
	Class I Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.43		$12.88	$10.89	$10.00
Investment Activities:
Net investment income (b)	0.05		0.14	0.16	0.24
Net realized and unrealized gains (losses) on investments	(0.85)		(0.69)	2.37	0.80
Total from Investment Activities	(0.80)		(0.55)	2.53	1.04
Distributions:
Net investment income	(0.05)		(0.17)	(0.49)	(0.15)
Net realized gains from investments	(—	)(c)	(0.73)	(0.05)	—
Total Distributions	(0.05)		(0.90)	(0.54)	(0.15)
Net Asset Value, End of Period	$10.58		$11.43	$12.88	$10.89
Total Return (d)	(6.99)%		(3.91)%	23.70%	10.42%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,407		$9,223	$22,932	$8
Ratio of net expenses to average net assets (e)	0.85%		1.12%	1.15%	1.15%
Ratio of net investment income to average net assets (e)	0.83%		1.15%	1.32%	3.46%
Ratio of gross expenses to average net assets (e) (f)	1.76%		1.70%	1.61%	3.42%
Ratio of net investment income to average net assets (e) (f)	1.75%		0.57%	0.86%	1.19%
Portfolio turnover (d)	45%		38%	90%	27%

(a)  The Compass EMP International 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Emerging Market Volatility Wtd Index Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.88	$10.70	$9.74	$10.00
Investment Activities:
Net investment income (b)	0.05	0.10	0.07	0.08
Net realized and unrealized gains (losses) on investments	(1.65)	(0.83)	0.96	(0.28)
Total from Investment Activities	(1.60)	(0.73)	1.03	(0.20)
Distributions:
Net investment income	(0.06)	(0.09)	(0.07)	(0.06)
Total Distributions	(0.06)	(0.09)	(0.07)	(0.06)
Net Asset Value, End of Period	$8.22	$9.88	$10.70	$9.74
Total Return (excludes sales charge) (c)	(16.16)%	(6.79)%	10.57%	(1.97)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,287	$8,555	$9,531	$3,207
Ratio of net expenses to average net assets (d)	1.15%	1.41%	1.45%	1.45%
Ratio of net investment income to average net assets (d)	1.12%	0.97%	0.67%	1.18%
Ratio of gross expenses to average net assets (d) (e)	2.91%	2.64%	3.37%	8.32%
Ratio of net investment income to average net assets (d) (e)	2.88%	(0.26)%	(1.25)%	(5.69)%
Portfolio turnover (c)	75%	76%	49%	25%

(a)  The Compass EMP Emerging Market 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Emerging Market Volatility Wtd Index Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.81	$10.63	$9.72	$10.00
Investment Activities:
Net investment income (loss) (b)	0.02	0.01	(0.01)	0.10
Net realized and unrealized gains (losses) on investments	(1.64)	(0.80)	0.96	(0.33)
Total from Investment Activities	(1.62)	(0.79)	0.95	(0.23)
Distributions:
Net investment income	(0.05)	(0.03)	(0.04)	(0.05)
Total Distributions	(0.05)	(0.03)	(0.04)	(0.05)
Net Asset Value, End of Period	$8.14	$9.81	$10.63	$9.72
Total Return (excludes contingent deferred sales charge) (c)	(16.56)%	(7.46)%	9.77%	(2.35)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,420	$1,660	$1,602	$209
Ratio of net expenses to average net assets (d)	1.90%	2.16%	2.20%	2.20%
Ratio of net investment income to average net assets (d)	0.34%	0.12%	(0.08)%	1.47%
Ratio of gross expenses to average net assets (d) (e)	3.73%	3.39%	4.12%	9.07%
Ratio of net investment income to average net assets (d) (e)	2.18%	(1.11)%	(2.00)%	(5.40)%
Portfolio turnover (c)	75%	76%	49%	25%

(a)  The Compass EMP Emerging Market 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Emerging Market Volatility Wtd Index Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.89	$10.70	$9.75	$10.00
Investment Activities:
Net investment income (b)	0.08	0.11	0.09	0.14
Net realized and unrealized gains (losses) on investments	(1.68)	(0.80)	0.95	(0.32)
Total from Investment Activities	(1.60)	(0.69)	1.04	(0.18)
Distributions:
Net investment income	(0.07)	(0.12)	(0.09)	(0.07)
Total Distributions	(0.07)	(0.12)	(0.09)	(0.07)
Net Asset Value, End of Period	$8.22	$9.89	$10.70	$9.75
Total Return (c)	(16.18)%	(6.46)%	10.68%	(1.79)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,326	$9,556	$8,236	$970
Ratio of net expenses to average net assets (d)	0.90%	1.16%	1.20%	1.20%
Ratio of net investment income to average net assets (d)	1.68%	1.02%	0.92%	2.06%
Ratio of gross expenses to average net assets (d) (e)	2.64%	2.39%	3.12%	8.07%
Ratio of net investment income to average net assets (d) (e)	3.42%	(0.21)%	(1.00)%	(4.81)%
Portfolio turnover (c)	75%	76%	49%	25%

(a)  The Compass EMP Emerging Market 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (b)	0.06	0.05	0.03	0.04
Net realized and unrealized gains (losses) on investments	(0.37)	0.74	2.58	1.71
Total from Investment Activities	(0.31)	0.79	2.61	1.75
Distributions:
Net investment income	(0.05)	(0.04)	(0.13)	(0.04)
Net realized gains from investments	(0.52)	(0.76)	(0.03)	—
Total Distributions	(0.57)	(0.80)	(0.16)	(0.04)
Net Asset Value, End of Period	$13.27	$14.15	$14.16	$11.71
Total Return (excludes sales charge) (c)	(2.26)%	5.89%	22.39%	17.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$84,485	$75,399	$77,212	$20,008
Ratio of net expenses to average net assets (d)	0.99%	1.50%	1.60%	1.60%
Ratio of net investment income to average net assets (d)	0.87%	0.35%	0.25%	0.51%
Ratio of gross expenses to average net assets (d) (e)	1.26%	1.67%	1.68%	1.89%
Ratio of net investment income to average net assets (d) (e)	1.14%	0.18%	0.17%	0.22%
Portfolio turnover (c)	23%	48%	29%	13%

(a)  The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class C Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.95		$14.05	$11.67	$10.00
Investment Activities:
Net investment income (loss) (b)	0.01		(0.05)	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.37)		0.71	2.57	1.72
Total from Investment Activities	(0.36)		0.66	2.50	1.69
Distributions:
Net investment income	(—	)(c)	—	(0.09)	(0.02)
Net realized gains from investments	(0.52)		(0.76)	(0.03)	—
Total Distributions	(0.52)		(0.76)	(0.12)	(0.02)
Net Asset Value, End of Period	$13.07		$13.95	$14.05	$11.67
Total Return (excludes contingent deferred sales charge) (d)	(2.64)%		5.01%	21.52%	16.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$57,629		$56,826	$33,464	$2,673
Ratio of net expenses to average net assets (e)	1.74%		2.25%	2.35%	2.35%
Ratio of net investment income to average net assets (e)	0.10%		(0.37)%	(0.50)%	(0.34)%
Ratio of gross expenses to average net assets (e) (f)	2.00%		2.42%	3.43%	2.64%
Ratio of net investment income to average net assets (e) (f)	0.36%		(0.54)%	(0.58)%	(0.63)%
Portfolio turnover (d)	23%		48%	29%	13%

(a)  The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (b)	0.08	0.08	0.07	0.05
Net realized and unrealized gains (losses) on investments	(0.38)	0.74	2.57	1.71
Total from Investment Activities	(0.30)	0.82	2.64	1.76
Distributions:
Net investment income	(0.07)	(0.07)	(0.16)	(0.05)
Net realized gains from investments	(0.52)	(0.76)	(0.03)	—
Total Distributions	(0.59)	(0.83)	(0.19)	(0.05)
Net Asset Value, End of Period	$13.26	$14.15	$14.16	$11.71
Total Return (c)	(2.21)%	6.16%	22.66%	17.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$51,597	$63,213	$92,699	$4,205
Ratio of net expenses to average net assets (d)	0.74%	1.25%	1.35%	1.35%
Ratio of net investment income to average net assets (d)	1.07%	0.60%	0.50%	0.63%
Ratio of gross expenses to average net assets (d) (e)	1.02%	1.42%	1.43%	1.64%
Ratio of net investment income to average net assets (d) (e)	1.35%	0.43%	0.42%	0.34%
Portfolio turnover (c)	23%	48%	29%	13%

(a)  The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.33	$12.44	$10.46	$10.00
Investment Activities:
Net investment income (b)	0.04	0.10	0.10	0.12
Net realized and unrealized gains (losses) on investments	(1.29)	(0.70)	2.24	0.44
Total from Investment Activities	(1.25)	(0.60)	2.34	0.56
Distributions:
Net investment income	(0.02)	(0.10)	(0.34)	(0.10)
Net realized gains from investments	—	(0.41)	(0.02)	—
Total Distributions	(0.02)	(0.51)	(0.36)	(0.10)
Net Asset Value, End of Period	$10.06	$11.33	$12.44	$10.46
Total Return (excludes sales charge) (c)	(10.99)%	(4.65)%	22.73%	5.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,547	$21,738	$32,139	$11,815
Ratio of net expenses to average net assets (d)	1.10%	1.58%	1.65%	1.65%
Ratio of net investment income to average net assets (d)	0.75%	0.88%	0.91%	1.88%
Ratio of gross expenses to average net assets (d) (e)	1.60%	1.88%	1.65%	3.59%
Ratio of net investment income to average net assets (d) (e)	1.26%	0.58%	0.59%	(0.06)%
Portfolio turnover (c)	47%	52%	81%	27%

(a)  The Compass EMP International 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Class C Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.22		$12.36	$10.43	$10.00
Investment Activities:
Net investment income (b)	—	(c)	0.03	0.04	0.18
Net realized and unrealized gains (losses) on investments	(1.28)		(0.71)	2.19	0.34
Total from Investment Activities	(1.28)		(0.68)	2.23	0.52
Distributions:
Net investment income	(—	)(c)	(0.05)	(0.28)	(0.09)
Net realized gains from investments	—		(0.41)	(0.02)	—
Total Distributions	(0.00	)(c)	(0.46)	(0.30)	(0.09)
Net Asset Value, End of Period	$9.94		$11.22	$12.36	$10.43
Total Return (excludes contingent deferred sales charge) (d)	(11.37)%		(5.33)%	21.70%	5.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,151		$7,953	$6,255	$429
Ratio of net expenses to average net assets (e)	1.85%		2.33%	2.40%	2.40%
Ratio of net investment income to average net assets (e)	—	%(f)	0.20%	0.38%	2.77%
Ratio of gross expenses to average net assets (e) (g)	2.39%		2.63%	2.72%	4.34%
Ratio of net investment income to average net assets (e) (g)	0.54%		(0.10)%	0.06%	0.83%
Portfolio turnover (d)	47%		52%	81%	27%

(a)  The Compass EMP International 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Less than 0.005% of average net assets.

(g)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.33	$12.44	$10.46	$10.00
Investment Activities:
Net investment income (b)	0.05	0.12	0.14	0.16
Net realized and unrealized gains (losses) on investments	(1.29)	(0.69)	2.23	0.41
Total from Investment Activities	(1.24)	(0.57)	2.37	0.57
Distributions:
Net investment income	(0.04)	(0.13)	(0.37)	(0.11)
Net realized gains from investments	—	(0.41)	(0.02)	—
Total Distributions	(0.04)	(0.54)	(0.39)	(0.11)
Net Asset Value, End of Period	$10.05	$11.33	$12.44	$10.46
Total Return (c)	(10.95)%	(4.41)%	22.99%	5.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,533	$44,461	$57,920	$7,063
Ratio of net expenses to average net assets (d)	0.85%	1.33%	1.40%	1.40%
Ratio of net investment income to average net assets (d)	0.91%	1.05%	1.16%	2.49%
Ratio of gross expenses to average net assets (d) (e)	1.37%	1.63%	1.72%	3.34%
Ratio of net investment income to average net assets (d) (e)	1.43%	0.75%	0.84%	0.55%
Portfolio turnover (c)	47%	52%	81%	27%

(a)  The Compass EMP International 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP REC Enhanced Volatility Wtd Index Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.37	$11.41	$10.89	$10.00
Investment Activities:
Net investment income (b)	0.10	0.15	0.07	0.12
Net realized and unrealized gains (losses) on investments	(0.13)	0.22	0.69	0.97
Total from Investment Activities	(0.03)	0.37	0.76	1.09
Distributions:
Net investment income	(0.03)	(0.16)	(0.06)	(0.12)
In excess of net investment income	—	—	—	(0.08)
Net realized gains from investments	(1.99)	(0.25)	(0.16)	—
Tax return of capital	—	—	(0.02)	—
Total Distributions	(2.02)	(0.41)	(0.24)	(0.20)
Net Asset Value, End of Period	$9.32	$11.37	$11.41	$10.89
Total Return (excludes sales charge) (c)	(0.48)%	3.13%	7.14%	10.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,115	$8,094	$12,343	$3,395
Ratio of net expenses to average net assets (d)	1.41%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (d)	1.86%	1.30%	0.67%	1.84%
Ratio of gross expenses to average net assets (d) (e)	1.85%	1.68%	1.67%	1.99%
Ratio of net investment income to average net assets (d) (e)	2.30%	1.02%	0.40%	1.25%
Portfolio turnover (c)	236%	44%	63%	35%

(a)  The Compass EMP REC Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP REC Enhanced Volatility Wtd Index Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.32	$11.36	$10.88	$10.00
Investment Activities:
Net investment income (loss) (b)	0.07	0.07	(0.01)	0.09
Net realized and unrealized gains (losses) on investments	(0.14)	0.22	0.68	0.96
Total from Investment Activities	(0.07)	0.29	0.67	1.05
Distributions:
Net investment income	(0.02)	(0.08)	—	(0.09)
In excess of net investment income	—	—	—	(0.08)
Net realized gains from investments	(1.99)	(0.25)	(0.16)	—
Tax return of capital	—	—	(0.03)	—
Total Distributions	(2.01)	(0.33)	(0.19)	(0.17)
Net Asset Value, End of Period	$9.24	$11.32	$11.36	$10.88
Total Return (excludes contingent deferred sales charge) (c)	(0.87)%	2.42%	6.25%	10.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,335	$1,455	$883	$337
Ratio of net expenses to average net assets (d)	2.17%	2.15%	2.15%	2.15%
Ratio of net investment income to average net assets (d)	1.24%	0.60%	(0.04)%	1.24%
Ratio of gross expenses to average net assets (d) (e)	2.61%	2.43%	2.42%	2.74%
Ratio of net investment income to average net assets (d) (e)	1.68%	0.32%	(0.31)%	0.65%
Portfolio turnover (c)	236%	44%	63%	35%

(a)  The Compass EMP REC Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP REC Enhanced Volatility Wtd Index Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.38	$11.41	$10.89	$10.00
Investment Activities:
Net investment income (loss) (b)	0.09	0.19	0.08	0.19
Net realized and unrealized gains (losses) on investments	(0.12)	0.22	0.70	0.91
Total from Investment Activities	(0.03)	0.41	0.78	1.10
Distributions:
Net investment income	(0.04)	(0.19)	(0.08)	(0.18)
In excess of net investment income	—	—	—	(0.03)
Net realized gains from investments	(1.99)	(0.25)	(0.16)	—
Tax return of capital	—	—	(0.02)	—
Total Distributions	(2.03)	(0.44)	(0.26)	(0.21)
Net Asset Value, End of Period	$9.32	$11.38	$11.41	$10.89
Total Return (c)	(0.52)%	3.47%	7.36%	11.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,966	$9,805	$15,199	$608
Ratio of net expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (d)	1.63%	1.55%	0.74%	2.56%
Ratio of gross expenses to average net assets (d) (e)	1.61%	1.43%	1.42%	1.74%
Ratio of net investment income to average net assets (d) (e)	2.08%	1.27%	0.47%	1.97%
Portfolio turnover (c)	236%	44%	63%	35%

(a)  The Compass EMP REC Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.02	$9.78	$8.86	$10.00
Investment Activities:
Net investment loss (b)	(0.02)	(0.04)	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	(1.08)	(1.75)	0.97	(1.11)
Total from Investment Activities	(1.10)	(1.79)	0.92	(1.14)
Distributions:
Net investment income	—	(0.97)	—	—
Total Distributions	—	(0.97)	—	—
Net Asset Value, End of Period	$5.92	$7.02	$9.78	$8.86
Total Return (excludes sales charge) (c)	(15.67)%	(18.63)%	10.38%	(11.40)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,646	$6,135	$3,987	$3,309
Ratio of net expenses to average net assets (d)	1.10%	1.36%	1.40%	1.40%
Ratio of net investment income to average net assets (d)	(0.52)%	(0.54)%	(0.52)%	(0.54)%
Ratio of gross expenses to average net assets (d) (e)	1.71%	1.73%	1.70%	1.53%
Ratio of net investment income to average net assets (d) (e)	0.09%	(0.91)%	(0.82)%	(0.67)%
Portfolio turnover (c)	169%	0%	13%	0%

(a)  The Compass EMP Commodity Strategies Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$6.88	$9.66	$8.82	$10.00
Investment Activities:
Net investment loss (b)	(0.04)	(0.10)	(0.12)	(0.07)
Net realized and unrealized gains (losses) on investments	(1.06)	(1.72)	0.96	(1.11)
Total from Investment Activities	(1.10)	(1.82)	0.84	(1.18)
Distributions:
Net investment income	—	(0.96)	—	—
Total Distributions	—	(0.96)	—	—
Net Asset Value, End of Period	$5.78	$6.88	$9.66	$8.82
Total Return (excludes contingent deferred sales charge) (c)	(15.99)%	(19.28)%	9.52%	(11.80)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$181	$225	$186	$73
Ratio of net expenses to average net assets (d)	1.85%	2.11%	2.15%	2.15%
Ratio of net investment income to average net assets (d)	(1.28)%	(1.29)%	(1.27)%	(1.29)%
Ratio of gross expenses to average net assets (d) (e)	2.58%	2.48%	2.45%	2.28%
Ratio of net investment income to average net assets (d) (e)	(0.55)%	(1.66)%	(1.57)%	(1.42)%
Portfolio turnover (c)	169%	0%	13%	0%

(a)  The Compass EMP Commodity Strategies Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.05	$9.82	$8.87	$10.00
Investment Activities:
Net investment loss (b)	(0.01)	(0.02)	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	(1.09)	(1.76)	0.98	(1.11)
Total from Investment Activities	(1.10)	(1.78)	0.95	(1.13)
Distributions:
Net investment income	—	(0.99)	—	—
Total Distributions	—	(0.99)	—	—
Net Asset Value, End of Period	$5.95	$7.05	$9.82	$8.87
Total Return (c)	(15.60)%	(18.42)%	10.71%	(11.30)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,159	$5,849	$10,035	$6,379
Ratio of net expenses to average net assets (d)	0.85%	1.11%	1.15%	1.15%
Ratio of net investment income to average net assets (d)	(0.27)%	(0.29)%	(0.27)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	1.44%	1.48%	1.45%	1.28%
Ratio of net investment income to average net assets (d) (e)	0.31%	(0.66)%	(0.57)%	(0.48)%
Portfolio turnover (c)	169%	0%	13%	0%

(a)  The Compass EMP Commodity Strategies Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.57	$9.55	$9.39	$10.00
Investment Activities:
Net investment loss (b)	(0.02)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gains (losses) on investments	(1.05)	(0.84)	0.24	(0.56)
Total from Investment Activities	(1.07)	(0.91)	0.16	(0.61)
Distributions:
Net investment income	—	(0.07)	—	—
Total Distributions	—	(0.07)	—	—
Net Asset Value, End of Period	$7.50	$8.57	$9.55	$9.39
Total Return (excludes sales charge) (c)	(12.49)%	(9.49)%	1.70%	(6.10)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$667	$1,734	$1,845	$3,505
Ratio of net expenses to average net assets (d)	1.10%	1.54%	1.60%	1.60%
Ratio of net investment income to average net assets (d)	(0.60)%	(0.85)%	(0.97)%	(0.77)%
Ratio of gross expenses to average net assets (d) (e)	1.70%	1.87%	1.98%	1.71%
Ratio of net investment income to average net assets (d) (e)	0.01%	(1.18)%	(1.35)%	(0.88)%
Portfolio turnover (c)	15%	0%	42%	0%

(a)  The Compass EMP Commodity Strategy Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.37	$9.43	$9.34	$10.00
Investment Activities:
Net investment loss (b)	(0.05)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.01)	(0.82)	0.25	(0.57)
Total from Investment Activities	(1.06)	(0.97)	0.09	(0.66)
Distributions:
Net investment income	—	(0.09)	—	—
Total Distributions	—	(0.09)	—	—
Net Asset Value, End of Period	$7.31	$8.37	$9.43	$9.34
Total Return (excludes contingent deferred sales charge) (c)	(12.66)%	(10.29)%	0.96%	(6.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$231	$248	$57	$16
Ratio of net expenses to average net assets (d)	1.85%	2.29%	2.35%	2.35%
Ratio of net investment income to average net assets (d)	(1.35)%	(1.78)%	(1.72)%	(1.51)%
Ratio of gross expenses to average net assets (d) (e)	2.50%	2.62%	2.73%	2.46%
Ratio of net investment income to average net assets (d) (e)	(0.70)%	(2.11)%	(2.10)%	(1.62)%
Portfolio turnover (c)	15%	0%	42%	0%

(a)  The Compass EMP Commodity Strategy Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.60	$9.60	$9.41	$10.00
Investment Activities:
Net investment loss (b)	(0.01)	(0.05)	(0.07)	(0.04)
Net realized and unrealized gains (losses) on investments	(1.04)	(0.85)	0.26	(0.55)
Total from Investment Activities	(1.05)	(0.90)	0.19	(0.59)
Distributions:
Net investment income	—	(0.10)	—	—
Total Distributions	—	(0.10)	—	—
Net Asset Value, End of Period	$7.55	$8.60	$9.60	$9.41
Total Return (c)	(12.21)%	(9.37)%	2.02%	(5.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,101	$6,227	$9,452	$13,844
Ratio of net expenses to average net assets (d)	0.85%	1.29%	1.35%	1.35%
Ratio of net investment income to average net assets (d)	(0.35)%	(0.60)%	(0.72)%	(0.65)%
Ratio of gross expenses to average net assets (d) (e)	1.44%	1.62%	1.73%	1.46%
Ratio of net investment income to average net assets (d) (e)	0.24%	(0.93)%	(1.10)%	(0.76)%
Portfolio turnover (c)	15%	0%	42%	0%

(a)  The Compass EMP Commodity Strategy Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class A Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.36		$11.02	$10.36	$10.00
Investment Activities:
Net investment income (loss) (b)	0.01		0.02	(0.09)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.27)		0.36	0.75	0.41
Total from Investment Activities	(0.26)		0.38	0.66	0.36
Distributions:
Net investment income	(—	)(c)	(0.01)	—	—
Net realized gains from investments	(0.46)		(0.03)	—	—
Total Distributions	(0.46)		(0.04)	—	—
Net Asset Value, End of Period	$10.64		$11.36	$11.02	$10.36
Total Return (excludes sales charge) (d)	(2.33)%		3.49%	6.37%	3.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$824		$3,039	$3,658	$6,022
Ratio of net expenses to average net assets (e)	1.45%		1.58%	1.60%	1.60%
Ratio of net investment income to average net assets (e)	0.24%		0.16%	(0.86)%	(0.71)%
Ratio of gross expenses to average net assets (e) (f)	1.93%		1.87%	1.76%	2.06%
Ratio of net investment income to average net assets (e) (f)	0.73%		(0.13)%	(1.02)%	(1.71)%
Portfolio turnover (d)	47%		29%	87%	0%

(a)  The Compass EMP Long/Short Strategies Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.10	$10.85	$10.27	$10.00
Investment Activities:
Net investment loss (b)	(0.03)	(0.06)	(0.14)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.25)	0.34	0.72	0.36
Total from Investment Activities	(0.28)	0.28	0.58	0.27
Distributions:
Net realized gains from investments	(0.46)	(0.03)	—	—
Total Distributions	(0.46)	(0.03)	—	—
Net Asset Value, End of Period	$10.36	$11.10	$10.85	$10.27
Total Return (excludes contingent deferred sales charge) (c)	(2.59)%	2.63%	5.65%	2.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$81	$83	$30	$5
Ratio of net expenses to average net assets (d)	2.20%	2.33%	2.35%	2.35%
Ratio of net investment income to average net assets (d)	(0.48)%	(0.59)%	(1.33)%	(1.43)%
Ratio of gross expenses to average net assets (d) (e)	2.80%	2.62%	2.51%	2.81%
Ratio of net investment income to average net assets (d) (e)	0.13%	(0.88)%	(1.49)%	(1.89)%
Portfolio turnover (c)	47%	29%	87%	0%

(a)  The Compass EMP Long/Short Strategies Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.39	$11.07	$10.37	$10.00
Investment Activities:
Net investment income (loss) (b)	0.03	0.05	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.26)	0.36	0.77	0.40
Total from Investment Activities	(0.23)	0.41	0.70	0.37
Distributions:
Net investment income	(0.01)	(0.06)	—	—
Net realized gains from investments	(0.46)	(0.03)	—	—
Total Distributions	(0.47)	(0.09)	—	—
Net Asset Value, End of Period	$10.69	$11.39	$11.07	$10.37
Total Return (c)	(2.08)%	3.77%	6.75%	3.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,236	$12,380	$22,310	$4,650
Ratio of net expenses to average net assets (d)	1.20%	1.33%	1.35%	1.35%
Ratio of net investment income to average net assets (d)	0.56%	0.41%	(0.61)%	(0.48)%
Ratio of gross expenses to average net assets (d) (e)	1.68%	1.62%	1.51%	1.81%
Ratio of net investment income to average net assets (d) (e)	1.05%	0.12%	(0.77)%	(0.94)%
Portfolio turnover (c)	47%	29%	87%	0%

(a)  The Compass EMP Long/Short Strategies Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.41	$9.84	$9.78	$10.00
Investment Activities:
Net investment income (loss) (b)	0.10	0.22	0.11	(0.01)
Net realized and unrealized gains (losses) on investments	(0.04)	(0.38)	0.00	(0.21)
Total from Investment Activities	0.06	(0.16)	0.11	(0.22)
Distributions:
Net investment income	(0.09)	(0.21)	(0.05)	—
Net realized gains from investments	(0.23)	(0.06)	—	—
Total Distributions	(0.32)	(0.27)	(0.05)	—
Net Asset Value, End of Period	$9.15	$9.41	$9.84	$9.78
Total Return (excludes sales charge) (c)	0.55%	(1.62)%	1.15%	(2.20)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,589	$31,313	$28,924	$11,648
Ratio of net expenses to average net assets (d)	0.90%	1.13%	1.15%	1.15%
Ratio of net investment income to average net assets (d)	2.18%	2.23%	1.09%	(0.23)%
Ratio of gross expenses to average net assets (d) (e)	1.20%	1.27%	1.25%	1.35%
Ratio of net investment income to average net assets (d) (e)	2.49%	2.09%	0.99%	(0.43)%
Portfolio turnover (c)	47%	135%	190%	0%

(a)  The Compass EMP Market Neutral Income Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.36	$9.74	$9.74	$10.00
Investment Activities:
Net investment income (loss) (b)	0.07	0.14	0.01	(0.06)
Net realized and unrealized gains (losses) on investments	(0.04)	(0.38)	0.02	(0.20)
Total from Investment Activities	0.03	(0.24)	0.03	(0.26)
Distributions:
Net investment income	(0.06)	(0.08)	(0.03)	—
Net realized gains from investments	(0.23)	(0.06)	—	—
Total Distributions	(0.29)	(0.14)	(0.03)	—
Net Asset Value, End of Period	$9.10	$9.36	$9.74	$9.74
Total Return (excludes contingent deferred sales charge) (c)	0.21%	(2.42)%	0.34%	0.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$448	$385	$267	$137
Ratio of net expenses to average net assets (d)	1.65%	1.88%	1.90%	1.90%
Ratio of net investment income to average net assets (d)	1.37%	1.43%	0.06%	(0.93)%
Ratio of gross expenses to average net assets (d) (e)	2.05%	2.02%	2.00%	2.10%
Ratio of net investment income to average net assets (d) (e)	1.77%	1.29%	(0.04)%	(1.13)%
Portfolio turnover (c)	47%	135%	190%	0%

(a)  The Compass EMP Market Neutral Income Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.44	$9.89	$9.81	$10.00
Investment Activities:
Net investment income (b)	0.12	0.23	0.10	— (c)
Net realized and unrealized gains (losses) on investments	(0.05)	(0.37)	0.04	(0.19)
Total from Investment Activities	0.07	(0.14)	0.14	(0.19)
Distributions:
Net investment income	(0.10)	(0.25)	(0.06)	—
Net realized gains from investments	(0.23)	(0.06)	—	—
Total Distributions	(0.33)	(0.31)	(0.06)	—
Net Asset Value, End of Period	$9.18	$9.44	$9.89	$9.81
Total Return (d)	0.67%	(1.41)%	1.44%	(1.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$39,612	$25,310	$33,773	$9,095
Ratio of net expenses to average net assets (e)	0.65%	0.88%	0.90%	0.90%
Ratio of net investment income to average net assets (e)	2.50%	2.39%	0.97%	0.00%
Ratio of gross expenses to average net assets (e) (f)	0.96%	1.02%	1.00%	1.10%
Ratio of net investment income to average net assets (e) (f)	2.81%	2.25%	0.87%	(0.20)%
Portfolio turnover (d)	47%	135%	190%	0%

(a)  The Compass EMP Market Neutral Income Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Enhanced Fixed Income Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014		For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.85	$9.90	$9.71		$10.00
Investment Activities:
Net investment income (loss) (b)	(0.01)	(0.01)	—	(c)	0.01
Net realized and unrealized gains (losses) on investments	(0.06)	0.12	0.19		(0.29)
Total from Investment Activities	(0.07)	0.11	0.19		(0.28)
Distributions:
Net investment income	(0.10)	—	(—	)(c)	(0.01)
In excess of net investment income	—	(0.16)	—		—
Net realized gains from investments	(0.16)	—	—		—
Total Distributions	(0.26)	(0.16)	(—	)(c)	(0.01)
Net Asset Value, End of Period	$9.52	$9.85	$9.90		$9.71
Total Return (excludes sales charge) (d)	(0.78)%	1.05%	2.00%		(2.76)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,456	$16,438	$30,145		$36,826
Ratio of net expenses to average net assets (e)	0.71%	0.84%	0.85%		0.85%
Ratio of net investment income to average net assets (e)	(0.12)%	(0.10)%	0.03%		0.23%
Ratio of gross expenses to average net assets (e) (f)	1.04%	0.98%	0.94%		1.02%
Ratio of net investment income to average net assets (e) (f)	0.22%	(0.24)%	(0.06)%		0.06%
Portfolio turnover (d)	0%	0%	27%		0%

(a)  The Compass EMP Enhanced Fixed Income Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Enhanced Fixed Income Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.71	$9.80	$9.68	$10.00
Investment Activities:
Net investment loss (b)	(0.04)	(0.08)	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.07)	0.11	0.19	(0.28)
Total from Investment Activities	(0.11)	0.03	0.12	(0.31)
Distributions:
Net investment income	(0.02)	—	—	(0.01)
In excess of net investment income	—	(0.12)	—	—
Net realized gains from investments	(0.16)	—	—	—
Total Distributions	(0.18)	(0.12)	—	(0.01)
Net Asset Value, End of Period	$9.42	$9.71	$9.80	$9.68
Total Return (excludes contingent deferred sales charge) (c)	(1.15)%	0.31%	1.24%	(3.15)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$506	$575	$404	$282
Ratio of net expenses to average net assets (d)	1.46%	1.59%	1.60%	1.60%
Ratio of net investment income to average net assets (d)	(0.87)%	(0.85)%	(0.72)%	(0.41)%
Ratio of gross expenses to average net assets (d) (e)	1.84%	1.73%	1.69%	1.77%
Ratio of net investment income to average net assets (d) (e)	(0.49)%	(0.99)%	(0.81)%	(0.58)%
Portfolio turnover (c)	0%	0%	27%	0%

(a)  The Compass EMP Enhanced Fixed Income Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Enhanced Fixed Income Fund
	Class I Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.88	$9.91	$9.72	$10.00
Investment Activities:
Net investment income (b)	0.01	0.01	0.03	0.03
Net realized and unrealized gains (losses) on investments	(0.08)	0.13	0.19	(0.29)
Total from Investment Activities	(0.07)	0.14	0.22	(0.26)
Distributions:
Net investment income	(0.13)	—	(0.03)	(0.02)
In excess of net investment income	—	(0.17)	—	—
Net realized gains from investments	(0.16)	—	—	—
Total Distributions	(0.29)	(0.17)	(0.03)	(0.02)
Net Asset Value, End of Period	$9.52	$9.88	$9.91	$9.72
Total Return (c)	(0.79)%	1.39%	2.25%	(2.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,431	$4,970	$18,139	$1
Ratio of net expenses to average net assets (d)	0.46%	0.59%	0.60%	0.60%
Ratio of net investment income to average net assets (d)	0.17%	0.15%	0.28%	0.48%
Ratio of gross expenses to average net assets (d) (e)	0.85%	0.73%	0.69%	0.77%
Ratio of net investment income to average net assets (d) (e)	0.56%	0.01%	0.19%	0.31%
Portfolio turnover (c)	0%	0%	27%	0%

(a)  The Compass EMP Enhanced Fixed Income Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Ultra Short Term Fixed Income Fund
	Class A Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015		Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00	$10.00
Investment Activities:
Net investment income (b)	—	(c)	0.03		0.03	0.03
Net realized and unrealized gains (losses) on investments	(0.01)		0.01		0.00 (c)	0.00 (c)
Total from Investment Activities	(0.01)		0.04		0.03	0.03
Distributions:
Net investment income	(—	)(c)	(0.04)		(0.03)	(0.03)
Net realized gains from investments	—		(—	)(c)	—	—
Total Distributions	(—	)(c)	(0.04)		(0.03)	(0.03)
Net Asset Value, End of Period	$9.99		$10.00		$10.00	$10.00
Total Return (excludes sales charge) (d)	(0.05)%		0.39%		0.30%	0.25%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,359		$4,283		$5,965	$5,161
Ratio of net expenses to average net assets (e)	0.50%		0.50%		0.50%	0.55%
Ratio of net investment income to average net assets (e)	0.08%		0.35%		0.32%	0.45%
Ratio of gross expenses to average net assets (e) (f)	1.03%		0.94%		0.96%	1.06%
Ratio of net investment income to average net assets (e) (f)	0.62%		(0.09)%		(0.14)%	(0.06)%
Portfolio turnover (d)	0%		0%		0%	0%

(a)  The Compass EMP Ultra Short-Term Fixed Income Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Ultra Short Term Fixed Income Fund
	Class I Shares
	For the Six Months Ended December 31, 2015		Year Ended June 30, 2015		Year Ended June 30, 2014	For the Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00	$10.00
Investment Activities:
Net investment income (b)	0.02		0.06		0.06	0.03
Net realized and unrealized gains (losses) on investments	(—	)(c)	—	(c)	— (c)	— (c)
Total from Investment Activities	0.02		0.06		0.06	0.03
Distributions:
Net investment income	(0.02)		(0.06)		(0.06)	(0.03)
Net realized gains from investments	—		(0.00	)(c)	—	—
Total Distributions	(0.02)		(0.06)		(0.06)	(0.03)
Net Asset Value, End of Period	$10.00		$10.00		$10.00	$10.00
Total Return (d)	0.17%		0.64%		0.61%	0.40%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,022		$10,334		$10,846	$4,642
Ratio of net expenses to average net assets (e)	0.25%		0.25%		0.25%	0.30%
Ratio of net investment income to average net assets (e)	0.34%		0.60%		0.57%	0.76%
Ratio of gross expenses to average net assets (e) (f)	0.78%		0.69%		0.71%	0.81%
Ratio of net investment income to average net assets (e) (f)	0.87%		0.16%		0.11%	0.25%
Portfolio turnover (d)	0%		0%		0%	0%

(a)  The Compass EMP Ultra Short-Term Fixed Income Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Multi-Asset Balanced Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015		For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)	Year Ended November 30, 2012(a)	Year Ended November 30, 2011(a)	For the Five Months Period Ended November 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$12.02	$12.45		$12.70	$12.36	$12.18	$12.64	$11.86
Investment Activities:
Net investment income	0.13 (b)	0.36	(b)	0.14 (b)	0.04 (b)	0.01 (b)	0.12	0.02
Net realized and unrealized gains (losses) on investments	(0.61)	(0.40)		0.45	0.84	0.24	0.07 (c)	0.78
Total from Investment Activities	(0.48)	(0.04)		0.59	0.88	0.25	0.19	0.80
Distributions:
Net investment income	(0.12)	(0.25)		—	(0.16)	—	(0.10)	(0.02)
Net realized gains from investments	(0.95)	(0.14)		(0.84)	(0.38)	(0.07)	(0.55)	—
Total Distributions	(1.07)	(0.39)		(0.84)	(0.54)	(0.07)	(0.65)	(0.02)
Paid in capital from redemption fees	—	—		—	—	0.00 (d)	0.00 (d)	0.00 (d)
Net Asset Value, End of Period	$10.47	$12.02		$12.45	$12.70	$12.36	$12.18	$12.64
Total Return (excludes sales charge) (e)	(4.19)%	(0.29	)%(f)	5.10%	7.36%	2.03%	1.40%	6.73%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$20,466	$20,441		$82,534	$77,160	$87,255	$75,842	$35,516
Ratio of net expenses to average net assets (g) (h)	0.50%	0.50%		0.50%	0.92%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (g) (h)	2.16%	2.91%		1.93%	0.29%	0.06%	0.68%	0.39%
Ratio of gross expenses to average net assets (g) (h) (i)	0.70%	0.50%		0.49%	1.08%	1.13%	1.22%	1.32%
Ratio of net investment income to average net assets (g) (h) (i)	2.36%	2.91%		1.94%	0.13%	0.08%	0.61%	0.22%
Portfolio turnover (e)	32%	22%		12%	111%	58%	235%	16%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Realized and unrealized gain per share does not correlate to the aggregate of the realized and unrealized gains on the Consolidated Statements of Operations for the Year Ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(d)  Less than $0.01 per share.

(e)  Not annualized for periods less than one year.

(f)  Had the Advisor not reimbursed the trade error, total return would have been (0.45)%.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(h)  Annualized for periods less than one year.

(i)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Multi-Asset Balanced Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015		For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)	For the Five Months Period Ended November 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.76	$12.18		$12.50	$12.13		$12.05		$12.58	$11.82
Investment Activities:
Net investment income (loss)	0.07 (b)	0.20	(b)	0.09 (b)	(0.05	)(b)	(0.09	)(b)	0.04	(0.02)
Net realized and unrealized gains (losses) on investments	(0.59)	(0.33)		0.43	0.83		0.24		0.06 (c)	0.78
Total from Investment Activities	(0.52)	(0.13)		0.52	0.78		0.15		0.10	0.76
Distributions:
Net investment income	(0.02)	(0.15)		—	(0.03)		—		(0.08)	—
Net realized gains from investments	(0.95)	(0.14)		(0.84)	(0.38)		(0.07)		(0.55)	—
Total Distributions	(0.97)	(0.29)		(0.84)	(0.41)		(0.07)		(0.63)	—
Paid in capital from redemption fees	—	—		—	—		0.00	(d)	0.00 (d)	0.00 (d)
Net Asset Value, End of Period	$10.27	$11.76		$12.18	$12.50		$12.13		$12.05	$12.58
Total Return (excludes contingent deferred sales charge) (e)	(4.61)%	(1.01	)%(f)	4.59%	6.64%		1.22%		0.65%	6.43%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,643	$11,977		$14,559	$16,455		$24,847		$21,383	$10,691
Ratio of net expenses to average net assets (g) (h)	1.25%	1.25%		1.25%	1.67%		1.90%		1.90%	1.90%
Ratio of net investment income to average net assets (g) (h)	1.29%	1.67%		1.33%	(0.46)%		(0.69)%		(0.06)%	(0.36)%
Ratio of gross expenses to average net assets (g) (h) (i)	1.44%	1.25%		1.24%	1.83%		1.88%		1.97%	2.07%
Ratio of net investment income to average net assets (g) (h) (i)	1.48%	1.67%		1.34%	(0.62)%		(0.67)%		(0.13)%	(0.53)%
Portfolio turnover (e)	32%	22%		12%	111%		58%		235%	16%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Realized and unrealized gain per share does not correlate to the aggregate of the realized and unrealized gains on the Consolidated Statements of Operations for the Year Ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(d)  Less than $0.01 per share.

(e)  Not annualized for periods less than one year.

(f)  Had the Advisor not reimbursed the trade error, total return would have been (1.18)%.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(h)  Annualized for periods less than one year.

(i)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Multi-Asset Growth Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015		For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)	Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)	For the Five Months Period Ended November 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.82	$12.54		$13.97	$11.66	$11.98		$12.80	$11.38
Investment Activities:
Net investment income (loss)	0.06 (b)	0.41	(b)	0.26 (b)	0.08 (b)	(0.03	)(b)	0.10	(0.03)
Net realized and unrealized gains (losses) on investments	(0.70)	(0.41)		0.61	2.23	(0.29)		(0.04)	1.45
Total from Investment Activities	(0.64)	—		0.87	2.31	(0.32)		0.06	1.42
Distributions:
Net investment income	(0.10)	(0.28)		(0.35)	—	—		(0.10)	—
Net realized gains from investments	(2.54)	(0.44)		(1.95)	—	—		(0.78)	—
Total Distributions	(2.64)	(0.72)		(2.30)	—	—		(0.88)	—
Paid in capital from redemption fees	—	—		—	—	—	(c)	— (c)	— (c)
Net Asset Value, End of Period	$8.54	$11.82		$12.54	$13.97	$11.66		$11.98	$12.80
Total Return (excludes sales charge) (d)	(5.84)%	0.22	%(e)	7.82%	19.81%	2.67	%(f)	0.08%	12.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,606	$6,022		$44,095	$46,693	$48,959		$54,198	$15,832
Ratio of net expenses to average net assets (g) (h)	0.50%	0.50%		0.50%	1.09%	1.45%		1.45%	1.45%
Ratio of net investment income to average net assets (g) (h)	1.10%	3.39%		3.69%	0.58%	(0.22)%		0.26%	(0.64)%
Ratio of gross expenses to average net assets (g) (h) (i)	0.97%	0.54%		0.56%	1.09%	1.51%		1.68%	1.93%
Ratio of net investment income to average net assets (g) (h) (i)	1.57%	3.35%		3.63%	0.58%	(0.28)%		0.03%	(1.12)%
Portfolio turnover (d)	106%	32%		4%	151%	108%		341%	31%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Had the Advisor not reimbursed the trade error, total return would have been (0.20)%.

(f)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(h)  Annualized for periods less than one year.

(i)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Multi-Asset Growth Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015		For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)	For the Five Months Period Ended November 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.43	$12.15		$13.55	$11.40		$11.80		$12.65	$11.28
Investment Activities:
Net investment income (loss)	0.02 (b)	0.20	(b)	0.19 (b)	(0.02	)(b)	(0.11	)(b)	(0.02)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.68)	(0.29)		0.61	2.17		(0.29)		(0.02)	1.44
Total from Investment Activities	(0.66)	(0.09)		0.80	2.15		(0.40)		(0.04)	1.37
Distributions:
Net investment income	(0.00)	(0.19)		(0.25)	—		—		(0.03)	—
Net realized gains from investments	(2.54)	(0.44)		(1.95)	—		—		(0.78)	—
Total Distributions	(2.54)	(0.63)		(2.20)	—		—		(0.81)	—
Paid in capital from redemption fees	—	—		—	—		—	(c)	— (c)	— (c)
Net Asset Value, End of Period	$8.23	$11.43		$12.15	$13.55		$11.40		$11.80	$12.65
Total Return (excludes contingent deferred sales charge) (d)	(6.18)%	(0.58	)%(e)	7.36%	18.86%		(3.39	)%(f)	(0.71)%	1.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,826	$4,934		$6,913	$5,787		$7,480		$7,432	$4,085
Ratio of net expenses to average net assets (g) (h)	1.25%	1.25%		1.25%	1.84%		2.20%		2.20%	2.20%
Ratio of net investment income to average net assets (g) (h)	0.30%	1.75%		2.94%	(0.16)%		(0.97)%		(0.34)%	(1.39)%
Ratio of gross expenses to average net assets (g) (h) (i)	1.67%	1.29%		1.31%	1.84%		2.26%		2.43%	2.68%
Ratio of net investment income to average net assets (g) (h) (i)	0.72%	1.71%		2.88%	(0.16)%		(1.03)%		(0.57)%	(1.87)%
Portfolio turnover	106%	32%		4%	151%		108%		341%	31%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Had the Advisor not reimbursed the trade error, total return would have been (1.02)%.

(f)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(h)  Annualized for periods less than one year.

(i)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Alternative Strategies Fund
	Class A Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)	For the Five Months Period Ended November 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$10.14	$10.58	$10.07	$9.69		$10.28		$10.37	$9.46
Investment Activities:
Net investment income (loss)	0.14 (b)	0.27 (b)	0.06 (b)	(0.02	)(b)	(0.07	)(b)	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.69)	(0.47)	0.45	0.40		(0.52)		0.03 (c)	0.93
Total from Investment Activities	(0.55)	(0.20)	0.51	0.38		(0.59)		0.02	0.91
Distributions:
Net investment income	(0.22)	(0.24)	—	—		—		—	—
Tax return of capital	—	—	—	—		—		(0.11)	—
Total Distributions	(0.22)	(0.24)	—	—		—		(0.11)	—
Paid in capital from redemption fees	—	—	—	—		—	(d)	— (d)	— (d)
Net Asset Value, End of Period	$9.37	$10.14	$10.58	$10.07		$9.69		$10.28	$10.37
Total Return (excludes sales charge) (e)	(5.43)%	(1.88)%	5.06%	3.92%		(5.74)%		0.17%	9.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,401	$32,275	$51,003	$59,079		$118,926		$187,460	$4,776
Ratio of net expenses to average net assets (f) (g)	0.50%	0.50%	0.50%	1.19%		1.41%		1.45%	1.45%
Ratio of net investment income to average net assets (f) (g)	2.80%	2.64%	1.03%	(0.25)%		(0.71)%		(0.10)%	(0.75)%
Ratio of gross expenses to average net assets (f) (g) (h)	0.79%	0.56%	0.59%	1.19%		1.37%		1.45%	4.21%
Ratio of net investment income to average net assets (f) (g) (h)	3.09%	2.58%	0.94%	(0.25)%		(0.67)%		(0.10)%	(3.51)%
Portfolio turnover	60%	11%	49%	153%		137%		278%	24%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Realized and unrealized gain per share does not correlate to the aggregate of the realized and unrealized gains on the Consolidated Statements of Operations for the Year Ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(d)  Less than $0.01 per share.

(e)  Not annualized for periods less than one year.

(f)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(g)  Annualized for periods less than one year.

(h)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Alternative Strategies Fund
	Class C Shares
	For the Six Months Ended December 31, 2015	Year Ended June 30, 2015	For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)	For the Five Months Period Ended November 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$9.85	$10.27	$9.82	$9.51		$10.17		$10.29	$9.41
Investment Activities:
Net investment income (loss)	0.10 (b)	0.18 (b)	0.02 (b)	(0.09	)(b)	(0.15	)(b)	(0.04)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.67)	(0.45)	0.43	0.40		(0.51)		(0.02)	0.93
Total from Investment Activities	(0.57)	(0.27)	0.45	0.31		(0.66)		(0.06)	0.88
Distributions:
Net investment income	(0.13)	(0.15)	—	—		—		—	—
Tax return of capital	—	—	—	—		—		(0.06)	—
Total Distributions	(0.13)	(0.15)	—	—		—		(0.06)	—
Paid in capital from redemption fees	—	—	—	—		—	(c)	— (c)	— (c)
Net Asset Value, End of Period	$9.15	$9.85	$10.27	$9.82		$9.51		$10.17	$10.29
Total Return (excludes contingent deferred sales charge) (d)	(5.75)%	(2.65)%	4.58%	3.26%		(6.49)%		(0.61)%	9.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,001	$6,778	$9,581	$12,918		$24,340		$23,893	$1,183
Ratio of net expenses to average net assets (e) (f)	1.25%	1.25%	1.25%	1.94%		2.16%		2.20%	2.20%
Ratio of net investment income to average net assets (e) (f)	2.06%	1.81%	0.31%	(1.00)%		(1.46)%		(1.05)%	(1.50)%
Ratio of gross expenses to average net assets (e) (f) (g)	1.54%	1.31%	1.34%	1.94%		2.12%		2.20%	4.96%
Ratio of net investment income to average net assets (e) (f) (g)	2.35%	1.75%	0.22%	(1.00)%		(1.42)		(1.05)%	(4.26)%
Portfolio turnover	60%	11%	49%	153%		137%		278%	24%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements December 31, 2015

  (Unaudited)

1.  Organization:

Victory Portfolios II (formerly Compass EMP Funds Trust) (the "Trust"), was organized on April 11, 2012 as a Delaware statutory trust (formerly a Delaware business trust). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. As of December 31, 2015, the Trust offered shares of 26 funds (each a "Fund" and collectively, the "Funds"). Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following funds. The investment objective of each Fund is set forth below.

Funds*	Former Fund Names	Investment Objectives
Victory CEMP US 500 Volatility Wtd Index Fund	Compass EMP U.S. 500 Volatility Weighted Fund	Track performance of the CEMP US Large Cap 500 Volatility Weighted Index before expenses.
Victory CEMP US Small Cap Volatility Wtd Index Fund	Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	Track performance of the CEMP US Small Cap 500 Volatility Weighted Index before expenses.
Victory CEMP International Volatility Wtd Index Fund	Compass EMP International 500 Volatility Weighted Fund	Track performance of the CEMP International 500 Volatility Weighted Index before expenses.
Victory CEMP Emerging Market Volatility Wtd Index Fund	Compass EMP Emerging Market 500 Volatility Weighted Fund	Track performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Victory CEMP International Enhanced Volatility Wtd Index Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund	Track performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.
Victory CEMP REC Enhanced Volatility Wtd Index Fund	Compass EMP REC Enhanced Volatility Weighted Fund	Track performance of the CEMP US REIT Long/Cash Volatility Weighted Index before expenses.
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Compass EMP Commodity Strategies Volatility Weighted Fund	Track performance of the CEMP Commodity Volatility Weighted Index before expenses.
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	Track performance of the CEMP Commodity Long/Cash Volatility Weighted Index before expenses.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

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Funds*	Former Fund Names	Investment Objectives
Victory CEMP Long/Short Strategy Fund	Compass EMP Long/Short Strategies Fund	Seeks capital appreciation.
Victory CEMP Market Neutral Income Fund	Compass EMP Market Neutral Income Fund	Seeks to achieve high current income while maintaining a low correlation to the fluctuations of the equity and bond markets.
Victory CEMP Enhanced Fixed Income Fund	Compass EMP Enhanced Fixed Income Fund	Total return.
Victory CEMP Ultra Short Term Fixed Income Fund	Compass EMP Ultra Short Term Fixed Income Fund	Designed to invest in fixed income instruments which average 12 months or less in maturity.
Victory CEMP Multi-Asset Balanced Fund ("Balanced Fund")	Compass EMP Multi-Asset Balanced Fund	Moderate asset allocation fund offering exposure to multiple asset classes (growth and income) within one mutual fund.
Victory CEMP Multi-Asset Growth Fund ("Growth Fund")	Compass EMP Multi-Asset Growth Fund	Long term capital appreciation.
Victory CEMP Alternative Strategies Fund ("Alternative Fund")	Compass EMP Alternative Strategies Fund	Long term capital appreciation.

*  Name changes were effective November 9, 2015 for each Fund.

The financial statements of the Victory CEMP Commodity Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiaries"), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries' derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Victory Capital Management, LLC. ("VCM" or "Adviser"). The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order for the Funds to indirectly invest in certain investments that are consistent with their respective investment objectives and policies. Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries.

For tax purposes, the Subsidiaries are exempted Cayman investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations ("CFCs") and as such are not subject to U.S. income tax. However, as wholly-owned CFCs, the Subsidiaries' net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds' taxable income.

Each Fund currently offers Class A, Class C and Class I shares with the exception of the Victory CEMP Ultra Short Term Fixed Income Fund which offers Class A and Class I shares and the Balanced Fund, Growth Fund, and Alternative Fund which offer Class A and Class C shares. On October 12, 2015, Class T Shares were closed. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

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Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities, rights, exchange-traded funds, and options listed or traded on securities exchanges or the NASDAQ National Market System are valued at the official closing price if available, or the last sales price, on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees (the "Board"), fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Victory CEMP International Volatility Wtd Index Fund, Victory CEMP Emerging Market Volatility Wtd Index Fund and Victory International Enhanced Volatility Wtd Index Fund use a systemic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are generally valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board. Short-term fixed-income investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are generally valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are generally valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value as reported by such companies. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2015, while the breakdown, by category, of equity securities are disclosed on the Schedules of Portfolio Investments for each Fund:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US 500 Volatility Wtd Index Fund
Common Stocks	$29,496,283	$—	$—	$—	$—	$—	$29,496,283	$—
Cash Equivalents	—	—	216,147	—	—	—	216,147	—
Futures Contracts	—	(6,986)	—	—	—	—	—	(6,986)
Total	29,496,283	(6,986)	216,147	—	—	—	29,712,430	(6,986)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US Small Cap Volatility Wtd Index Fund
Common Stocks	$6,865,484		$—	$—	$—	$—	$—	$6,865,484	$—
Cash Equivalents	—		—	458,059	—	—	—	458,059	—
Futures Contracts	—		(1,609)	—	—	—	—	—	(1,609)
Total	6,865,484		(1,609)	458,059	—	—	—	7,323,543	(1,609)
Victory CEMP International Volatility Wtd Index Fund
Common Stocks	1,105,672	(a)	—	7,413,002	—	483	—	8,519,157	—
Futures Contracts	—		(9,321)	—	—	—	—	—	(9,321)
Total	1,105,672		(9,321)	7,413,002	—	483	—	8,519,157	(9,321)
Victory CEMP Emerging Market Volatility Wtd Index Fund
Common Stocks	485,369	(b)	—	9,724,689	—	30,954	—	10,241,012	—
Rights	—		—	266	—	—	—	266	—
Cash Equivalents	—		—	1,640,043	—	—	—	1,640,043	—
Futures Contracts	—		(2,162)	—	—	—	—	—	(2,162)
Total	485,369		(2,162)	11,364,998	—	30,954	—	11,881,321	(2,162)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	192,127,016		—	—	—	—	—	192,127,016	—
Cash Equivalents	—		—	1,453,405	—	—	—	1,453,405	—
Futures Contracts	—		(5,530)	—	—	—	—	—	(5,530)
Total	192,127,016		(5,530)	1,453,405	—	—	—	193,580,421	(5,530)
Victory CEMP International Enhanced Volatility Wtd Index Fund
Common Stocks	4,525,252	(a)	—	29,879,417	—	1,799	—	34,406,468	—
Futures Contracts	—		(8,274)	—	—	—	—	—	(8,274)
Total	4,525,252		(8,274)	29,879,417	—	1,799	—	34,406,468	(8,274)
Victory CEMP REC Enhanced Volatility Wtd Index Fund
Common Stocks	9,318,852		—	—	—	—	—	9,318,852	—
Futures Contracts	—		110	—	—	—	—	—	110
Total	9,318,852		110	—	—	—	—	9,318,852	110

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	$—	$—	$5,886,864	$—	$—	$—	$5,886,864	$—
Cash Equivalents	—	—	2,429,455	—	—	—	2,429,455	—
Futures Contracts	—	21,588	—	—	—	—	—	21,588
Total	—	21,588	8,316,319	—	—	—	8,316,319	21,588
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	—	—	4,441,709	—	—	—	4,441,709	—
Cash Equivalents	—	—	945,760	—	—	—	945,760	—
Futures Contracts	—	19,395	—	—	—	—	—	19,395
Total	—	19,395	5,387,469	—	—	—	5,387,469	19,395
Victory CEMP Long/Short Strategy Fund
Common Stocks	11,575,453	—	—	—	—	—	11,575,453	—
Cash Equivalents	—	—	3,091,112	—	—	—	3,091,112	—
Futures Contracts	—	(4,613)	—	—	—	—	—	(4,613)
Total	11,575,453	(4,613)	3,091,112	—	—	—	14,666,565	(4,613)
Victory CEMP Market Neutral Income Fund
Common Stocks	29,846,230	—	27,235,448	—	—	—	57,081,678	—
Cash Equivalents	—	—	2,349,738	—	—	—	2,349,738	—
Written Options	—	—	—	(145,738)	—	—	—	(145,738)
Futures Contracts	—	(75,748)	—	—	—	—	—	(75,748)
Total	29,846,230	(75,748)	29,439,448	(145,738)	—	—	59,285,678	(221,486)
Victory CEMP Enhanced Fixed Income Fund
U.S. Treasury Obligations	—	—	1,999,528	—	—	—	1,999,528	—
Commercial Papers	—	—	1,149,639	—	—	—	1,149,639	—
Futures Contracts	—	404	—	—	—	—	—	404
Total	—	404	3,149,167	—	—	—	3,149,167	404

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP Ultra Short Term Fixed Income Fund
U.S. Treasury Obligations	$—	$—	$5,483,136	$—	$—	$—	$5,483,136	$—
Commercial Papers	—	—	4,097,701	—	—	—	4,097,701	—
Cash Equivalents	—	—	820,667	—	—	—	820,667	—
Total	—	—	10,401,504	—	—	—	10,401,504	—
Victory CEMP Multi-Asset Balanced Fund
Affiliated Exchange- Traded Funds	3,391,030	—	—	—	—	—	3,391,030	—
Affiliated Mutual Funds	17,846,062	—	6,506,343	—	—	—	24,352,405	—
Cash Equivalents	—	—	672,913	—	—	—	672,913	—
Total	21,237,092	—	7,179,256	—	—	—	28,416,348	—
Victory CEMP Multi-Asset Growth Fund
Affiliated Exchange- Traded Funds	9,610,161	—	—	—	—	—	9,610,161	—
Cash Equivalents	—	—	6,532,478	—	—	—	6,532,478	—
Total	9,610,161	—	6,532,478	—	—	—	16,142,639	—
Victory CEMP Alternative Strategies Fund
Affiliated Mutual Funds	27,173,048	—	—	—	—	—	27,173,048	—
Cash Equivalents	—	—	582,658	—	—	—	582,658	—
Total	27,173,048	—	582,658	—	—	—	27,755,706	—

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of holdings: All ADRs traded on U.S. securities exchanges and all securities listed under Canada.

(b)  Consists of holdings: All ADRs traded on U.S. securities exchanges and all securities listed under Mexico.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Significant transfers occurred between Levels 1 and 2 based on recognition dates of June 30, 2015 and December 31, 2015. The Funds' current policy is to look through to the underlying investments in Investment Companies to determine the ASC 820 Level. On June 30, 2015, all international securities, except as noted above, were fair valued and are listed as Level 2 investments.

	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
Victory CEMP International Volatility Wtd Index Fund
Common Stocks	$—	$6,344,434
Victory CEMP Emerging Market Volatility Wtd Index Fund
Common Stocks	—	7,739,191
Victory CEMP International Enhanced Volatility Wtd Index Fund
Common Stocks	—	25,572,130
Victory CEMP Market Neutral Income Fund
Common Stocks	1,233,250	2,934,301

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Victory CEMP Emerging Market Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund
Investments in Securities	Common Stocks	Common Stocks	Common Stocks
Balance as of June 30, 2015	$14,166	$—	$—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/ (Depreciation)	(2,233)	—	—
Purchases	—	—	—
Sales Proceeds	—	—	—
Transfer into Level 3	19,021	1,799	483
Transfer out of Level 3	—	—	—
Balance as of December 31, 2015	$30,954	$1,799	$483

Exchange Traded Funds:

Each Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

Each Fund may enter into foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks or as an investment strategy consistent with that Fund's investment objective. A foreign currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contract (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2015, the Funds had no open forward foreign currency contracts

Option Transactions:

Each Fund may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

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The number of put option contracts written and the premiums received by the Funds during the six months ended December 31, 2015, were as follows:

	Victory CEMP Market Neutral Fixed Income Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of year	204	$267,745
Options written	1,197	1,948,503
Options exercised	(130)	(305,500)
Options expired	—	—
Options closed	(1,140)	(1,619,800)
Options outstanding, end of year	131	$290,948

Futures Contracts:

Each Fund may enter into contracts to hedge or manage risks associated with the Funds' security investments or to gain exposure to certain asset classes or markets. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specific securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated matter. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's future positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2015.

Risk Exposure	Asset Location	Fair Value	Liability Locations	Fair Value
Victory CEMP US 500 Volatility Wtd Index Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$—	Unrealized depreciation on variation margin	$3,962
Victory CEMP US Small Cap Volatility Wtd Index Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$—	Unrealized depreciation on variation margin	$6,718
Victory CEMP International Volatility Wtd Index Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$—	Unrealized depreciation on variation margin	$12,405
Victory CEMP Emerging Market Volatility Wtd Index Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$—	Unrealized depreciation on variation margin	$1,700

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Locations	Fair Value
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$—	Unrealized depreciation on variation margin	$15,603
Victory CEMP International Enhanced Volatility Wtd Index Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$—	Unrealized depreciation on variation margin	$13,743
Victory CEMP REC Enhanced Volatility Wtd Index Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$—	Unrealized depreciation on variation margin	$540
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Commodity Contracts (Futures)	Unrealized appreciation on variation margin	$21,201	Unrealized depreciation on variation margin	$25,401
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Commodity Contracts (Futures)	Unrealized appreciation on variation margin	$21,373	Unrealized depreciation on variation margin	$18,724
Victory CEMP Long/Short Strategy Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$43,200	Unrealized depreciation on variation margin	$—
Victory CEMP Market Neutral Income
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$658,440	Unrealized depreciation on variation margin	$228,015
Equity Contracts (Written Options)	N/A	N/A	Written options, at value	$145,738
Victory CEMP Enhanced Fixed Income Fund
Equity Contracts (Futures)	Unrealized appreciation on variation margin	$1,809	Unrealized depreciation on variation margin	$—

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended December 31, 2015.

Risk Exposure	Statement of Operations	Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Victory CEMP US 500 Volatility Wtd Index Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$15,183	$11,714
Victory CEMP US Small Cap Volatility Wtd Index Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$(88,508)	$2,992
Victory CEMP International Volatility Wtd Index Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$(63,333)	$19,459

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Risk Exposure	Statement of Operations	Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Victory CEMP Emerging Market Volatility Wtd Index Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$(447,510)	$9,679
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$19,473	$77,308
Victory CEMP International Enhanced Volatility Wtd Index Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$(348,608)	$74,336
Victory CEMP REC Enhanced Volatility Wtd Index Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$(53,112)	$25,830
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Commodity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$(1,756,089)	$(32,022)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Commodity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$(966,985)	$(5,531)
Victory CEMP Long/Short Strategy Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$124,586	$(124,763)
Victory CEMP Market Neutral Income Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$4,511,740	$(1,177,487)
Equity Contracts (Purchased Options)	Net realized gain (losses) from investment transactions/Net change in unrealized appreciation (depreciation) on investments	$4,905	$(4,050)
Equity Contracts (Written Options)	Net realized gains (losses) on written options/Net change in unrealized appreciation (depreciation) on written options	$1,176,791	$502,215

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Risk Exposure	Statement of Operations	Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Victory CEMP Enhanced Fixed Income Fund
Equity Contracts (Futures)	Net realized gains (losses) on future contracts/Net change in unrealized appreciation (depreciation) on future contracts	$(68,296)	$8,272

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets through the period. For the six months ended December 31, 2015, the Victory CEMP Enhanced Fixed Income Fund had an average notional amount of $10,191,585.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on dividends as a result of certain investments in foreign securities by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gain or loss from these fluctuations are disclosed as net realized gains or losses from foreign currency translations on the Statements of Operations.

Distributions to Shareholders:

Each of the Funds (except the Victory CEMP REC Enhanced Volatility Wtd Index Fund, Victory CEMP Ultra Short Term Fixed Income Fund, Balanced Fund, Growth Fund, and Alternative Fund) declare and distribute dividends from net investment income at least quarterly, if any. The Victory CEMP REC Enhanced Volatility Wtd Index Fund and Victory CEMP Ultra Short Term Fixed Income Fund declare and distribute dividends from net investment income monthly, if any. The Balanced Fund, Growth Fund, and Alternative Fund declare and distribute dividends from net investment income at least annually, if any. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify, except as described below, as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. The Funds have a tax year end of June 30.

During the year ended November 30, 2012, the Balanced Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended November 30, 2011, resulting in the Balanced Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate. The Internal Revenue Code contains curative provisions that allowed the Balanced Fund to re-establish its status as a RIC retroactive to the year ended November 30, 2011. In order to qualify for this relief, the Balanced Fund paid to its shareholders a "deficiency dividend" and will need to pay interest and penalties to the Internal Revenue Service. The interest and penalties on the deficiency dividend will not be borne by the Balanced Fund and will be reimbursed by the Administrator. As of June 30, 2015 interest and penalties are estimated to be $224,411.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other:

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund in the Trust, or jointly with an affiliated truston the basis of relative net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Subsequent Events:

The Victory CEMP REC Enhanced Volatility Wtd Index Fund, Victory CEMP Enhanced Fixed Income Fund and Victory CEMP Ultra Short Term Fixed Income Fund are expected to liquidate on or about February 26, 2016.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the period ended December 31, 2015 were as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Victory CEMP US 500 Volatility Wtd Index Fund	$13,156,614	$9,368,453	$—	$—
Victory CEMP US Small Cap Volatility Wtd Index Fund	13,223,066	12,892,585	—	—
Victory CEMP International Volatility Wtd Index Fund	7,705,159	13,265,522	—	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Victory CEMP Emerging Market Volatility Wtd Index Fund	$12,560,245	$9,737,326	$—	$—
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	44,739,374	54,700,969	—	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	47,436,480	25,021,115	—	—
Victory CEMP REC Enhanced Volatility Wtd Index Fund	27,653,513	36,695,330	—	—
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	4,448,359	20,171,993	499,453	—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	—	366,705	499,453	—
Victory CEMP Long/Short Strategy Fund	6,118,676	7,999,411	—	—
Victory CEMP Market Neutral Income Fund	36,154,570	23,458,627	—	—
Victory CEMP Enhanced Fixed Income Fund	—	3,436,866	—	—
Victory CEMP Ultra Short Term Fixed Income Fund	—	—	—	—
Balanced Fund	10,820,523	13,514,617	—	—
Growth Fund	12,973,843	14,303,038	—	—
Alternative Strategies Fund	20,177,407	23,129,227	—	—

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by VCM, a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with the remaining portion owned by Victory employees and a limited number of outside investors.

Under the terms of the Investment Advisory Agreement (the "Advisory Agreement"), the Adviser is entitled to receive fees based on a percentage of the average daily assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser does not receive any management fees from the Balanced Fund, Growth Fund, or Alternative Strategies Fund. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
Victory CEMP US 500 Volatility Wtd Index Fund	0.70%
Victory CEMP US Small Cap Volatility Wtd Index Fund	0.70%
Victory CEMP International Volatility Wtd Index Fund	0.80%
Victory CEMP Emerging Market Volatility Wtd Index Fund	0.85%
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	0.70%
Victory CEMP International Enhanced Volatility Wtd Index Fund	0.80%
Victory CEMP REC Enhanced Volatility Wtd Index Fund	1.05%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	0.80%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	0.80%
Victory CEMP Long/Short Strategy Fund	1.15%
Victory CEMP Market Neutral Income Fund	0.60%
Victory CEMP Enhanced Fixed Income Fund	0.40%
Victory CEMP Ultra Short Term Fixed Income Fund	0.40%

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Effective November 2, 2015, VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services based on the average daily net assets of the Trust, Victory Portfolios Trust and Variable Insurance Funds (collectively, the "Trusts"):

Prior to November 2, 2015 (November 9, 2015 for transfer agent), Gemini Fund Services, LLC ("GFS") served as the Funds' administrator, fund accountant, and transfer agent. Under an Investment Company Services Agreement (the "Services Agreement'), GFS was paid for its services based on the average daily net assets of the Trust. GFS also received other transaction-based charges from the Trust and was reimbursed for all reasonable out-of pocket expenses incurred in providing these services.

Effective November 9, 2015, SunGard Investor Services LLC acts as the Funds' transfer agent. The Funds also pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services. Fees paid to GFS, SunGard Investor Services LLC and other intermediaries or financial institutions for these services for the six months ended December 31, 2015 are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 2, 2015 Northern Lights Distributors, LLC served as distributor.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets for Class A and Class C Shares of each of the respective Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commission on the sales of Class A Shares. For the period ended December 31, 2015, the Distributor received approximately $37,635 from commissions earned on sales of Class A Shares. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short- term money movement in and out of the Funds.

The Adviser has entered into contractual expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the annual expense limits as listed below for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of December 31, 2015, the expense limits are as follows:

	In Effect Until At Least October 31, 2017
	Class A	Class C	Class I
Victory CEMP US 500 Volatility Wtd Index Fund	0.99%	1.74%	0.74%
Victory CEMP US Small Cap Volatility Wtd Index Fund	0.99%	1.74%	0.74%
Victory CEMP International Volatility Wtd Index Fund	1.10%	1.85%	0.85%
Victory CEMP Emerging Market Volatility Wtd Index Fund	1.15%	1.90%	0.90%
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%
Victory CEMP International Enhanced Volatility Wtd Index Fund	1.10%	1.85%	0.85%

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	In Effect Until At Least October 31, 2017
	Class A	Class C	Class I
Victory CEMP REC Enhanced Volatility Wtd Index Fund	1.46%	2.21%	1.21%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	1.10%	1.85%	0.85%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	1.10%	1.85%	0.85%
Victory CEMP Long/Short Strategy Fund	1.45%	2.20%	1.20%
Victory CEMP Market Neutral Income Fund	0.90%	1.65%	0.65%
Victory CEMP Enhanced Fixed Income Fund	0.71%	1.46%	0.46%

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made. Such repayments shall be made only to the extent that such repayments would not cause current annualized operating expenses of the Fund to exceed the original expense limit for the applicable period. As of December 31, 2015, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waiver/reimbursed by Adviser".

Fund	Amount Waived or Reimbursed Available to Recoup	Expires June 30,
Victory CEMP US 500 Volatility Wtd Index Fund	$22,927	2016
Victory CEMP US 500 Volatility Wtd Index Fund	60,111	2017
Victory CEMP US 500 Volatility Wtd Index Fund	97,927	2018
Victory CEMP US 500 Volatility Wtd Index Fund	61,903	2019
Victory CEMP US Small Cap Volatility Wtd Index Fund	$20,528	2016
Victory CEMP US Small Cap Volatility Wtd Index Fund	62,236	2017
Victory CEMP US Small Cap Volatility Wtd Index Fund	65,552	2018
Victory CEMP US Small Cap Volatility Wtd Index Fund	43,413	2019
Victory CEMP International Volatility Wtd Index Fund	$109,220	2016
Victory CEMP International Volatility Wtd Index Fund	156,294	2017
Victory CEMP International Volatility Wtd Index Fund	177,626	2018
Victory CEMP International Volatility Wtd Index Fund	86,379	2019
Victory CEMP Emerging Market Volatility Wtd Index Fund	$150,002	2016
Victory CEMP Emerging Market Volatility Wtd Index Fund	282,199	2017
Victory CEMP Emerging Market Volatility Wtd Index Fund	245,843	2018
Victory CEMP Emerging Market Volatility Wtd Index Fund	121,680	2019
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$10,798	2016
Victory CEMP REC Enhanced Volatility Wtd Index Fund	55,433	2017
Victory CEMP REC Enhanced Volatility Wtd Index Fund	69,609	2018
Victory CEMP REC Enhanced Volatility Wtd Index Fund	36,430	2019
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$23,076	2016
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	113,611	2017
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	351,266	2018
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	262,133	2019

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Fund	Amount Waived or Reimbursed Available to Recoup	Expires June 30,
Victory CEMP Long/Short Strategy Fund	$14,806	2016
Victory CEMP Long/Short Strategy Fund	44,987	2017
Victory CEMP Long/Short Strategy Fund	61,653	2018
Victory CEMP Long/Short Strategy Fund	35,953	2019
Victory CEMP International Enhanced Volatility Wtd Index Fund	$130,961	2016
Victory CEMP International Enhanced Volatility Wtd Index Fund	214,072	2017
Victory CEMP International Enhanced Volatility Wtd Index Fund	281,326	2018
Victory CEMP International Enhanced Volatility Wtd Index Fund	159,522	2019
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$14,579	2016
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	59,019	2017
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	33,501	2018
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	21,840	2019
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$13,511	2016
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	49,104	2017
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	47,451	2018
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	30,111	2019
Victory CEMP Market Neutral Income Fund	$13,054	2016
Victory CEMP Market Neutral Income Fund	43,172	2017
Victory CEMP Market Neutral Income Fund	95,075	2018
Victory CEMP Market Neutral Income Fund	89,878	2019
Victory CEMP Enhanced Fixed Income Fund	$24,387	2016
Victory CEMP Enhanced Fixed Income Fund	55,861	2017
Victory CEMP Enhanced Fixed Income Fund	56,961	2018
Victory CEMP Enhanced Fixed Income Fund	34,235	2019
Victory CEMP Ultra Short Term Fixed Income Fund	$17,354	2016
Victory CEMP Ultra Short Term Fixed Income Fund	71,367	2017
Victory CEMP Ultra Short Term Fixed Income Fund	62,903	2018
Victory CEMP Ultra Short Term Fixed Income Fund	36,992	2019
Balanced Fund	$26,758	2019
Growth Fund	$7,117	2017
Growth Fund	21,061	2018
Growth Fund	20,355	2019
Alternative Strategies Fund	$22,842	2017
Alternative Strategies Fund	36,386	2018
Alternative Strategies Fund	48,427	2019

The Adviser, Citi, or other service providers may voluntarily waiver or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended December 31, 2015, Victory CEMP Ultra Short Term Fixed Income Fund, Balanced Fund, Growth Fund and Alternative Strategies Fund waived fees.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

The Victory CEMP International Volatility Wtd Index Fund, Victory CEMP Emerging Market Volatility Wtd Index Fund and Victory International Enhanced Volatility Wtd Index Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

On November 2, 2015, the Trust, Victory Portfolios, Victory Variable Insurance Funds and Victory Institutional Funds (collectively, the "Trusts"), participate in a short-term, demand note "Line of Credit" agreement with Citibank N.A. ("Citibank"). Under the agreement with Citibank, the Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended December 31, 2015, Citibank earned from the Trusts approximately $25,000 for Line of Credit Fees. Each fund covered by the facility pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. During the six months ended December 31, 2015, the Funds had no loans outstanding.

Prior to November 2, 2015, the Trust participated in a $15 million secured Revolving Credit Agreement (the "Agreement") with U.S. Bank, National Association ("U.S. Bank"). Under the terms of the Agreement, each Fund could not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing were used only for temporary or emergency purposes including the financing of redemptions. Interest was charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds collateralized the borrowings with certain securities the Funds held at the time of borrowing. During the six months ended December 31, 2015, the Funds had no loans outstanding.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

7.  Securities Lending:

Prior to November 2, 2015, the Trust was a party to a securities lending arrangement with U.S. Bank National Association (the "Agent"). Under the terms of the agreement, the Funds were authorized to loan securities to certain broker dealers and banks that had securities lending agreements with the Agent. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned or at least 105% of the value of foreign securities loaned. The cash collateral was invested during the period in short-term instruments. Securities lending income is disclosed in the Funds' Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually. As of December 31, 2015, the Trust has no securities lending arrangements with any Agents.

8.  Federal Income Tax Information:

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

For the period ended June 30, 2015:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Victory CEMP US 500 Volatility Wtd Index Fund	$1,456,002	$2,500,477	$—	$3,956,479
Victory CEMP US Small Cap Volatility Wtd Index Fund	699,927	754,613	—	1,454,540
Victory CEMP International Volatility Wtd Index Fund	1,503,506	919,483	—	2,422,989
Victory CEMP Emerging Market Volatility Wtd Index Fund	213,447	—	—	213,447
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	4,530,652	7,562,282	—	12,092,934
Victory CEMP International Enhanced Volatility Wtd Index Fund	3,409,955	1,058,085	—	4,468,040
Victory CEMP REC Enhanced Volatility Wtd Index Fund	866,949	10,942	—	877,891
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	1,456,795	2,059	—	1,458,854
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	121,605	—	—	121,605
Victory CEMP Long/Short Strategy Fund	128,698	23,882	—	152,580
Victory CEMP Market Neutral Income Fund	1,845,581	—	—	1,845,581
Victory CEMP Enhanced Fixed Income Fund	799,648	—	—	799,648
Victory CEMP Ultra Short Term Fixed Income Fund	75,002	—	—	75,002
Balanced Fund	3,031,185	123,909	—	3,155,094
Growth Fund	2,376,188	537,928	—	2,914,116
Alternative Strategies Fund	1,233,716	—	—	1,233,716

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

As of the most recent tax year ended June 30, 2015, the components of accumulated earnings / (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficits)
Victory CEMP US 500 Volatility Wtd Index Fund	$4,498	$2,608,871	$—	$—	$—	$3,851,028	$6,464,397
Victory CEMP US Small Cap Volatility Wtd Index Fund	182,895	518,566	—	—	—	1,188,123	1,889,584
Victory CEMP International Volatility Wtd Index Fund	7,399	198	—	—	(260,258)	255,623	2,962
Victory CEMP Emerging Market Volatility Wtd Index Fund	11,482	—	(166,065)	—	(243,203)	(521,615)	(919,401)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	557,923	4,670,746	—	—	—	18,556,174	23,784,843
Victory CEMP International Enhanced Volatility Wtd Index Fund	168,344	—	(208,826)	—	(940,029)	(360,437)	(1,340,948)
Victory CEMP REC Enhanced Volatility Wtd Index Fund	1,228,716	760,794	—	—	—	(18,855)	1,970,655
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	—	—	—	(3,428,915)	(23,821)	(3,538)	(3,456,274)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	—	—	(73,166)	(1,056,012)	(28,348)	2,013	(1,155,513)
Victory CEMP Long/Short Strategy Fund	616,672	—	—	—	—	946,162	1,562,834
Victory CEMP Market Neutral Income Fund	32,980	—	—	—	(519,697)	(2,365,939)	(2,852,656)
Victory CEMP Enhanced Fixed Income Fund	161,753	137,799	—	—	—	(72,323)	227,229
Victory CEMP Ultra Short Term Fixed Income Fund	—	—	—	(436)	(632)	3,464	2,396
Balanced Fund	286,261	2,130,967	—	—	—	(78,570)	2,338,658
Growth Fund	339,821	1,837,725	—	—	—	402,201	2,579,747
Alternative Strategies Fund	133,618	—	(4,235,649)	—	—	(548,573)	(4,650,604)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures contracts, passive foreign investment companies and the Funds' wholly-owned subsidiaries.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year Losses
Victory CEMP US 500 Volatility Wtd Index Fund	$—
Victory CEMP US Small Cap Volatility Wtd Index Fund	—
Victory CEMP International Volatility Wtd Index Fund	—
Victory CEMP Emerging Market Volatility Wtd Index Fund	—
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	—
Victory CEMP REC Enhanced Volatility Wtd Index Fund	—
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	19,463
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	27,332
Victory CEMP Long/Short Strategy Fund	—
Victory CEMP Market Neutral Income Fund	32,374
Victory CEMP Enhanced Fixed Income Fund	—
Victory CEMP Ultra Short Term Fixed Income Fund	—
Balanced Fund	—
Growth Fund	—
Alternative Strategies Fund	—

Under current tax law, capital ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the most recent tax year ended June 30, 2015, the following Funds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in June 30, 2016.

Post October Losses
Victory CEMP US 500 Volatility Wtd Index Fund	$—
Victory CEMP US Small Cap Volatility Wtd Index Fund	—
Victory CEMP International Volatility Wtd Index Fund	260,258
Victory CEMP Emerging Market Volatility Wtd Index Fund	243,203
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	940,029
Victory CEMP REC Enhanced Volatility Wtd Index Fund	—
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	4,358
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	1,016
Victory CEMP Long/Short Strategy Fund	—
Victory CEMP Market Neutral Income Fund	487,323
Victory CEMP Enhanced Fixed Income Fund	—
Victory CEMP Ultra Short Term Fixed Income Fund	632
Balanced Fund	—
Growth Fund	—
Alternative Strategies Fund	—

As of the most recent tax year ended June 30, 2015, the following Funds had net capital loss carryforwards ("CLCFS") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

	Expiring FYE	Short-Term	Long-Term	Total
Victory CEMP US 500 Volatility Wtd Index Fund		$—	$—	$—
Victory CEMP US Small Cap Volatility Wtd Index Fund		—	—	—
Victory CEMP International Volatility Wtd Index Fund		—	—	—
Victory CEMP Emerging Market Volatility Wtd Index Fund	Non-expiring	100,600	65,465	166,065
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		—	—	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	Non-expiring	208,826	—	208,826
Victory CEMP REC Enhanced Volatility Wtd Index Fund		—	—	—
Victory CEMP Commodity Volatility Wtd Index Strategy Fund		—	—	—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Non-expiring	73,166	—	73,166
Victory CEMP Long/Short Strategy Fund		—	—	—
Victory CEMP Market Neutral Income Fund		—	—	—
Victory CEMP Enhanced Fixed Income Fund		—	—	—
Victory CEMP Ultra Short Term Fixed Income Fund		—	—	—
Balanced Fund		—	—	—
Growth Fund		—	—	—
Alternative Strategies Fund	11/30/19	4,235,649	—	4,235,649

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of December 31, 2015 were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Victory CEMP US 500 Volatility Wtd Index Fund	$27,002,393	$4,242,060	$(1,532,023)	$2,710,037
Victory CEMP US Small Cap Volatility Wtd Index Fund	7,193,780	576,428	(446,665)	129,763
Victory CEMP International Volatility Wtd Index Fund	8,660,733	640,209	(781,785)	(141,576)
Victory CEMP Emerging Market Volatility Wtd Index Fund	14,232,096	122,146	(2,472,921)	(2,350,775)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	182,209,402	21,737,053	(10,366,034)	11,371,019
Victory CEMP International Enhanced Volatility Wtd Index Fund	35,148,183	731,972	(1,473,687)	(741,715)
Victory CEMP REC Enhanced Volatility Wtd Index Fund	9,250,981	201,194	(133,323)	67,871
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	8,315,043	162,127	(160,851)	1,276

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$5,386,557	$109,371	$(108,459)	$912
Victory CEMP Long/Short Strategy Fund	13,919,172	1,295,243	(547,850)	747,393
Victory CEMP Market Neutral Income Fund	64,813,168	1,505,596	(6,887,348)	(5,381,752)
Victory CEMP Enhanced Fixed Income Fund	3,149,194	2,648	(2,675)	(27)
Victory CEMP Ultra Short Term Fixed Income Fund	10,398,665	2,989	(150)	2,839
Balanced Fund	30,564,919	81,672	(2,230,243)	(2,148,571)
Growth Fund	16,344,352	—	(201,713)	(201,713)
Alternative Strategies Fund	30,516,677	—	(2,760,971)	(2,760,971)

9.  Affiliated Funds

The term "affiliated company" includes funds which are managed by VCM which are affiliates of the Funds'. Transactions during the period ended December 31, 2015 with funds which are affiliates are as follows:

		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Value at December 31, 2015	Dividend Income	Net Realized Gains (Losses)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Victory CEMP Ultra Short Term Fixed Income Fund — Class I	$479,132	—	$—	(47,913)	$(479,132)	$—	$572	$—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Victory CEMP Ultra Short Term Fixed Income Fund — Class I	$366,705	—	$—	(36,670)	$(366,705)	$—	$442	$—
Victory CEMP Enhanced Fixed Income Fund
Victory CEMP Ultra Short Term Fixed Income Fund — Class I	$841,037	—	$—	(84,104)	$(841,037)	$—	$1,059	$—
Balanced Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund — Class I	$1,193,591	4,324	$33,280	(28,205)	$(264,374)	$867,550	$—	$(41,908)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Value at December 31, 2015	Dividend Income	Net Realized Gains (Losses)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund — Class I	$1,192,910	6,695	$40,689	(30,278)	$(277,726)	$866,447	$—	$(87,662)
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	43,725	120	3,961	(452)	(16,428)	28,184	269	(1,885)
Victory CEMP Emerging Market Volatility Wtd Index Fund — Class I	1,087,310	2,057	17,777	(12,313)	(125,121)	819,351	7,674	(19,809)
Victory CEMP Enhanced Fixed Income Fund — Class I	3,801,024	—	—	(384,716)	(3,770,248)	—	—	23,568
Victory CEMP International Enhanced Volatility Wtd Index Fund — Class I	4,336,451	5,790	59,244	(65,480)	(763,918)	3,246,618	14,195	(82,814)
Victory CEMP International High Div Volatility Wtd Index ETF	—	1,735	56,248	(150)	(5,023)	51,196	36	(209)
Victory CEMP International Volatility Wtd Index ETF	—	1,620	54,659	(100)	(3,360)	51,239	22	(125)
Victory CEMP International Volatility Wtd Index Fund — Class I	3,282,614	3,578	38,711	(60,108)	(721,432)	2,440,374	13,152	(65,465)
Victory CEMP Long/Short Strategy Index Fund — Class I	2,727,880	—	—	(64,094)	(690,927)	1,875,082	80,068	32,819

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Value at December 31, 2015	Dividend Income	Net Realized Gains (Losses)
Victory CEMP Market Neutral Income Fund — Class I	$8,764,117	408,468	$3,909,003	(313,107)	$(3,136,677)	$9,398,109	$87,281	$64,690
Victory CEMP REC Enhanced Volatility Wtd Index Fund — Class I	1,576,474	14,670	143,222	(37,028)	(408,294)	1,082,717	149,119	77,383
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	1,383,500	72	2,629	(13,587)	(485,416)	862,085	8,500	8,685
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class I	2,784,588	—	—	(51,143)	(665,757)	1,931,290	16,992	117,554
Victory CEMP US 500 Volatility Wtd Index ETF	2,092,820	—	—	(20,813)	(743,242)	1,293,060	11,816	14,502
Victory CEMP US 500 Volatility Wtd Index Fund — Class I	2,087,128	—	—	(39,658)	(511,846)	1,365,787	8,708	162,573
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	708,211	—	—	(5,631)	(209,252)	429,491	3,319	(4,786)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	1,359,941	912	32,857	(24,571)	(894,336)	522,827	20,557	(15,751)
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	—	1,659	57,147	(175)	(5,836)	51,079	61	(8)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Value at December 31, 2015	Dividend Income	Net Realized Gains (Losses)
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	$—	1,547	$51,243	—	$—	$50,912	$86	$—
Victory CEMP US Small Cap Volatility Wtd Index ETF	—	1,722	57,020	(175)	(5,770)	50,958	34	(163)
Victory CEMP US Small Cap Volatility Wtd Index Fund — Class I	714,375	—	—	(12,913)	(173,696)	459,079	11,611	29,785
	$39,136,659	454,969	$4,557,690	(1,164,697)	$(13,878,679)	$27,743,435	$433,500	$210,974
Growth Fund
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	$7,104	19,266	$614,537	(19,466)	$(621,207)	$—	$1,722	$(3,870)
Victory CEMP Emerging Market Volatility Wtd Index Fund — Class I	798,020	—	—	(80,689)	(799,872)	—	5,632	(124,558)
Victory CEMP International Enhanced Volatility Wtd Index Fund — Class I	2,920,593	—	—	(257,775)	(2,868,284)	—	8,212	(227,257)
Victory CEMP International High Div Volatility Wtd Index ETF	—	97,418	3,212,727	(3,197)	(106,164)	3,043,338	7,186	(1,112)
Victory CEMP International Volatility Wtd Index Fund — Class I	2,342,106	—	—	(204,909)	(2,408,727)	—	8,864	(188,883)
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	1,016,083	—	—	(27,641)	(1,008,130)	—	5,278	(5,100)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Value at December 31, 2015	Dividend Income	Net Realized Gains (Losses)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class I	$1,998,148	—	$—	(141,212)	$(1,776,247)	$—	$6,980	$198,459
Victory CEMP US 500 Volatility Wtd Index ETF	1,568,843	—	—	(42,678)	(1,515,649)	—	7,683	34,580
Victory CEMP US 500 Volatility Wtd Index Fund — Class I	1,525,034	—	—	(110,510)	(1,398,541)	—	5,867	107,414
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	536,432	—	—	(13,681)	(503,433)	—	2,321	(16,315)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	999,238	66,694	2,397,855	(25,264)	(915,017)	2,463,223	18,430	(15,842)
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	—	91,967	3,220,295	(3,054)	(107,032)	3,060,385	6,272	(1,395)
Victory CEMP US Small Cap Volatility Wtd Index ETF	—	1,170	41,008	(1,170)	(41,008)	—	88	(852)
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	—	33,618	1,135,886	(1,919)	(66,245)	1,043,214	5,611	(2,218)
Victory CEMP US Small Cap Volatility Wtd Index Fund — Class I	518,510	3,698	49,624	(41,187)	(552,057)	—	7,170	(8,035)
	$14,230,111	313,831	$10,671,932	(974,352)	$(14,687,613)	$9,610,160	$97,316	$(254,984)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Value at December 31, 2015	Dividend Income	Net Realized Gains (Losses)
Alternative Strategies Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund — Class I	$4,151,057	—	$—	(120,923)	$(1,138,084)	$2,731,287	$—	$(185,763)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund — Class I	4,232,244	909	5,493	(142,766)	(1,301,203)	2,727,825	—	(402,363)
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	658,079	—	—	(18,527)	(643,935)	—	2,043	(45,622)
Victory CEMP International Enhanced Volatility Wtd Index Fund — Class I	3,742,554	—	—	(330,320)	(3,680,144)	—	9,570	(268,121)
Victory CEMP Long/Short Strategy Index Fund — Class I	9,514,184	458,306	5,165,098	(286,942)	(3,157,395)	10,756,630	442,520	98,419
Victory CEMP Market Neutral Income Fund — Class I	7,082,415	762,110	7,293,369	(318,759)	(3,133,395)	10,957,306	81,462	161,884
Victory CEMP REC Enhanced Volatility Wtd Index Fund — Class I	5,695,592	—	—	(500,490)	(5,556,584)	—	6,401	(31,365)
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	1,230,394	—	—	(33,471)	(1,167,385)	—	2,948	53,702
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class I	3,046,174	—	—	(214,925)	(2,652,175)	—	6,242	365,704

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Value at December 31, 2015	Dividend Income	Net Realized Gains (Losses)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	$1,232,149	—	$—	(34,836)	$(1,214,644)	$—	$9,123	$37,228
	$40,584,842	1,221,325	$12,463,960	(2,001,959)	$(23,644,944)	$27,173,048	$560,309	$(216,297)

10.  Change in Accounting Policy:

During the year ended November 30, 2013 and the period ended June 30, 2014, the Alternative Fund had a controlling interest in each of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund. The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund each have investments in wholly owned CFCs and report their financial statements on a consolidated basis with their respective wholly owned CFCs. As a result of this controlling interest the Financial Statements of the Alternative Fund included the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (and its respective CFC) and the Compass EMP Commodity Strategies Volatility Weighted Fund (and its respective CFC).

On July 1, 2014, the Board made the determination that the financial presentation that would be most meaningful to shareholders going forward for the Alternative Fund was on an unconsolidated basis as the financials of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (and its respective CFC) and the Compass EMP Commodity Strategies Volatility Weighted Fund (and its respective CFC) were now presented in the same report. Previously the Alternative Fund had a fiscal year end of November 30th and presented its financials in a separate report from the other Funds in which it had a controlling interest.

As a result on July 1, 2014, the Financial Statements of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (and its respective CFC) and the Compass EMP Commodity Strategies Volatility Weighted Fund (and its respective CFC) were deconsolidated. The non-controlling interest on the date of deconsolidation was $16,677,714. As a result of Board determination, the 2014 Statement of Changes in Net Assets and the Seven Month Period Ended June 30, 2014 of the Financial Highlights have been changed from the prior audited amounts, to not include the consolidation.

The Statements of Assets and Liabilities as of June 30, 2014 and November 30, 2013, the Statements of Operations for the periods ended June 30, 2014 and November 30, 2013 and the Statements of Changes in Net Assets for the periods ended June 30, 2014 and November 30, 2013 are not presented herein as the periods are no longer required to be disclosed in the financial statements.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

A summary of the effects of the change in accounting policy to the Financial Highlights is as follows:

Financial Highlights for the period ended June 30, 2014

	Previously Reported	Restated
Class A
Net Asset Value, Beginning of Period	10.07	10.07
Net Investment Income (Loss)	0.03	0.06
Net realized and unrealized gain (loss)	0.66	0.45
Total income(loss) from investment operations	0.69	0.51
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	(0.18)	—
Net Asset Value, End of Period	10.58	10.58
Total Return (%)	5.06%	5.06%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.73%	0.59%
After fees waived and expenses absorbed/recouped	1.47%	0.50%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	0.31%	0.94%
After fees waived and expenses absorbed/recouped	0.57%	1.03%
Class C
Net Asset Value, Beginning of Period	9.82	9.82
Net Investment Income (Loss)	(0.01)	0.02
Net realized and unrealized gain (loss)	0.64	0.43
Total income(loss) from investment operations	0.63	0.45
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	(0.18)	—
Net Asset Value, End of Period	10.27	10.27
Total Return (%)	4.58%	4.58%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	2.48%	1.34%
After fees waived and expenses absorbed/recouped	2.22%	1.25%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	(0.41)%	0.22%
After fees waived and expenses absorbed/recouped	(0.15)%	0.31%

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Financial Highlights for the period ended June 30, 2014 (continued)

	Previously Reported	Restated
Class T
Net Asset Value, Beginning of Period	9.98	9.98
Net Investment Income (Loss)	0.02	0.05
Net realized and unrealized gain (loss)	0.65	0.44
Total income(loss) from investment operations	0.67	0.49
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	(0.18)	—
Net Asset Value, End of Period	10.47	10.47
Total Return (%)	4.91%	4.91%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.98%	0.84%
After fees waived and expenses absorbed/recouped	1.72%	0.75%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	0.07%	0.69%
After fees waived and expenses absorbed/recouped	0.33%	0.78%

Financial Highlights for the period ended November 30, 2013

	Previously Reported	Restated
Class A
Net Asset Value, Beginning of Period	9.69	9.69
Net Investment Income (Loss)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	0.38	0.40
Total income(loss) from investment operations	0.34	0.38
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	0.04	—
Net Asset Value, End of Period	10.07	10.07
Total Return (%)	3.92%	3.92%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.68%	1.19%
After fees waived and expenses absorbed/recouped	1.61%	1.19%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	(0.46)%	(0.25)%
After fees waived and expenses absorbed/recouped	(0.39)%	(0.25)%

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Financial Highlights for the period ended November 30, 2013 (continued)

	Previously Reported	Restated
Class C
Net Asset Value, Beginning of Period	9.51	9.51
Net Investment Income (Loss)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	0.38	0.40
Total income(loss) from investment operations	0.27	0.31
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	0.04	—
Net Asset Value, End of Period	9.82	9.82
Total Return (%)	3.26%	3.26%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	2.43%	1.94%
After fees waived and expenses absorbed/recouped	2.36%	1.94%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	(1.21)%	(1.00)%
After fees waived and expenses absorbed/recouped	(1.14)%	(1.00)%
Class T
Net Asset Value, Beginning of Period	9.62	9.62
Net Investment Income (Loss)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	0.38	0.40
Total income(loss) from investment operations	0.32	0.36
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	0.04	—
Net Asset Value, End of Period	9.98	9.98
Total Return (%)	3.74%	3.74%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.93%	1.37%
After fees waived and expenses absorbed/recouped	1.86%	1.37%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	(0.71)%	(0.50)%
After fees waived and expenses absorbed/recouped	(0.64)%	(0.50)%

Victory Portfolios II	Supplemental Information December 31, 2015

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently eight Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 26 portfolios in the Trust, one portfolio in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 25 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 64	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 68	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 64	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011-November 2011).
Sally M. Dungan, 61	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 62	Trustee	May 2015	Bulk physical commodities broker, Endgate Commodities LLC (since 2014); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Member, Crossroad LLC (Consultants) (2009-2011).	Director, Caledonia Mining Corporation (since May 2012); Managing Member, Crossroad LLC (since May 2009).
David L. Meyer, 58	Trustee	May 2015	Retired.	None.
Leigh A. Wilson, 71	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013).
Interested Trustee.
David C. Brown, 43	Trustee	May 2015

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 54	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 46	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 42	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Christopher A. Ponte, 31	Treasurer	May 2015	Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (since 2011).
Edward J. Veilleux, 72	Chief Compliance Officer	May 2015	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 55	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 62	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP (since 2011).

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (unless otherwise noted) from July 1, 2015, through December 31, 2015.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15-12/31/15	Expense Ratio During Period** 7/1/15-12/31/15
Victory CEMP US 500 Volatility Wtd Index Fund
Class A Shares	$1,000.00	$978.20	$4.92	0.99%
Class C Shares	1,000.00	974.50	8.64	1.74%
Class I Shares	1,000.00	978.70	3.68	0.74%
Victory CEMP US Small Cap Volatility Wtd Index Fund
Class A Shares	1,000.00	932.40	4.81	0.99%
Class C Shares	1,000.00	929.20	8.44	1.74%
Class I Shares	1,000.00	933.20	3.60	0.74%
Victory CEMP International Volatility Wtd Index Fund
Class A Shares	1,000.00	927.90	5.33	1.10%
Class C Shares	1,000.00	924.20	8.95	1.85%
Class I Shares	1,000.00	930.10	4.12	0.85%
Victory CEMP Emerging Market Volatility Wtd Index Fund
Class A Shares	1,000.00	838.40	5.31	1.15%
Class C Shares	1,000.00	834.40	8.76	1.90%
Class I Shares	1,000.00	838.20	4.16	0.90%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15-12/31/15	Expense Ratio During Period** 7/1/15-12/31/15
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$977.40	$4.92	0.99%
Class C Shares	1,000.00	973.60	8.63	1.74%
Class I Shares	1,000.00	977.90	3.68	0.74%
Victory CEMP International Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	890.10	5.23	1.10%
Class C Shares	1,000.00	886.30	8.77	1.85%
Class I Shares	1,000.00	890.50	4.04	0.85%
Victory CEMP REC Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	995.20	7.07	1.41%
Class C Shares	1,000.00	991.30	10.86	2.17%
Class I Shares	1,000.00	994.80	5.77	1.15%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	843.30	5.10	1.10%
Class C Shares	1,000.00	840.10	8.56	1.85%
Class I Shares	1,000.00	844.00	3.94	0.85%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	875.10	5.18	1.10%
Class C Shares	1,000.00	873.40	8.71	1.85%
Class I Shares	1,000.00	877.90	4.01	0.85%
Victory CEMP Long/Short Strategy Fund
Class A Shares	1,000.00	976.70	7.20	1.45%
Class C Shares	1,000.00	974.10	10.92	2.20%
Class I Shares	1,000.00	979.20	5.97	1.20%
Victory CEMP Market Neutral Income Fund
Class A Shares	1,000.00	1,005.50	4.54	0.90%
Class C Shares	1,000.00	1,002.10	8.30	1.65%
Class I Shares	1,000.00	1,006.70	3.28	0.65%
Victory CEMP Enhanced Fixed Income Fund
Class A Shares	1,000.00	992.20	3.56	0.71%
Class C Shares	1,000.00	988.50	7.30	1.46%
Class I Shares	1,000.00	992.10	2.30	0.46%
Victory CEMP Ultra Short Term Fixed Income Fund
Class A Shares	1,000.00	999.50	2.51	0.50%
Class I Shares	1,000.00	1,001.70	1.26	0.25%
Balanced Fund
Class A Shares	1,000.00	958.10	2.46	0.50%
Class C Shares	1,000.00	953.90	6.14	1.25%
Growth Fund
Class A Shares	1,000.00	941.60	2.44	0.50%
Class C Shares	1,000.00	938.20	6.09	1.25%
Alternative Strategies Fund
Class A Shares	1,000.00	945.70	2.45	0.50%
Class C Shares	1,000.00	942.50	6.10	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do no reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15-12/31/15	Expense Ratio During Period** 7/1/15-12/31/15
Victory CEMP US 500 Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,020.16	$5.03	0.99%
Class C Shares	1,000.00	1,016.39	8.82	1.74%
Class I Shares	1,000.00	1,021.42	3.76	0.74%
Victory CEMP US Small Cap Volatility Wtd Index Fund
Class A Shares	1,000.00	1,020.16	5.03	0.99%
Class C Shares	1,000.00	1,016.39	8.82	1.74%
Class I Shares	1,000.00	1,021.42	3.76	0.74%
Victory CEMP International Volatility Wtd Index Fund
Class A Shares	1,000.00	1,019.61	5.58	1.10%
Class C Shares	1,000.00	1,015.84	9.37	1.85%
Class I Shares	1,000.00	1,020.86	4.32	0.85%
Victory CEMP Emerging Market Volatility Wtd Index Fund
Class A Shares	1,000.00	1,019.36	5.84	1.15%
Class C Shares	1,000.00	1,015.58	9.63	1.90%
Class I Shares	1,000.00	1,020.61	4.57	0.90%
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	1,020.16	5.03	0.99%
Class C Shares	1,000.00	1,016.39	8.82	1.74%
Class I Shares	1,000.00	1,021.42	3.76	0.74%
Victory CEMP International Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	1,019.61	5.58	1.10%
Class C Shares	1,000.00	1,015.84	9.37	1.85%
Class I Shares	1,000.00	1,020.86	4.32	0.85%
Victory CEMP REC Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	1,018.05	7.15	1.41%
Class C Shares	1,000.00	1,014.23	10.99	2.17%
Class I Shares	1,000.00	1,019.36	5.84	1.15%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,019.61	5.58	1.10%
Class C Shares	1,000.00	1,015.84	9.34	1.85%
Class I Shares	1,000.00	1,020.86	4.32	0.85%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,019.61	5.58	1.10%
Class C Shares	1,000.00	1,015.84	9.34	1.85%
Class I Shares	1,000.00	1,020.86	4.32	0.85%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15-12/31/15	Expense Ratio During Period** 7/1/15-12/31/15
Victory CEMP Long/Short Strategy Fund
Class A Shares	$1,000.00	$1,017.85	$7.35	1.45%
Class C Shares	1,000.00	1,014.08	11.14	2.20%
Class I Shares	1,000.00	1,019.10	6.09	1.20%
Victory CEMP Market Neutral Income Fund
Class A Shares	1,000.00	1,020.61	4.57	0.90%
Class C Shares	1,000.00	1,016.84	8.36	1.65%
Class I Shares	1,000.00	1,021.87	3.30	0.65%
Victory CEMP Enhanced Fixed Income Fund
Class A Shares	1,000.00	1,021.57	3.61	0.71%
Class C Shares	1,000.00	1,017.80	7.41	1.46%
Class I Shares	1,000.00	1,022.82	2.34	0.46%
Victory CEMP Ultra Short Term Fixed Income Fund
Class A Shares	1,000.00	1,022.62	2.54	0.50%
Class I Shares	1,000.00	1,023.88	1.27	0.25%
Balanced Fund
Class A Shares	1,000.00	1,022.62	2.54	0.50%
Class C Shares	1,000.00	1,018.85	6.34	1.25%
Growth Fund
Class A Shares	1,000.00	1,022.62	2.54	0.50%
Class C Shares	1,000.00	1,018.85	6.34	1.25%
Alternative Strategies Fund
Class A Shares	1,000.00	1,022.62	2.54	0.50%
Class C Shares	1,000.00	1,018.85	6.34	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

Change in Independent Registered Public Accounting Firm:

BBD LLP was previously the principal accountant for Compass EMP Funds. On August 19, 2015 that firm resigned and Cohen Fund Audit Services, LTD was engaged as principal accountants. The decision to change accountants was approved by the audit committee of the Board of Trustees.

During the fiscal year ended June 30, 2015, there were no: (1) disagreements with BBD LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audit reports of BBD LLP on the financial statements of Compass EMP Funds as of and for the year ended June 30, 2015 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund

Victory CEMP International Volatility Wtd Index Fund	Victory CEMP Emerging Market Volatility Wtd Index Fund

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

Victory CEMP REC Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Victory CEMP Long/Short Strategy Fund

Victory CEMP Market Neutral Income Fund	Victory CEMP Enhanced Fixed Income Fund

Victory Portfolios II	Supplemental Information — continued December 31, 2015

  (Unaudited)

Victory CEMP Ultra Short Term Fixed Income Fund	Victory CEMP Multi-Asset Balanced Fund

Victory CEMP Multi-Asset Growth Fund	Victory CEMP Alternative Strategies Fund

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.compassempfunds.com	800-539-FUND (800-539-3863)

VP-COMPASS-SAR (12/15)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)           Not applicable.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)                 Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	March 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 1, 2016

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	March 1, 2016